                                                    Prospectus dated May 1, 2006

                            (JOHN HANCOCK (R) LOGO)
                             JOHN HANCOCK ANNUITIES

                        Venture Vantage Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in VANTAGE flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York. Unless otherwise specified, "we," "us," "our," or the "Company" refers to John Hancock USA. We do not authorize this Prospectus for use in connection with the purchase of a new Vantage variable annuity Contract on or after May 1, 2006.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (the "Separate Account"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:

JOHN HANCOCK TRUST
500 Index Trust
Active Bond Trust
All Cap Core Trust
All Cap Growth Trust
All Cap Value Trust
American Blue Chip Income & Growth Trust
American Bond Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Classic Value Trust
Core Bond Trust
Core Equity Trust
Dynamic Growth Trust
Emerging Growth Trust
Emerging Small Company Trust
Equity-Income Trust
Financial Services Trust
Fundamental Value Trust
Global Trust
Global Allocation Trust
Global Bond Trust
Health Sciences Trust
High Yield Trust
Income & Value Trust
Index Allocation Trust
International Core Trust (formerly
International Stock Trust)
International Equity Index Trust A
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust
Large Cap Value Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Core Trust
Mid Cap Index Trust
Mid Cap Stock Trust
Mid Cap Value Trust
Money Market Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust
Quantitative Mid Cap Trust
Quantitative Value Trust
Real Estate Securities Trust
Real Return Bond Trust
Science & Technology Trust
Small Cap Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Trust
Small Company Value Trust
Special Value Trust
Strategic Bond Trust
Strategic Income Trust
Strategic Opportunities Trust
Strategic Value Trust
Total Return Trust
Total Stock Market Index Trust
U.S. Core Trust (formerly Growth & Income Trust)
U.S. Global Leaders Growth Trust
U.S. Government Securities Trust
U.S. High Yield Bond Trust
U.S. Large Cap Trust
Utilities Trust
Value Trust

FAM VARIABLE SERIES FUNDS, INC. (1)
Mercury Basic Value V.I. Fund
Mercury Value Opportunities
V.I. Fund
Mercury Global Allocation
V.I. Fund

PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio

(1)  Not available with Contracts issued on or after January 28, 2002.

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

We will add a "Payment Enhancement" of at least 3% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

    ANNUITIES SERVICE CENTER                             MAILING ADDRESS
       601 Congress Street                            Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                  www.johnhancockannuities.com

                                Table of Contents

GLOSSARY OF SPECIAL TERMS..................................................    1
OVERVIEW...................................................................    3
FEE TABLES.................................................................    7
   EXAMPLES................................................................    9
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT AND THE FUNDS...........   14
   THE COMPANY.............................................................   14
   THE SEPARATE ACCOUNT....................................................   14
   THE FUNDS...............................................................   15
   VOTING INTEREST.........................................................   23
DESCRIPTION OF THE CONTRACT................................................   24
   ELIGIBLE PLANS..........................................................   24
   ELIGIBLE GROUPS.........................................................   24
   ACCUMULATION PERIOD PROVISIONS..........................................   24
      Purchase Payments....................................................   24
      Payment Enhancements.................................................   25
      Accumulation Units...................................................   26
      Value of Accumulation Units..........................................   26
      Net Investment Factor................................................   26
      Transfers Among Investment Options...................................   27
      Maximum Number of Investment Options.................................   28
      Telephone and Electronic Transactions................................   28
      Special Transfer Services - Dollar Cost Averaging Program............   28
      Special Transfer Services - Asset Rebalancing Program................   29
      Withdrawals..........................................................   29
      Special Withdrawal Services - The Income Plan........................   30
      Optional Guaranteed Minimum Withdrawal Benefits......................   30
      Death Benefit During the Accumulation Period.........................   30
      Optional Enhanced Death Benefits.....................................   32
   PAY-OUT PERIOD PROVISIONS...............................................   32
      General..............................................................   32
      Annuity Options......................................................   32
      Determination of Amount of the First Variable Annuity Benefit
         Payment...........................................................   34
      Annuity Units and the Determination of Subsequent Variable Annuity
         Benefit Payments..................................................   34
      Transfers During Pay-out Period......................................   34
      Death Benefit During the Pay-Out Period..............................   34
      Optional Guaranteed Minimum Income Benefit...........................   34
   OTHER CONTRACT PROVISIONS...............................................   35
      Right to Review......................................................   35
      Ownership............................................................   35
      Annuitant............................................................   36
      Beneficiary..........................................................   36
      Modification.........................................................   36
      Our Approval.........................................................   36
      Misstatement and Proof of Age, Sex or Survival.......................   36
   FIXED INVESTMENT OPTIONS................................................   36
CHARGES AND DEDUCTIONS.....................................................   38
   WITHDRAWAL CHARGES......................................................   38
      Waiver of Applicable Withdrawal Charge - Confinement to Eligible
         Nursing Home......................................................   39
   ANNUAL CONTRACT FEE.....................................................   39
   ASSET-BASED CHARGES.....................................................   39
      Daily Administration Fee.............................................   39
      Mortality and Expense Risks Fee......................................   40
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS......................   40
   PREMIUM TAXES...........................................................   41
FEDERAL TAX MATTERS........................................................   42
   INTRODUCTION............................................................   42
   OUR TAX STATUS..........................................................   42
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS............................   42
   NON-QUALIFIED CONTRACTS.................................................   42
      Undistributed Gains..................................................   42
      Taxation of Annuity Payments.........................................   43
      Surrenders, Withdrawals and Death Benefits...........................   43
      Taxation of Death Benefit Proceeds...................................   43
      Penalty Tax on Premature Distributions...............................   44
      Puerto Rico Non-Qualified Contracts..................................   44
      Diversification Requirements.........................................   44
   QUALIFIED CONTRACTS.....................................................   45
      Penalty Tax on Premature Distributions...............................   45
      Tax-Free Rollovers...................................................   46
      Loans................................................................   46
      Puerto Rico Contracts Issued to Fund Retirement Plans................   47
   SEE YOUR OWN TAX ADVISER................................................   47
GENERAL MATTERS............................................................   48
   ASSET ALLOCATION SERVICES...............................................   48
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM................   48
   DISTRIBUTION OF CONTRACTS...............................................   48
      Standard Compensation................................................   48
      Additional Compensation and Revenue Sharing..........................   49
      Differential Compensation............................................   49
      Contracts Sold Directly Without Payment of Any Sales Compensation....   49
   CONFIRMATION STATEMENTS.................................................   49
   REINSURANCE ARRANGEMENTS................................................   49
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE...................    1
APPENDIX B: QUALIFIED PLAN TYPES...........................................    1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS...............................    1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS................    1
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT.....................    1
APPENDIX F: EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS...................    1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES.............................    1

We provide additional information about the Contract and the Separate Account in a Statement of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the Contracts and the Separate Account. We list the Table of Contents of the Statement of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents

General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Registered Public Accountant...............................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1

                            Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress Street, Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which the Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of our assets, other than assets in the Separate Account and any other separate accounts we may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account
H. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of the Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

Each Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and us. "Deferred payment" means payments by the Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

This Prospectus describes Contracts purchased before May 1, 2006. For these purposes, "purchase" means that you completed an application and we received it before May 1, 2006. In certain instances, your Contract may have a Contract Date after this date.

We do not authorize this Prospectus for use in connection with the purchase of a new Vantage Contract on or after May 1, 2006. Although we still offer Vantage Contracts for sale, we make the offer through a different prospectus.

This Prospectus primarily describes features of our current version of the Vantage Contract, but we may also describe features of certain older versions of the Contract we issued from November 1986 until October 1993. The principal differences between the current versions of the Contract and the prior versions relate to the Investment Options available under the Contracts, charges we impose, death benefit provisions and a minimum interest rate to be credited for any guarantee period under the fixed portion of the Contract.

WHO ISSUED MY CONTRACT?

John Hancock Life Insurance Company (U.S.A.) issued your Contract.

WHAT IS A PAYMENT ENHANCEMENT?

We will add a Payment Enhancement to your Contract for each Purchase Payment that you make under your Contract. The amount of the Payment Enhancement depends on the cumulative amount of your Purchase Payments. To receive a higher percentage than that based on the cumulative amount of your Purchase Payments, you must provide satisfactory evidence that your total Purchase Payments within 13 months of the issue date will be enough to justify the higher percentage. If your total Purchase Payments during the 13-month period do not equal or exceed the amount approved, we reserve the right to recover from your Contract the excess Payment Enhancement added to the Contract. We fund the Payment Enhancement from our general account and allocate it among Investment Options in the same proportion as your Purchase Payment. The amount returned if you exercise your right to return the Contract during the "right to review" period is reduced by any Payment Enhancements.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will be the greater of: (a) the Contract Value, or (b) the Minimum Death Benefit as defined in the Section, "Death Benefit During Accumulation Period." Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.

If a Contract Owner dies, we have the right to deduct from the death benefit paid, any Payment Enhancements applied to the Contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "Payment Enhancements" in this paragraph refers to the original amount of Payment Enhancements; earnings attributable to Payment Enhancements will not be deducted from the death benefit paid.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, the Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investments you make in the Contract. We required you to pay at least $10,000 to purchase a Contract. Each subsequent Purchase Payments must be at least $30. Additional Purchase Payments generally may be made at any time.

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle Trusts or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.

CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C: Optional Enhanced Death Benefits

-    Annual Step Death Benefit;

- Guaranteed Earnings Multiplier Death Benefit (not offered in the state of Washington);

-    Triple Protection Death Benefit.

Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

-    Principal Plus;

-    Principal Plus for Life.

Appendix E: Optional Guaranteed Minimum Income Benefit

-    Guaranteed Retirement Income Program II;

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has an annual Contract fee of $40. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

- full or partial withdrawals (including surrenders and systematic withdrawals);

-    payment of any death benefit proceeds; and

-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

-    the type of the distribution;

-    when the distribution is made;

-    the nature of any Qualified Plan for which the Contract is being used, and

-    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables

The following tables describe the fees and expenses you paid at the time you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Contract. The tables also describe the fees and expenses for older versions of the Vantage Contracts, as well as information about optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES (A)

MAXIMUM WITHDRAWAL CHARGE (B)
(as percentage of Purchase Payments)
   First Year                           8.5%
   Second Year                          8.5%
   Third Year                             8%
   Fourth Year                            7%
   Fifth Year                             6%
   Sixth Year                             5%
   Seventh Year                           4%
   Eighth Year                            3%
   Ninth Year                             2%
   Thereafter                             0%

TRANSFER FEE (C)
   Maximum Fee                         $ 25
   Current Fee                         $  0

(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").

(B) The charge is taken within the specified period of years measured from the date of Purchase Payment.

(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES

                                                               CONTRACTS      CONTRACTS     CONTRACTS     CONTRACTS
                                                                 ISSUED        ISSUED         ISSUED        ISSUED
                                                                PRIOR TO    1/29/2001 TO   5/6/2003 TO   5/2/2005 TO
                                                               1/29/2001      5/5/2003       5/1/2005      5/1/2006
                                                              -----------   ------------   -----------   -----------
ANNUAL CONTRACT FEE (A)                                          $  40         $  40          $  40         $  40

ANNUAL SEPARATE ACCOUNT EXPENSES (B)
Mortality and Expense Risks Fee                                   1.25%         1.25%          1.25%         1.25%
Daily Administration Fee - asset based                            0.30%         0.30%          0.30%         0.30%
                                                                 -----         -----          -----         -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                            1.55%         1.55%          1.55%         1.55%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS
FEES DEDUCTED FROM SEPARATE ACCOUNT
Annual Step Death Benefit Fee                                     0.20%         0.05%          0.20%         0.20%
Guaranteed Earnings Multiplier Fee                            not offered       0.20%          0.20%         0.20%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                            1.75%         1.80%          1.95%         1.95%
(With Annual Step Death Benefit Fee and Guaranteed Earnings
   Multiplier Fee Reflected)

FEES DEDUCTED FROM CONTRACT VALUE
Guaranteed Minimum Withdrawal Benefits (C)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Principal Plus for Life Fee
   Maximum fee                                                not offered    not offered   not offered       0.75%
   Current Fee                                                                                               0.40%
   Principal Plus
   Maximum fee                                                not offered    not offered       0.75%     not offered
   Current fee                                                                                 0.30%
Guaranteed Retirement Income Programs (D)
(as a percentage of Income Base)
   Guaranteed Retirement Income Program II                    not offered       0.45%      no offered    not offered

Triple Protection Death Benefit (E)                           not offered    not offered       0.50%     not offered
(as a percentage of Triple Protection Death Benefit)

(A) The $40 annual Contract fee will not be assessed prior to the Maturity Date under a Vantage Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000.

(B) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.

(C) The current charge is 0.30% for Principal Plus and 0.40% for Principal Plus for Life. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value. Principal Plus was not available for Contracts issued prior to December 8, 2003.

(D) Guaranteed Retirement Income Program II was offered from January 29, 2001 to December 30, 2002.

(E) Subject to state availability, the Triple Protection Death Benefit was offered from December, 2003 through December, 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES                    MINIMUM(A)    MAXIMUM
------------------------------------                    -----------   -------
Range of expenses that are deducted from Fund assets,
   including management fees, Rule 12b-1 fees, and
   other expenses for Contracts issued on and after
   May 13, 2002                                            0.76%       1.60%

Range of expenses that are deducted from Fund assets,
   including management fees, Rule 12b-1 fees, and
   other expenses for Contracts issued prior to
   May 13, 2002                                            0.56%       1.40%

(A) For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Fund shares for certain Variable Investment Options available under those Contracts.

EXAMPLES

We provide the following six examples that are intended to help you compare the costs of investing in the Contract with the costs of investing in other variable annuity Contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Examples 1 and 2 pertain to Vantage Contracts; one with optional benefit Riders and one without. Examples 3 and 4 pertain to previously issued Vantage Contracts that are eligible to invest in certain Variable Investment Options funded with Series I shares of the John Hancock Trust.

VANTAGE CONTRACTS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit, Guaranteed Earnings Multiplier, and Principal Plus for Life optional Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                  Example 1. Maximum Fund operating expenses -
                     Vantage Contract with optional Riders

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                           $1,216    $2,074    $2,811    $4,579
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $  439    $1,335    $2,252    $4,579

The next example assumes that you invest $10,000 in a currently offered Vantage Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                  Example 2. Minimum Fund operating expenses -
                    Vantage Contract with no optional Riders

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                           $1,024    $1,514    $1,849    $2,666
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $  237    $  730    $1,249    $2,666

PREVIOUSLY ISSUED VANTAGE CONTRACTS ELIGIBLE TO INVEST IN SERIES I SHARES OF THE JOHN HANCOCK TRUST. The next two examples apply to Vantage Contracts issued prior to May 13, 2002 and assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. Example 3 also assumes that we issued the Contract with three optional Riders that were available at the time: Annual Step Death Benefit, Guaranteed Earnings Multiplier and Guaranteed Retirement Income Program II. This example also assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                  Example 3. Maximum Fund operating expenses -
                      Vantage Contract with optional Riders
                          (issued before May 13, 2002)

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                           $1,185    $1,987    $2,669    $4,360
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $  408    $1,243    $2,101    $4,360

Example 4 also applies to Contracts issued prior to May 13, 2002. This example assumes that you invest in a Contract with no optional Riders. This example also assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                  Example 4. Minimum Fund operating expenses -
                    Vantage Contract with no optional Riders
                          (issued before May 13, 2002)

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                           $1,006    $1,459    $1,748    $2,464
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $  217    $  670    $1,148    $2,464

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOUR CONTRACT WAS ISSUED AFTER MAY 13, 2002. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST FUND IN SERIES I SHARES OF THAT FUND (EXCEPT IN THE CASE OF FUNDS THAT COMMENCED OPERATION ON OR AFTER MAY 13, 2002).

                                                                                                          TOTAL FUND    TOTAL FUND
                                                       MANAGEMENT      12B-1        12B-1        OTHER      ANNUAL        ANNUAL
                                                          FEES         FEES          FEES      EXPENSES    EXPENSES      EXPENSES
                                                       ----------   ----------   -----------   --------   ----------   -----------
                                                                    (Series I)   (Series II)              (Series I)   (Series II)
JOHN HANCOCK TRUST:
   500 Index Trust (See Notes 1 and 2.)                   0.46%        0.05%        0.25%        0.05%       0.56%        0.76%
   Active Bond Trust                                      0.60%        0.05%        0.25%        0.07%       0.72%        0.92%
   All Cap Core Trust (See Notes 1 and 2.)                0.80%        0.05%        0.25%        0.07%       0.92%        1.12%
   All Cap Growth Trust (See Notes 1 and 2.)              0.85%        0.05%        0.25%        0.06%       0.96%        1.16%
   All Cap Value Trust (See Notes 1 and 2.)               0.83%        0.05%        0.25%        0.07%       0.95%        1.15%
   American Blue Chip Income and Growth Trust
      (See Notes 1 and 3.)                                0.44%        0.60%        0.75%        0.04%       1.08%        1.23%
   American Bond Trust (See Notes 1, 2 and 3.)            0.43%        0.60%        0.75%        0.04%       1.07%        1.22%
   American Growth Trust (See Notes 1 and 3.)             0.33%        0.60%        0.75%        0.04%       0.97%        1.12%
   American Growth-Income Trust
   (See Notes 1 and 3.)                                   0.28%        0.60%        0.75%        0.05%       0.93%        1.08%
   American International Trust
      (See Notes 1 and 3.)                                0.52%        0.60%        0.75%        0.08%       1.20%        1.35%
   Blue Chip Growth Trust (See Notes 1, 2 and 4.)         0.81%        0.05%        0.25%        0.07%       0.93%        1.13%
   Capital Appreciation Trust (See Notes 1 and 2.)        0.81%        0.05%        0.25%        0.05%       0.91%        1.11%
   Classic Value Trust (See Note 2.)                      0.80%        0.05%        0.25%        0.24%       1.09%        1.29%
   Core Bond Trust (See Notes 1 and 5.)                   0.67%        0.05%        0.25%        0.07%       0.79%        0.99%
   Core Equity Trust (See Notes 1 and 2.)                 0.79%        0.05%        0.25%        0.06%       0.90%        1.10%
   Dynamic Growth Trust (See Notes 1 and 2.)              0.95%        0.05%        0.25%        0.07%       1.07%        1.27%
   Emerging Growth Trust (See Notes 1 and 2.)             0.80%        0.05%        0.25%        0.08%       0.93%        1.13%
   Emerging Small Company Trust
      (See Notes 1 and 2.)                                0.97%        0.05%        0.25%        0.07%       1.09%        1.29%
   Equity-Income (See Notes 1, 2 and 4.)                  0.81%        0.05%        0.25%        0.05%       0.91%        1.11%
   Financial Services Trust (See Notes 1, 2 and 6.)       0.82%        0.05%        0.25%        0.09%       0.96%        1.16%
   Fundamental Value Trust (See Notes 1, 2 and 6.)        0.77%        0.05%        0.25%        0.05%       0.87%        1.07%
   Global Trust (See Notes 1, 2 and 7.)                   0.82%        0.05%        0.25%        0.16%       1.03%        1.23%
   Global Allocation Trust (See Notes 1 and 2.)           0.85%        0.05%        0.25%        0.19%       1.09%        1.29%
   Global Bond Trust (See Note 2.)                        0.70%        0.05%        0.25%        0.12%       0.87%        1.07%
   Health Sciences Trust (See Notes 1, 2 and 4.)          1.05%        0.05%        0.25%        0.12%       1.22%        1.42%
   High Yield Trust (See Notes 1 and 2.)                  0.66%        0.05%        0.25%        0.07%       0.78%        0.98%
   Income & Value Trust (See Note 2.)                     0.79%        0.05%        0.25%        0.08%       0.92%        1.12%
   Index Allocation Trust (See Notes 1, 2 and 8.)         0.05%        0.05%        0.25%        0.50%       0.60%        0.80%
   International Core Trust (formerly "International
      Stock") (See Notes 1 and 2.)                        0.89%        0.05%        0.25%        0.07%       1.01%        1.21%
   International Equity Index Trust A
      (See Notes 1, 2 and 3.)                             0.54%        0.05%        0.25%        0.09%       0.68%        0.88%
   International Opportunities Trust
      (See Notes 1 and 2.)                                0.90%        0.05%        0.25%        0.06%       1.01%        1.21%
   International Small Cap Trust
      (See Notes 1 and 2.)                                0.92%        0.05%        0.25%        0.21%       1.18%        1.38%
   International Value Trust (See Notes 1, 2 and 7.)      0.82%        0.05%        0.25%        0.19%       1.06%        1.26%
   Investment Quality Bond Trust
      (See Notes 1 and 2.)                                0.60%        0.05%        0.25%        0.09%       0.74%        0.94%
   Large Cap Trust (See Notes 1, 2 and 3.)                0.84%        0.05%        0.25%        0.05%       0.94%        1.14%
   Large Cap Value Trust (See Notes 1 and 2.)             0.84%        0.05%        0.25%        0.08%       0.97%        1.17%
   Lifestyle Aggressive Trust (See Notes 1 and 9.)        0.05%        0.05%        0.25%        0.95%       1.05%        1.25%
   Lifestyle Balanced Trust (See Notes 1 and 9.)          0.05%        0.05%        0.25%        0.86%       0.96%        1.16%
   Lifestyle Conservative Trust
      (See Notes 1 and 9.)                                0.05%        0.05%        0.25%        0.78%       0.88%        1.08%
   Lifestyle Growth Trust (See Notes 1 and 9.)            0.05%        0.05%        0.25%        0.89%       0.99%        1.19%
   Lifestyle Moderate Trust (See Notes 1 and 9.)          0.05%        0.05%        0.25%        0.81%       0.91%        1.11%
   Mid Cap Core Trust (See Note 2.)                       0.87%        0.05%        0.25%        0.08%       1.00%        1.20%

                                                                                                        TOTAL FUND    TOTAL FUND
                                                     MANAGEMENT      12B-1        12B-1        OTHER      ANNUAL        ANNUAL
                                                        FEES         FEES          FEES      EXPENSES    EXPENSES      EXPENSES
                                                     ----------   ----------   -----------   --------   ----------   -----------
                                                                  (Series I)   (Series II)              (Series I)   (Series II)
JOHN HANCOCK TRUST:
   Mid Cap Index Trust (See Notes 1 and 2.)             0.49%        0.05%        0.25%        0.04%       0.58%        0.78%
   Mid Cap Stock Trust (See Notes 1 and 2.)             0.84%        0.05%        0.25%        0.08%       0.97%        1.17%
   Mid Cap Value Trust (See Notes 1 and 2.)             0.85%        0.05%        0.25%        0.05%       0.95%        1.15%
   Money Market Trust (See Notes 1 and 2.)              0.48%        0.05%        0.25%        0.04%       0.57%        0.77%
   Natural Resources Trust (See Notes 1 and 2.)         1.00%        0.05%        0.25%        0.07%       1.12%        1.32%
   Pacific Rim Trust (See Notes 1 and 2.)               0.80%        0.05%        0.25%        0.24%       1.09%        1.29%
   Quantitative All Cap Trust (See Notes 1 and 2.)      0.71%        0.05%        0.25%        0.06%       0.82%        1.02%
   Quantitative Mid Cap Trust (See Notes 1 and 2.)      0.74%        0.05%        0.25%        0.10%       0.89%        1.09%
   Quantitative Value Trust (See Notes 1 and 2.)        0.70%        0.05%        0.25%        0.06%       0.81%        1.01%
   Real Estate Securities Trust
   (See Notes 1 and 2.)                                 0.70%        0.05%        0.25%        0.06%       0.81%        1.01%
   Real Return Bond Trust (See Note 2.)                 0.70%        0.05%        0.25%        0.07%       0.82%        1.02%
   Science & Technology Trust                           1.05%        0.05%        0.25%        0.07%       1.17%        1.37%
   (See Notes 1, 2 and 4.)
   Small Cap Trust (See Notes 1, 2 and 5.)              0.85%        0.05%        0.25%        0.03%       0.93%        1.13%
   Small Cap Growth Trust (See Note 1.)                 1.07%        0.05%        0.25%        0.06%       1.18%        1.38%
   Small Cap Index Trust (See Notes 1 and 2.)           0.49%        0.05%        0.25%        0.04%       0.58%        0.78%
   Small Cap Opportunities Trust
   (See Notes 1 and 2.)                                 0.99%        0.05%        0.25%        0.08%       1.12%        1.32%
   Small Cap Value Trust (See Notes 1 and 10.)          1.07%        0.05%        0.25%        0.05%       1.17%        1.37%
   Small Company Trust (See Notes 1 and 2.)             1.04%        0.05%        0.25%        0.31%       1.40%        1.60%
   Small Company Value Trust
   (See Notes 1 and 2.)                                 1.03%        0.05%        0.25%        0.05%       1.13%        1.33%
   Special Value Trust (See Notes 1 and 2.)             1.00%        0.05%        0.25%        0.21%       1.26%        1.46%
   Strategic Bond Trust (See Notes 1 and 2.)            0.67%        0.05%        0.25%        0.08%       0.80%        1.00%
   Strategic Income Trust (See Notes 1 and 2.)          0.73%        0.05%        0.25%        0.30%       1.08%        1.28%
   Strategic Opportunities Trust
   (See Notes 1 and 2.)                                 0.80%        0.05%        0.25%        0.08%       0.93%        1.13%
   Strategic Value Trust (See Notes 1 and 2.)           0.85%        0.05%        0.25%        0.08%       0.98%        1.18%
   Total Return Trust (See Note 2.)                     0.70%        0.05%        0.25%        0.07%       0.82%        1.02%
   Total Stock Market Index Trust                       0.49%        0.05%        0.25%        0.04%       0.58%        0.78%
   (See Notes 1 and 2.)
   U.S. Core Trust (formerly "Growth & Income")
   (See Note 2.)                                        0.76%        0.05%        0.25%        0.05%       0.86%        1.06%
   U.S. Global Leaders Growth Trust
   (See Notes 1 and 2.)                                 0.70%        0.05%        0.25%        0.06%       0.81%        1.01%
   U.S. Government Securities Trust                     0.59%        0.05%        0.25%        0.07%       0.71%        0.91%
   (See Notes 1 and 2.)
   U.S. High Yield Bond Trust                           0.74%        0.05%        0.25%        0.21%       1.00%        1.20%
   (See Notes 1 and 5.)
   U.S. Large Cap Trust (See Notes 1 and 2.)            0.83%        0.05%        0.25%        0.06%       0.94%        1.14%
   Utilities Trust (See Notes 1 and 2.)                 0.85%        0.05%        0.25%        0.19%       1.09%        1.29%
   Value Trust (See Notes 1 and 2.)                     0.74%        0.05%        0.25%        0.06%       0.85%        1.05%

FAM VARIABLE SERIES FUNDS, INC. (CLASS II):
   Mercury Basic Value F.I. Fund                        0.60%         N/A         0.15%        0.07%        N/A         0.82%
   Mercury Global Allocation V.I. Fund                  0.65%         N/A         0.15%        0.12%        N/A         0.92%
   Mercury Value Opportunities V.I. Fund                0.75%         N/A         0.15%        0.09%        N/A         0.99%

PIMCO VARIABLE INSURANCE TRUST (CLASS M):
   VIT All Asset Portfolio (See Note 11.)               0.20%         N/A         0.25%        1.08%        N/A         1.53%

NOTES TO FUND EXPENSE TABLE:

     1. The management fee shown for this Fund reflects the method of calculating the advisory fee that became effective during October, 2005 and assumes these changes were in effect for the year ended December 31, 2005. Under this method, the applicable portion of the Fund's aggregate net assets are combined with the applicable portions of one or more other funds having the same subadviser for the purpose of determining advisory fee break points.

     2. The amounts shown for this Fund reflect the advisory fee rates and the rates for Rule 12b-1 fees that became effective April 29, 2005. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

     3. Amounts shown reflect the aggregate annual operating expenses of this Fund and its corresponding master fund. During the year ended December 31, 2005, Capital Research Management Company (the adviser to the corresponding master fund) voluntarily reduced investment advisory fees to rates provided by an amended agreement effective April 1, 2004. If this fee waiver had been reflected, the management fee shown for the American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth and American International Funds would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47%, respectively; the Total Fund Annual Expenses shown for Series I Class shares of such Funds would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%, respectively; and Total Fund Annual Expenses shown for Series II Class shares of such Funds would be 1.19%, 1.18%, 1.09%, 1.05% and 1.30%, respectively.

     4. The subadviser has voluntarily agreed to waive a portion of its subadvisory fee for John Hancock Trust's Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust series. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Funds"). Under the voluntary agreement, the subadviser will reduce its fee by 5.00% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $750 million and, effective November 1, 2006, by an additional 2.50% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $1.5 billion. The adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee for that Fund is reduced. These voluntary fee waivers may be terminated at any time by the subadviser or the adviser.

     5.   This Fund commenced operations on April 29, 2005.

     6. The management fee shown reflects the rates of advisory fees for the Financial Services Trust and Fundamental Value Trust that became effective October 14, 2005. Prior to that date, the adviser voluntarily agreed to reduce its advisory fee for the respective Fund to such rates (0.85% of the first $50 million of the respective Fund's average annual net assets; 0.80% of the next $450 million and 0.75% of the respective Fund's average annual net assets over $500 million). 7. Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the adviser voluntarily agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for each such Fund does not exceed 0.35% (0.45% effective April 29, 2005) of the Fund's average net assets. For the year ended December 31, 2005, the effective annual advisory fee for the Global Trust and the International Value Trust was 0.77% and 0.78%, respectively. These voluntary fee waivers may be terminated at any time by the adviser.

     8. The adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than the Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and expenses of underlying funds in which it invests) until May 1, 2007. This reimbursement may be terminated any time after May 1, 2007. If the adviser had not reimbursed such expenses, "Other Expenses" shown for this Fund would have been 0.57%, based on estimates of expenses for the current fiscal year, and Total Fund Annual Expenses shown for Series I Class shares and Series II Class shares of this Fund would have been 0.67% and 0.87%, respectively.

     9. The management fees and Rule 12b-1 fees shown for this Fund reflect the rates that became effective during March 1, 2005 and assume these rates were in effect for the year ended December 31, 2005. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, Absolute Return Trust and the Index Allocation Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust.

     10. This Fund commenced operations on April 29, 2005. "Other Expenses" shown in the table for this Fund are based on estimates for the current fiscal year.

     11. "Other Expenses" for the PIMCO All Asset Portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset Portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds' expenses (0.63%) are estimated based upon an allocation of the Fund's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Fund's current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the Separate Account may be found in the Statement of Additional Information.

        General Information About Us, the Separate Account and the Funds

THE COMPANY

We are a subsidiary of Manulife Financial Corporation.

John Hancock USA, formerly "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. The ultimate parent of the Company is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Company changed its name to John Hancock Life Insurance Company (U.S.A.) on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico, and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

We have received the following ratings from independent rating agencies:

A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

AA+                 Very strong financial security characteristics; 2nd category
Standard & Poor's   of 21

Aa2                 Excellent in financial strength; 3rd category of 21
Moody's

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

- the liability to pay contractual claims under the contracts is assumed by another insurer; or

- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNT

We use our Separate Account to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through our Separate Account. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the Separate Account. The Separate Account's assets (including the Fund's shares) belong to us.

We purchase and hold Fund shares in John Hancock Life Insurance Company U.S.A. Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a Separate Account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of

Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

The income, gains and losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to the Company's other income, gains, or losses. Nevertheless, all obligations arising under the Company's Contracts are general corporate obligations of the Company. Assets of the Separate Accounts may not be charged with liabilities arising out of any of the Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Account with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts we issue, the Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of:

-    the John Hancock Trust; or

- the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio"; or

- for certain John Hancock USA Contracts issued before January 28, 2002, the FAM Variable Series Funds, Inc. with respect to the "Mercury Basic Value V.I. Fund", the "Mercury Value Opportunities V.I. Fund" and the "Mercury Global Allocation V.I. Fund".

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity Contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

The Funds' investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The John Hancock Trust, the PIMCO Variable Insurance Trust ("PIMCO Trust") and FAM Variable Series Fund, Inc. are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

The Mercury Basic Value V.I. Fund, Mercury Value Opportunities V.I. Fund, and the Mercury Global Allocation V.I. Fund receive investment advisory services from Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors. Mercury Advisors has retained Merrill Lynch Asset Management U.K. Limited ("MLAM UK"), an affiliate, to act as the investment sub-adviser to the Global Allocation V.I. Fund and may pay MLAM UK a portion of the annual management fee it receives.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution Of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") and the PIMCO All Asset Portfolio are "fund-of funds" that invest in other underlying funds. The prospectuses for each of the JHT Funds of Funds and the PIMCO All Asset Portfolio contain a description of the underlying funds for the Fund, and associated investment risks.

Each of the John Hancock Trust's American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Funds ("JHT American Funds") invests in Series 2 shares of the corresponding investment portfolio of a "master" fund and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST
                 (We show the Fund's manager (i.e. subadviser)
                      in bold above the name of the Fund)

AIM CAPITAL MANAGEMENT, INC.
   All Cap Growth Trust          Seeks long-term capital appreciation by
                                 investing the Fund's assets under normal market
                                 conditions, principally in common stocks of
                                 companies that are likely to benefit from new
                                 or innovative products, services or processes,
                                 as well as those that have experienced above
                                 average, long-term growth in earnings and have
                                 excellent prospects for future growth.

   Mid Cap Core Trust            Seeks long-term growth of capital by investing,
                                 normally, at least 80% of its assets in equity
                                 securities, including convertible securities,
                                 of mid-capitalization companies.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   Small Company Trust           Seeks long-term capital growth by investing,
                                 under normal market conditions, primarily in
                                 equity securities of smaller-capitalization
                                 U.S. companies. The subadviser uses
                                 quantitative, computer-driven models to
                                 construct the portfolio of stocks for the Small
                                 Company Trust.

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust          Seeks the balanced accomplishment of (a)
                                 conservation of principal and (b) long-term
                                 growth of capital and income by investing the
                                 Fund's assets in both equity and fixed-income
                                 securities. The subadviser has full discretion
                                 to determine the allocation between equity and
                                 fixed income securities.

                               JOHN HANCOCK TRUST
                 (We show the Fund's manager (i.e. subadviser)
                      in bold above the name of the Fund)

   U.S. Large Cap Trust          Seeks long-term growth of capital and income by
                                 investing the Fund's assets, under normal
                                 market conditions, primarily in equity and
                                 equity-related securities of companies with
                                 market capitalization greater than $500
                                 million.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance
Series)
   American Blue Chip Income &   Invests all of its assets in Class 2 shares of
   Growth Trust                  the Blue Chip Income and Growth Fund, a series
                                 of American Fund Insurance Series. The Blue
                                 Chip Income and Growth Fund invests primarily
                                 in common stocks of larger, more established
                                 companies based in the U.S. with market
                                 capitalizations of $4 billion and above.

   American Bond Trust           Invests all of its assets in Class 2 shares of
                                 the Bond Trust, a series of American Fund
                                 Insurance Series (master fund). The Bond Trust
                                 seeks to maximize current income and preserve
                                 capital by normally investing 80% of its assets
                                 in bonds, (at least 65% in investment grade
                                 debt securities and up to 35% in so-called
                                 "junk bonds"), the issuers of which may be
                                 domiciled outside the United States.

   American Growth Trust         Invests all of its assets in Class 2 shares of
                                 the Growth Fund, a series of American Fund
                                 Insurance Series. The Growth Fund invests
                                 primarily in common stocks of companies that
                                 appear to offer superior opportunities for
                                 growth of capital.

   American Growth-Income        Invests all of its assets in Class 2 shares of
   Trust                         the Growth-Income Fund, a series of American
                                 Fund Insurance Series. The Growth-Income Fund
                                 invests primarily in common stocks or other
                                 securities which demonstrate the potential for
                                 appreciation and/or dividends.

   American International        Invests all of its assets in Class 2 shares of
   Trust                         the International Fund, a series of American
                                 Fund Insurance Series. The International Fund
                                 invests primarily in common stocks of companies
                                 located outside the United States.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust      Seeks growth of capital by investing primarily
                                 in common stocks of financial companies. During
                                 normal market conditions, at least 80% of the
                                 Fund's net assets (plus any borrowings for
                                 investment purposes) are invested in companies
                                 that are principally engaged in financial
                                 services. A company is "principally engaged" in
                                 financial services if it owns financial
                                 services-related assets constituting at least
                                 50% of the value of its total assets, or if at
                                 least 50% of its revenues are derived from its
                                 provision of financial services.

   Fundamental Value Trust       Seeks growth of capital by investing, under
                                 normal market conditions, primarily in common
                                 stocks of U.S. companies with market
                                 capitalizations of at least $5 billion that the
                                 subadviser believes are undervalued. The Fund
                                 may also invest in U.S. companies with smaller
                                 capitalizations.

DECLARATION MANAGEMENT & RESEARCH COMPANY
   Active Bond Trust (2)         Seeks income and capital appreciation by
                                 investing at least 80% of its assets in a
                                 diversified mix of debt securities and
                                 instruments.

DEUTSCHE ASSET MANAGEMENT, INC.
   All Cap Core Trust            Seeks long-term growth of capital by investing
                                 primarily in common stocks and other equity
                                 securities within all asset classes (small, mid
                                 and large cap) primarily those within the
                                 Russell 3000(1) Index.

   Dynamic Growth Trust          Seeks long-term growth of capital by investing
                                 in stocks and other equity securities of
                                 medium-sized U.S. companies with strong growth
                                 potential.

   Real Estate Securities        Seeks to achieve a combination of long-term
   Trust                         capital appreciation and current income by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in equity
                                 securities of real estate investment trusts
                                 ("REITS") and real estate companies.

                               JOHN HANCOCK TRUST
                 (We show the Fund's manager (i.e. subadviser)
                      in bold above the name of the Fund)

FIDELITY MANAGEMENT & RESEARCH COMPANY
   Strategic Opportunities       Seeks growth of capital by investing primarily
   Trust                         in common stocks. Investments may include
                                 securities of domestic and foreign issuers, and
                                 growth or value stocks or a combination of
                                 both.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   U.S. Core Trust               Seeks long-term growth of capital and income,
   (formerly, Growth & Income    consistent with prudent investment risk, by
   Trust)                        investing in primarily in a diversified
                                 portfolio of common stock of U.S. issuers which
                                 the subadviser believes are of high quality.

   International Core Trust      Seeks long-term growth of capital by investing
   (formerly, International      in stocks and other securities with equity
   Stock Trust)                  characteristics of companies located in the
                                 developed countries that make up the MSCI EAFE
                                 Index.

INDEPENDENCE INVESTMENT LLC
   Small Cap Trust               Seeks maximum capital appreciation consistent
                                 with reasonable risk to principal by investing,
                                 under normal market conditions, at least 80% of
                                 its net assets in equity securities of
                                 companies whose market capitalization is under
                                 $2 billion.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust    Seeks long-term capital growth by investing at
                                 least 65% of its total assets in equity-related
                                 securities of companies that exceed $1 billion
                                 in market capitalization and that the
                                 subadviser believes have above-average growth
                                 prospects. These companies are generally
                                 medium-to-large capitalization companies.

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust             Seeks long-term capital growth by investing,
                                 under normal market conditions, primarily in
                                 equity securities that, in the subadviser's
                                 opinion, offer the potential for capital
                                 growth. The subadviser seeks to purchase
                                 securities at large discounts to the
                                 subadviser's assessment of their intrinsic
                                 value.

LORD ABBETT & CO. LLC
   All Cap Value Trust           Seeks capital appreciation by investing in
                                 equity securities of U.S. and multinational
                                 companies in all capitalization ranges that the
                                 subadviser believes are undervalued.

   Mid Cap Value Trust           Seeks capital appreciation by investing, under
                                 normal market conditions, at least 80% of the
                                 Fund's net assets (plus any borrowings for
                                 investment purposes) in mid-sized companies,
                                 with market capitalization of roughly $500
                                 million to $10 billion.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities   Seeks long-term growth of capital by investing,
   Trust                         under normal market conditions, at least 65% of
                                 its assets in common stocks of foreign
                                 companies that are selected for their long-term
                                 growth potential. The Fund may invest in
                                 companies of any size throughout the world. The
                                 Fund normally invests in issuers from at least
                                 three different countries not including the
                                 U.S. The Fund may invest in common stocks of
                                 companies operating in emerging markets.

MASSACHUSETTS FINANCIAL SERVICES COMPANY
   Strategic Value Trust         Seeks capital appreciation by investing, under
                                 normal market conditions, at least 65% of its
                                 net assets in common stocks and related
                                 securities of companies which the subadviser
                                 believes are undervalued in the market relative
                                 to their long term potential.

   Utilities Trust               Seeks capital growth and current income (income
                                 above that available from a portfolio invested
                                 entirely in equity securities) by investing,
                                 under normal market conditions, at least 80% of
                                 the Fund's net assets (plus any borrowings for
                                 investment purposes) in equity and debt
                                 securities of domestic and foreign companies in
                                 the utilities industry.

                               JOHN HANCOCK TRUST

           (We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)

MERCURY ADVISORS
   Large Cap Value Trust           Seeks long-term growth of capital by investing, under
                                   normal market conditions, primarily in a diversified
                                   portfolio of equity securities of large cap companies
                                   located in the U.S.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust                 Seeks to approximate the aggregate total return of a
                                   broad U.S. domestic equity market index by attempting
                                   to track the performance of the S&P 500(1) Composite
                                   Stock Price Index.

   Index Allocation Trust          Seeks long-term growth of capital with current income
                                   also a consideration by investing in a number of other
                                   index Funds of John Hancock Trust.

   Lifestyle Aggressive (3)        Seeks to provide long-term growth of capital (current
                                   income is not a consideration) by investing 100% of the
                                   Lifestyle Trust's assets in other Funds of the Trust
                                   ("Underlying Portfolios") which invest primarily in
                                   equity securities.

   Lifestyle Balanced (3)          Seeks to provide a balance between a high level of
                                   current income and growth of capital with a greater
                                   emphasis given to capital growth by investing
                                   approximately 40% of the Lifestyle Trust's assets in
                                   Underlying Portfolios which invest primarily in fixed
                                   income securities and approximately 60% of its assets
                                   in Underlying Portfolios which invest primarily in
                                   equity securities.

   Lifestyle Conservative (3)      Seeks to provide a high level of current income with
                                   some consideration also given to growth of capital by
                                   investing approximately 80% of the Lifestyle Trust's
                                   assets in Underlying Portfolios which invest primarily
                                   in fixed income securities and approximately 20% of its
                                   assets in Underlying Portfolios which invest primarily
                                   in equity securities.

   Lifestyle Growth (3)            Seeks to provide long-term growth of capital with
                                   consideration also given to current income by investing
                                   approximately 20% of the Lifestyle Trust's assets in
                                   Underlying Portfolios which invest primarily in fixed
                                   income securities and approximately 80% of its assets
                                   in Underlying Portfolios which invest primarily in
                                   equity securities.

   Lifestyle Moderate (3)          Seeks to provide a balance between a high level of
                                   current income and growth of capital with a greater
                                   emphasis given to current income by investing
                                   approximately 60% of the Lifestyle Trust's assets in
                                   Underlying Portfolios which invest primarily in fixed
                                   income securities and approximately 40% of its assets
                                   in Underlying Portfolios which invest primarily in
                                   equity securities.

   Mid Cap Index Trust             Seeks to approximate the aggregate total return of a
                                   mid cap U.S. domestic equity market index by attempting
                                   to track the performance of the S&P(1) Mid Cap 400
                                   Index.

   Money Market Trust              Seeks maximum current income consistent with
                                   preservation of principal and liquidity by investing in
                                   high quality money market instruments with maturities
                                   of 397 days or less issued primarily by U. S. entities.

   Pacific Rim Trust               Seeks long-term growth of capital by investing in a
                                   diversified portfolio that is comprised primarily of
                                   common stocks and equity-related securities of
                                   corporations domiciled in countries in the Pacific Rim
                                   region

   Quantitative All Cap Trust      Seeks long-term growth of capital by investing, under
                                   normal circumstances, primarily in equity securities of
                                   U.S. companies. The Fund will generally focus on equity
                                   securities of U.S. companies across the three market
                                   capitalization ranges of large, mid and small.

   Quantitative Mid Cap Trust      Seeks long-term growth of capital by investing, under
                                   normal market conditions, at least 80% of its total
                                   assets (plus any borrowings for investment purposes) in
                                   U.S. mid-cap stocks, convertible preferred stocks,
                                   convertible bonds and warrants.

                               JOHN HANCOCK TRUST
           (We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)

   Quantitative Value Trust        Seeks long-term capital appreciation by investing
                                   primarily in large-cap U.S. securities with the
                                   potential for long-term growth of capital.

   Small Cap Index Trust           Seeks to approximate the aggregate total return of a
                                   small cap U.S. domestic equity market index by
                                   attempting to track the performance of the Russell
                                   2000(1) Index.

   Total Stock Market Index        Seeks to approximate the aggregate total return of a
   Trust                           broad U.S. domestic equity market index by attempting
                                   to track the performance of the Wilshire 5000 Equity
                                   Index.

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust   Seeks long-term capital appreciation by investing,
                                   under normal circumstances, at least 80% of its assets
                                   in equity securities of companies with market
                                   capitalizations within the range of the companies in
                                   the Russell 2000(1) Index.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust               Seeks to realize maximum total return, consistent with
                                   preservation of capital and prudent investment
                                   management by investing the Fund's assets primarily in
                                   fixed income securities denominated in major foreign
                                   currencies, baskets of foreign currencies (such as the
                                   ECU), and the U.S. dollar.

   Real Return Bond Trust          Seeks maximum return, consistent with preservation of
                                   capital and prudent investment management by investing,
                                   under normal market conditions, at least 80% of its net
                                   assets in inflation-indexed bonds of varying maturities
                                   issued by the U.S. and non-U.S. governments and by
                                   corporations.

   Total Return Trust              Seeks to realize maximum total return, consistent with
                                   preservation of capital and prudent investment
                                   management by investing, under normal market
                                   conditions, at least 65% of the Fund's assets in a
                                   diversified portfolio of fixed income securities of
                                   varying maturities. The average portfolio duration will
                                   normally vary within a three- to six-year time frame
                                   based on the subadviser's forecast for interest rates.

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust             Seeks long-term growth of capital by investing, under
                                   normal market conditions, at least 80% of its net
                                   assets in domestic equity securities.

RCM CAPITAL MANAGEMENT LLC
   Emerging Small Company Trust    Seeks long-term growth of capital by investing, under
                                   normal market conditions, at least 80% of its net
                                   assets (plus any borrowings for investment purposes) in
                                   common stock equity securities of companies with market
                                   capitalizations that approximately match the range of
                                   capitalization of the Russell 2000 Growth(1) Index
                                   ("small cap stocks") at the time of purchase.

SOVEREIGN ASSET MANAGEMENT LLC
   Active Bond Trust (2)           Seeks income and capital appreciation by investing at
                                   least 80% of its assets in a diversified mix of debt
                                   securities and instruments.

   Emerging Growth Trust           Seeks superior long-term rates of return through
                                   capital appreciation by investing, under normal
                                   circumstances, primarily in high quality securities and
                                   convertible instruments of small-cap U.S. companies.

   Strategic Income Trust          Seeks a high level of current income by investing,
                                   under normal market conditions, primarily in foreign
                                   government and corporate debt securities from developed
                                   and emerging markets; U.S. Government and agency
                                   securities; and U.S. high yield bonds.

                               JOHN HANCOCK TRUST
           (We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index      Seeks to track the performance of broad-based equity
   Trust A                         indices of foreign companies in developed and emerging
                                   markets by attempting to track the performance of the
                                   MSCI All Country World ex-US Index(1). (Series I shares
                                   are available for sale to contracts purchased prior to
                                   May 13, 2002; Series II shares are available for sale
                                   to contracts purchased on or after May 13, 2002).

SUSTAINABLE GROWTH ADVISERS, L.P.
   U.S. Global Leaders Growth      Seeks long-term growth of capital by investing, under
   Trust                           normal market conditions, primarily in common stocks of
                                   "U.S. Global Leaders."

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust          Seeks to achieve long-term growth of capital (current
                                   income is a secondary objective) by investing, under
                                   normal market conditions, at least 80% of the Fund's
                                   total assets in the common stocks of large and
                                   medium-sized blue chip growth companies. Many of the
                                   stocks in the Fund are expected to pay dividends.

   Equity-Income Trust             Seeks to provide substantial dividend income and also
                                   long-term capital appreciation by investing primarily
                                   in dividend-paying common stocks, particularly of
                                   established companies with favorable prospects for both
                                   increasing dividends and capital appreciation.

   Health Sciences Trust           Seeks long-term capital appreciation by investing,
                                   under normal market conditions, at least 80% of its net
                                   assets (plus any borrowings for investment purposes) in
                                   common stocks of companies engaged in the research,
                                   development, production, or distribution of products or
                                   services related to health care, medicine, or the life
                                   sciences (collectively termed "health sciences").

   Science & Technology Trust      Seeks long-term growth of capital by investing, under
                                   normal market condition, at least 80% of its net assets
                                   (plus any borrowings for investment purposes) in common
                                   stocks of companies expected to benefit from the
                                   development, advancement, and use of science and
                                   technology. Current income is incidental to the Fund's
                                   objective.

   Small Company Value Trust       Seeks long-term growth of capital by investing, under
                                   normal market conditions, primarily in small companies
                                   whose common stocks are believed to be undervalued.
                                   Under normal market conditions, the Fund will invest at
                                   least 80% of its net assets (plus any borrowings for
                                   investment purposes) in companies with a market
                                   capitalization that do not exceed the maximum market
                                   capitalization of any security in the Russell 2000(1)
                                   Index at the time of purchase.

TEMPLETON GLOBAL ADVISORS LIMITED
   Global Trust                    Seeks long-term capital appreciation by investing,
                                   under normal market conditions, at least 80% of its net
                                   assets (plus any borrowings for investment purposes) in
                                   equity securities of companies located anywhere in the
                                   world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap Trust   Seeks capital appreciation by investing primarily in
                                   the common stock of companies located outside the U.S.
                                   which have total stock market capitalization or annual
                                   revenues of $1.5 billion or less ("small company
                                   securities").

   International Value Trust       Seeks long-term growth of capital by investing, under
                                   normal market conditions, primarily in equity
                                   securities of companies located outside the U.S.,
                                   including emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust         Seeks total return, consisting of long-term capital
                                   appreciation and current income, by investing in equity
                                   and fixed income securities of issuers located within
                                   and outside the U.S..

   Large Cap Trust                 Seeks to maximize total return, consisting of capital
                                   appreciation and current income by investing, under
                                   normal circumstances, at least 80% of its net assets
                                   (plus borrowings for investment purposes, if any) in
                                   equity securities of U.S. large capitalization
                                   companies.

                               JOHN HANCOCK TRUST
                 (We show the Fund's manager (i.e. subadviser)
                      in bold above the name of the Fund)

VAN KAMPEN
   Value Trust                   Seeks to realize an above-average total
                                 return over a market cycle of three to five
                                 years, consistent with reasonable risk, by
                                 investing primarily in equity securities of
                                 companies with capitalizations similar to the
                                 market capitalization of companies in the
                                 Russell Midcap Value(1) Index.

WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond       Seeks a high level of current income consistent
   Trust                         with the maintenance of principal and
                                 liquidity, by investing in a diversified
                                 portfolio of investment grade bonds and tends
                                 to focus its investment on corporate bonds and
                                 U.S. Government bonds with intermediate to
                                 longer term maturities. The Fund may also
                                 invest up to 20% of its assets in
                                 non-investment grade fixed income securities.

   Mid Cap Stock Trust           Seeks long-term growth of capital by investing
                                 primarily in equity securities of mid-size
                                 companies with significant capital appreciation
                                 potential.

   Natural Resources Trust       Seeks long-term total return by investing,
                                 under normal market conditions, primarily in
                                 equity and equity-related securities of natural
                                 resource-related companies worldwide.

   Small Cap Growth Trust        Seeks long-term capital appreciation by
                                 investing, under normal market conditions,
                                 primarily in small-cap companies that are
                                 believed to offer above average potential for
                                 growth in revenues and earnings.

   Small Cap Value Trust         Seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its assets in small-cap companies
                                 that are believed to be undervalued by various
                                 measures and offer good prospects for capital
                                 appreciation.

WELLS FARGO FUND MANAGEMENT, LLC
   Core Bond Trust               Seeks total return consisting of income and
                                 capital appreciation by investing, under normal
                                 market conditions, in a broad range of
                                 investment-grade debt securities. The
                                 subadviser invests in debt securities that the
                                 subadviser believes offer attractive yields and
                                 are undervalued relative to issues of similar
                                 credit quality and interest rate sensitivity.
                                 From time to time, the Fund may also invest in
                                 unrated bonds that the subadviser believes are
                                 comparable to investment-grade debt securities.
                                 Under normal circumstances, the subadviser
                                 expects to maintain an overall effective
                                 duration range between 4 and 5 1/2 years.

   U.S. High Yield Bond Trust    Seeks total return with a high level of current
                                 income by investing, under normal market
                                 conditions, primarily in below investment-grade
                                 debt securities (sometimes referred to as "junk
                                 bonds" or high yield securities). The Fund also
                                 invests in corporate debt securities and may
                                 buy preferred and other convertible securities
                                 and bank loans.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust              Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk, by investing
                                 primarily in high yield debt securities,
                                 including corporate bonds and other
                                 fixed-income securities.

   Special Value Trust           Seeks long-term capital growth by investing,
                                 under normal circumstances, at least 80% of its
                                 net assets in common stocks and other equity
                                 securities of companies whose market
                                 capitalization at the time of investment is no
                                 greater than the market capitalization of
                                 companies in the Russell 2000 Value(1) Index.

   Strategic Bond Trust          Seeks a high level of total return consistent
                                 with preservation of capital by giving its
                                 subadviser broad discretion to deploy the
                                 Fund's assets among certain segments of the
                                 fixed income market as the subadviser believes
                                 will best contribute to achievement of the
                                 Fund's investment objective.

   U.S. Government Securities    Seeks a high level of current income consistent
   Trust                         with preservation of capital and maintenance of
                                 liquidity, by investing in debt obligations and
                                 mortgage-backed securities issued or guaranteed
                                 by the U.S. Government, its agencies or
                                 instrumentalities and derivative securities
                                 such as collateralized mortgage obligations
                                 backed by such securities.

                       FAM VARIABLE SERIES FUNDS, INC. (4)

MERCURY ADVISORS
   Mercury Basic Value           The investment objective of the Fund is to seek
   V.I. Fund                     capital appreciation and, secondarily, income.

   Mercury Value Opportunities   The investment objective of the Fund is to seek
   V.I. Fund                     long-term growth of capital.

MERRILL LYNCH ASSET MANAGEMENT U.K. LIMITED.
   Mercury Global Allocation     The investment objective of the Fund is to seek
   V.I. Fund                     high total investment return.

                         PIMCO VARIABLE INSURANCE TRUST

PACIFIC INVESTMENT MANAGEMENT COMPANY
   PIMCO VIT All Asset           The Fund invests primarily in a diversified mix
   Portfolio                     of: (a) common stocks of large and mid sized
                                 U.S. companies, and (b) bonds with an overall
                                 intermediate term average maturity.

(1) "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

(2) The Active Bond Trust is subadvised by Declaration Management & Research LLC and Sovereign Asset Management LLC.

(3) Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.

(4)  Not available to Contracts issued on or after January 28, 2002.

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in the Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in the Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract

ELIGIBLE PLANS

Contracts may have issued to fund Qualified Plans qualifying for special income tax treatment under the Code such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). The Contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ELIGIBLE GROUPS

We issued Contracts to Venture Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments.

You make Purchase Payments to use at our Annuities Service Center. Except as noted below, the minimum initial Purchase Payment you paid for the Contract was $10,000.

Subsequent Purchase Payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request, in the following circumstances:

- you purchased your Contract through a 1035 exchange or a Qualified Plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s), met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to John Hancock USA's receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;

- you purchased more than one new Contract and such Contracts could not be combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000;

- you and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000;

- you purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either Qualified and Non-Qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts equaled or was greater than $50,000.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-    the Contract Value at the end of such two year period is less than $2,000.

As a matter of administrative practice, the Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $40 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).

We add 3% or more to each Purchase Payment you make.

Payment Enhancements

When you make a Purchase Payment, we will add a Payment Enhancement to your Contract. The Payment Enhancement is funded from our general account and is allocated among Investment Options in the same proportion as your Purchase Payment.

The table below summarizes the Payment Enhancements rates, as a percentage of Purchase Payment, on Contracts issued prior to May 1, 2006. For these promotions, the promotional Payment Enhancement applies to initial and subsequent Purchase Payments received on Contracts issued during the promotional period. We may terminate a "promotional rate" at any time. If we do, subsequent Purchase Payments that do not receive the promotional rate will receive the guaranteed rate as shown.

           PAYMENT ENHANCEMENTS FOR CONTRACTS ISSUED PRIOR TO MAY 2006

  CUMULATIVE PURCHASE     GUARANTEED   PROMOTIONAL   PROMOTIONAL   PROMOTIONAL   PROMOTIONAL   PROMOTIONAL   PROMOTIONAL
        PAYMENTS             RATE       RATE A(1)     RATE B(2)     RATE C(3)     RATE D(4)     RATE E(5)     RATE F(6)
  -------------------     ----------   -----------   -----------   -----------   -----------   -----------   -----------
Under $500,000               3.0%          4.0%          5.0%          4.5%          4.0%          5.0%          4.0%
$500,000 - $2.5 million      4.0%          5.0%          5.5%          5.0%          4.5%          5.5%          4.5%
Over $2.5 million            5.0%          6.0%          6.0%          5.5%          5.0%          6.0%          5.0%

(1) Promotional Rate A: Contracts issued on or after January 1, 1999 but prior to June 21, 1999.

(2) Promotional Rate B: Contracts issued on or after June 21, 1999 but prior to January 29, 2001.

(3) Promotional Rate C: Contracts issued on or after January 29, 2001 but prior to May 5, 2003.

(4) Promotional Rate D: Contracts issued on or after May 5, 2003 but prior to March 1, 2004.

(5) Promotional Rate E: Contracts issued on or after March 1, 2004 but prior to November 1, 2004

(6) Promotional Rate F: Contracts issued on or after November 1, 2004 but prior to May 1, 2006

An example of the calculation of the Payment Enhancement is set forth in Appendix F. Payment Enhancements are not considered to be "investment in the Contract" for income tax purposes (see "Federal Tax Matters").

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges.

MATTERS TO CONSIDER ABOUT THE PAYMENT ENHANCEMENT. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making additional Purchase Payments, you and your financial adviser should consider:

-    the length of time that you plan to own your Contract;

-    the frequency, amount and timing of any partial surrenders;

-    the amount and frequency of your Purchase Payments.

In addition, if you exercise your right to return the Contract within 10 days of receiving it, we will recover the original amount of the Payment Enhancement credited (including any amount credited pursuant to a Letter of Intent as discussed below). Therefore, you bear the risk that if the market value of the Payment Enhancement has declined, we will still recover the full amount of the Payment Enhancement.

If you are considering making additional payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix B: "Qualified Plan Types").

LETTER OF INTENT. (not available in Oregon). Using a Letter of Intent may permit you to receive a larger Payment Enhancement. The next higher Payment Enhancement percentage may be applied to your initial Purchase Payment if you provide us with satisfactory evidence (referred to as a "Letter of Intent") that your total Purchase Payments in the first 13 months would satisfy the requirement for the higher percentage. Satisfactory evidence will require, but is not limited to, a minimum initial Purchase Payment of at least 50% of the minimum required Purchase Payment for the higher percentage. We reserve the right to recover an amount from your Contract if your total Purchase Payments received within 13 months from the issue date of your Contract do not equal or exceed the amount (promised in your Letter of Intent) used to determine a Payment Enhancement. The amount we may recover is the original amount of

Payment Enhancement applied to your Contract minus the amount of Payment Enhancement that would have been applied had you not submitted a Letter of Intent (the "excess Payment Enhancement").

If the value of such accumulation units declines, we will recover the full amount of the excess Payment Enhancement. Therefore, you bear the risk that if your Letter of Intent is not completed, the value of your Contract may be less than had your Letter of Intent not been executed. If the amount recovered exceeds the Contract Value, we reserve the right to terminate your Contract without value. Amounts recovered will be withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

The promotional rates applicable to the initial Purchase Payment under a Letter of Intent will continue in effect for the 13 month Letter of Intent completion period regardless of a termination generally of the promotional rates during such a period.

IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

- your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

- we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same over the valuation period. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

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Where (a) is:

- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

- The per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Separate Account Investment Option on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Separate Account Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). Accumulation units will be canceled from the Investment Account from which you transfer amounts and credited to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among Variable Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Fund underlying a variable investment option to increased Fund transaction costs and/or disrupt the Fund manager's ability to effectively manage a Fund in accordance with its investment objective and policies), both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Separate Account Investment Option may be made. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

-    restricting the number of transfers made during a defined period;

-    restricting the dollar amount of transfers;

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

-    restricting transfers into and out of certain Sub-Accounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -    Any loss or theft of your password; or

     -    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing Programs.

Special Transfer Services - Dollar Cost Averaging Program

We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular
Sub-

Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

We will permit asset rebalancing on the following time schedules:

- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges and tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

- the New York Stock Exchange is closed (other than customary weekend and holiday closings);

-    trading on the New York Stock Exchange is restricted;

- an emergency exists, as determined by the SEC, in of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. We do not charge a fee to participate in the IP program.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix D "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Principal Plus and Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Principal Plus and Principal Plus for Life Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your total initial Purchase Payment(s), even if your Contract Value reduces your initial Purchase Payment(s), even if your Contract Value reduces to zero. We ill increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain calendar years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.

If you die during the Accumulation Period, we distribute death benefits that might exceed your Contract Value.

Death Benefit During the Accumulation Period

IN GENERAL. The Contracts described in this Prospectus generally provide for distribution of death benefits if a Contract Owner dies before a Contract's Maturity Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner on the date of issue. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

AMOUNT OF DEATH BENEFIT. The death benefit under the Contracts is the greater of:

-    the Contract Value; or

-    a minimum death benefit.

We have the right to deduct from the death benefit any Payment Enhancements applied to the Contract in the 12-month period prior to the date of an Owner's death, but we currently waive this right. We do not deduct earnings attributable to Payment Enhancements from the death benefit.

We will decrease the death benefit by the amount of any debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix C: "Optional Enhanced Death Benefits").

MINIMUM DEATH BENEFIT. We determine the minimum death benefit as follows:

- We limit the minimum death benefit on Vantage Contracts so that it does not exceed $10 million, except for: (a) Contracts issued in HI, MA, MN and VT;
     (b) Contracts issued in IL prior to July 25, 2003; and (c) Contracts issued prior to June 2, 2003 in all other states.

- During the first nine Contract Years, the minimum death benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with partial withdrawals.

-    After the ninth Contract Year, the minimum death benefit is the greater of:
     (a) the total amount of all Purchase Payments, less any amounts deducted in connection with partial withdrawals; and (b) the Contract Value on the last day of the ninth Contract Year, plus the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals, since then.

We reduce the minimum death benefit proportionally in connection with partial withdrawals. For Contracts issued prior to January 1, 2003, however, we reduce the minimum death benefit by the dollar amount of the partial withdrawals.

We may reset the minimum death benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. This treatment of Contract Value as a payment is not included in cumulative

Purchase Payments and is not eligible for a Payment Enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

-    a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

-    any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix B: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken as a lump sum under our current administrative procedures, the Contract will continue subject to the following:

-    The Beneficiary will become the Contract Owner.

- Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at our Annuities Service Center of due proof of the Owner's death.

-    No additional Purchase Payments may be made.

-    Withdrawal charges will be waived for all future distributions.

- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In this case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. This Purchase Payment is not eligible for a Payment Enhancement and, when calculating the Payment Enhancement for subsequent Purchase Payments, it will not be included in cumulative Purchase Payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which must begin within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If the distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

- Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

Optional Enhanced Death Benefits

Please see Appendix C: "Optional Enhanced Death Benefits" for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased.

ANNUAL STEP DEATH BENEFIT. Under the Annual Step Death Benefit Rider ("Annual Step Death Benefit"), we guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step Benefit was available only at Contract issue and cannot be revoked once elected. You may not have purchased the Annual Step Death Benefit Rider, however, if you (or any joint Owner) were over age 80.

GUARANTEED EARNINGS MULTIPLIER. Under the Guaranteed Earnings Multiplier Rider, we guarantee that upon the death of any Contract Owner prior to the Maturity Date, we will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under Guaranteed Earnings Multiplier, we increase the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) are less than 70 years old when we issue a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) is 70 or older at issue. We reduce the "appreciation in the Contract Value" proportionally in connection with partial withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. Guaranteed Earnings Multiplier is available only at Contract issue and cannot be revoked once elected.

TRIPLE PROTECTION DEATH BENEFIT. We offered the Triple Protection Death Benefit Rider between December, 2003 and December, 2004. Triple Protection Death Benefit provides a guaranteed death benefit amount, which can be increased or decreased as provided in the Rider. The Triple Protection Death Benefit replaces any other death benefit under the Contract. The Triple Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

General

Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.

You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account Value of each Investment Option at the Maturity Date. IRS regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

We guarantee the following Annuity Options in the Contract.

     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the period certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.

Determination of Amount of the First Variable Annuity Benefit Payment

We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments

We will base variable annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first variable annuity benefit payment.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During the Pay-Out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

Optional Guaranteed Minimum Income Benefit

Please see Appendix E: "Optional Guaranteed Minimum Income Benefit" for a general description of the Guaranteed Retirement Income Program II Rider that may enhance guaranteed income benefits under the Contract you purchased. This optional benefit guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base the guarantee on an account called the "Income Base", which can be increased or decreased as provided in the Rider. The Guaranteed Retirement Income Program II Rider was available only at Contract issue. The Rider cannot be revoked once elected.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract, within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract. We will recover the original amount of the Payment Enhancement credited; earnings attributable to the Payment Enhancement will not be deducted from the amount paid.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchased your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or
(b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract, may be treated as a (potentially taxable) distribution of the Contract Value for federal tax purposes (see "Federal Tax Matters"). A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating such value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit. This Purchase Payment will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuities Service Center. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

GROUP CONTRACTS. An eligible member of a group to which a group contract has been issued may become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. A certificate summarizing the rights and benefits of the Owner under the group contract, or an individual Contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the Contract was issued may restrict an Owner's ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any Contract issued after the effective date of the modification.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant", the second person named shall be referred to as co-Annuitant. The Annuitant is as designated on the specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges and annuity payment rates as to any Contracts issued after the effective date of the modification.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor our General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and the General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA Program (see "Special Transfer Services-Dollar Cost Averaging Program" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

If you purchased a Contract prior to October 7, 2002, you may have elected a one-year Fixed Investment Option. However, you may no longer make new Purchase Payments to the one-year Fixed Investment Option, but you may transfer money from your Variable Investment Options to the one-year Fixed Investment Option. If you purchased a Contract on or after October 7, 2002, you may not make Purchase Payments or transfers to the one-year Fixed Investment Option.

Fixed Investment Options are not available with Contracts issued in the State of Oregon. The State of Washington also restricts Purchase Payments to the Fixed Investment Options if a Guaranteed Retirement Income Program benefit is elected. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. See Appendix B "Qualified Plan Types".

LOANS. We offer a loan privilege only to Owners of Contracts issued in connection with Section 403(b) Qualified Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "Loans". (See "Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS OPTIONAL BENEFIT RIDER.

CHARGES. No asset based charges are deducted from Fixed Investment Options.

                             Charges and Deductions

Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefit Riders, see the Fee Tables.

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on Purchase Payments that have been in the Contract less than 9 complete Contract Years. We do not assess a withdrawal charge with respect to (i) earnings accumulated in the Contract, (ii) Payment Enhancements and any earnings attributable to Payment Enhancements (iii) certain other "free withdrawal amounts" described below, or
(iv) Purchase Payments that have been in the Contract more than 9 complete Contract Years. In no event may the total withdrawal charges exceed 8.5% of the amount invested.

We first allocate a withdrawal to a "free withdrawal amount" and second to "unliquidated Purchase Payments." We do not impose a withdrawal charge on amounts allocated to the free withdrawal amount. In any Contract Year, the free withdrawal amount for that year is the greater of: o 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year), and o the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first to withdrawals from Variable Investment Options and then to withdrawals from Fixed Investment Options.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to Purchase Payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.

Upon a full surrender of a Contract issued on or after April 1, 2003, the excess of all unliquidated Purchase Payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. Upon full surrender of a Contract issued prior to April, 2003, few will liquidate the excess of the Contract Value over the free withdrawal amount if lower.

Each Purchase Payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.

                            MAXIMUM WITHDRAWAL CHARGE
                      (as percentage of Purchase Payments)

First Year     8.5%
Second Year    8.5%
Third Year       8%
Fourth Year      7%
Fifth Year       6%
Sixth Year       5%
Seventh Year     4%
Eighth Year      3%
Ninth Year       2%
Thereafter       0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from asset-based risk charges and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A.

Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home

For Contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

- the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);

-    the confinement began at least one year after the Contract Date;

-    confinement was prescribed by an "physician";

- both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;

- the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physician; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the Owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the "Eligible Nursing Home".

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "Federal Tax Matters").

ANNUAL CONTRACT FEE

We will deduct an Contract fee of $40 each year. However, if during the Accumulation Period the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, we will waive the fee. During the Accumulation Period, this Contract fee is deducted on the last day of each Contract Year. It is withdrawn from each Investment Option in the same proportion that the value of that Investment Option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $40 Contract fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.

ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administration expenses. We deduct a daily fee in an amount equal to 0.30% of the value of each Variable Investment Options on an annual basis is deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option.

Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the Contract that cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit. The expense risk we assume is the risk that the annual fee, administration and withdrawal charges may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not the mortality risk.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

- The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

- The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

- Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                 PREMIUM TAX RATE
            -------------------------
 STATE OR   QUALIFIED   NON-QUALIFIED
TERRITORY   CONTRACTS     CONTRACTS
---------   ---------   -------------
CA            0.50%        2.35%
GUAM          4.00%        4.00%
MEA           0.00%        2.00%
NV            0.00%        3.50%
PR            3.00%        3.00%
SD(A)         0.00%        1.25%(B)
WV            1.00%        1.00%
WY            0.00%        1.00%

(A)  We pay premium tax upon receipt of Purchase Payment.

(B)  0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.

The optional Guaranteed Minimum Withdrawal Benefit Riders (i.e., Principal Plus and Principal Plus for Life) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Rider's "settlement phase" even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund a Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect certain optional benefits, e.g., the Principal Plus for Life Rider, might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);

- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the Owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and Beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to Beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program, Principal Plus or Principal Plus for Life may affect the amount of the required minimum distributions that must be made under the Contract. These special rules may also affect your ability to use any guaranteed retirement income optional benefit Riders in connection with certain Qualified Plans, including IRAs. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated Beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated Beneficiary" (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:

-    a traditional IRA to another traditional IRA;

- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;

- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

- a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity Contract issued under the ORP only upon:

- termination of employment in the Texas public institutions of higher education;

-    retirement;

-    death; or

-    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated Broker-Dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 6.5% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable Contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.

Contracts Sold Directly Without Payment of Any Sales Compensation

The Contract may be sold directly to certain individuals under various circumstances that do not involve payment of any sales compensation to a registered representative. For such Contracts we will credit initial and subsequent Purchase Payments to the Contract with an additional 5% of the Purchase Payment. (However, the amount of the Payment Enhancement and the credit may not exceed 9% of the Purchase Payment. Therefore, if the Payment Enhancement exceeds 5%, the amount of the credit will be reduced so that the total of the Payment Enhancement and the credit equals 9% of the Purchase Payment.).

We will apply the credit and the Payment Enhancement (subject to the limitations on the aggregate credit and Payment Enhancement that may be applied) in effect at the time of the issuance of the Contract to each subsequent Purchase Payment.

The credit may be terminated or reduced at any time for Contracts issued, and subsequent Purchase Payments made, after the date of termination. Initial and subsequent Purchase Payments that do not receive the Payment Enhancements and credits described above will receive the guaranteed Payment Enhancements set forth under "Payment Enhancements" above.

The following classes of individuals are eligible for the credit described above:

- officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Trust or any of their affiliates; and

- employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts and (2) have approved the payment of the credit to their employees and registered representatives.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Company's Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge

EXAMPLE 1. Assume that a single payment of $50,000 is made, a 3% Payment Enhancement of $1,500 is credited to Contract Value, and no additional payments are made and there are no partial withdrawals.

The table below illustrates six examples of the withdrawal charges that would be imposed if the Contract were completely withdrawn. All Contract Values are hypothetical. During any Contract Year the free withdrawal amount is the greater of the Contract Value minus unliquidated payments (accumulated earnings), or 10% of total payments made under the Contract minus any partial withdrawals in that Contract Year.

                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------   --------------   ---------------   ----------    -------   ------
    2          $55,000         $ 5,000(A)     $50,000        8.50%    $4,250
    4          $50,500         $ 5,000(B)     $45,500        7.00%    $3,185
    6          $60,000         $10,000(C)     $50,000        5.00%    $2,500
    7          $35,000         $ 5,000(D)     $45,000(D)     4.00%    $1,800
    8          $80,000         $30,000(E)     $50,000        3.00%    $1,500
   10          $70,000         $20,000(F)     $50,000        0.00%    $    0

(A) In the second Contract Year the earnings under the Contract are $5,000 ($55,000 - $50,000 = $5,000), and 10% of payments is equal to $5,000 (0.10
     x $50,000 = $5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against that liquidated payment.

(B) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of Purchase Payments, therefore the free withdrawal amount is equal to 10% of Purchase Payments ($50,000 x 10% = $5,000) and the withdrawal charge is only applied to Purchase Payments liquidated (Contract Value less withdrawal amount).

(C) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.

(D) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total Purchase Payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For Contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(E) In the example for the eighth Contract Year, the accumulated earnings of $30,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.

(F) There is no withdrawal charge on any payments that have been in the Contract for at least 10 years.

EXAMPLE 2. Assume: that a single payment of $50,000 is made, a 3% Payment Enhancement of $1,500 is credited to Contract Value, no transfers are made, no additional payments are made, and that there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

                                                                     WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE         AMOUNT              AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------------   ------------------   ---------------   ----------    -------   ------
    $65,000            $2,000            $15,000(A)       $    0       8.00%     $  0
    $49,000            $5,000            $ 3,000(B)       $2,000       8.00%     $160
    $52,000            $7,000            $ 4,000(C)       $3,000       8.00%     $240
    $44,000            $8,000            $     0(D)       $8,000       8.00%     $640

(A) The free withdrawal amount during any Contract Year is the greater of the Contract Value minus unliquidated payments (accumulated earnings), or 10% of payments minus 100% of all prior withdrawals in that Contract Year. For the first example, accumulated earnings of $15,000 ($65,000 - $50,000 = $15,000) is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - $0). The amount requested ($2,000) is less than the free withdrawal amount. Therefore, payments are not liquidated and no withdrawal charge applies.

(B) The Contract has negative accumulated earnings ($49,000 - $50,000 <0), so the free withdrawal amount is limited to 10% of payments minus 100% of all prior withdrawals during the Contract Year. Because $2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 partial withdrawal are $48,000 ($50,000 - $2,000 = $48,000).

(C) The Contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 - $48,000 = $4,000) which is greater than 10% of payments minus prior withdrawals this Contract Year ($5,000 - $2,000 - $5,000 < 0 ). Hence the free withdrawal amount is $4,000, leaving $3,000 of the $7,000 partial withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.

(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,0000 < 0) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available for withdrawal requests during that Contract Year.

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

-    made after the Owner attains age 59 1/2;

-    made after the Owner's death;

-    attributable to the Owner being disabled; or

- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:

-    you have adjusted gross income over $100,000; or

-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guarantee Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

-    earnings on those contributions; and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2).

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:

- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and

- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a VANTAGE Contract. If you purchased an optional enhanced death benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     1.   Annual Step Death Benefit

     2.   Guaranteed Earning Multiplier Death Benefit - Not offered in
          Washington

     3.   Triple Protection Death Benefit

ANNUAL STEP DEATH BENEFIT

If you elected the optional Annual Step Death Benefit, we impose an additional daily charge at any annual rate of 0.20% of the value of the variable Investment Accounts. For Contracts issued on or after January 29, 2001 but prior to May 5, 2003, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. We also offered to add the optional Annual Step Death Benefit to Contracts issued prior to July 31, 2000, but terminated that offer on December 31, 2001. Once you elect this benefit, it is irrevocable.

Under this benefit, if the Owner dies before the Contract's date of maturity, we will pay an "Annual Step Benefit" to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step Benefit replaces a lower death benefit under the terms of the Contract.)

The Annual Step Death Benefit is the greatest "Anniversary Value" after the effective date of the Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, MINUS amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Annual Step Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. For Contracts issued after January 15, 2002, however, the amount we deduct in connection with partial withdrawals is the dollar amount of the withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the optional Annual Step Death Benefit payable upon the death of the surviving spouse, we treat the death benefit paid upon the first Owner's death as a payment to the Contract. This payment will not be included in cumulative payments and is not eligible for a Payment Enhancement. In addition, we will not consider payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death in the determination of the Annual Step Death Benefit for the surviving spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner's death.

Termination of the Annual Step Death Benefit.

The Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including The Annual Step Death Benefit) as the new Owner.

Qualified Retirement Plans.

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix B, "Qualified Plan Types"). Please consult your tax advisor.

THE CONTINUATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT FOR A SURVIVING SPOUSE MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED EARNINGS MULTIPLIER

If you elected the optional Guaranteed Earnings Multiplier benefit, we impose an additional daily charge at an annual rate of 0.20% of the value of each variable Investment Account. Guaranteed Earnings Multiplier was not available on Contracts issued prior to January 29, 2001, and its subsequent availability varied by state. With this benefit, on the death of any Contract Owner prior to the Maturity Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under Guaranteed Earnings Multiplier. Election of Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Guaranteed Earnings Multiplier benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects to continue the Contract, Guaranteed Earnings Multiplier will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner's death and the Guaranteed Earnings Multiplier benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

Termination of Guaranteed Earnings Multiplier

Guaranteed Earnings Multiplier will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Guaranteed Earnings Multiplier) may have on your plan (see Appendix B, "Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF GUARANTEED EARNINGS MULTIPLIER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

TRIPLE PROTECTION DEATH BENEFIT

If you elected the optional Triple Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Triple Protection Death Benefit). The Triple Protection Death Benefit was available for Contracts issued between December 8, 2004 and December 31, 2004. If you elected Triple Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.

Under this benefit, if the Owner dies before the Contract's date of maturity, the Triple Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Triple Protection Death Benefit is equal to an "Enhanced Earnings Death Benefit" factor plus the greatest of:

-    the Contract Value;

-    the Return of Purchase Payments Death Benefit Factor;

-    the Annual Step Death Benefit Factor; or

-    the Graded Death Benefit Factor.

We deduct any Debt under your Contract from the amount described above.

"Enhanced Earnings Death Benefit" Factor

For purposes of the Triple Protection Death Benefit, the "Enhanced Earnings Death Benefit" factor is equal to 50% multiplied by Earnings, as defined under the "Enhanced Earnings Death Benefit" Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the "Enhanced Earnings Death Benefit" Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum "Enhanced Earnings Death Benefit" Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume a single Purchase Payment of $100,000 is made into the Contract, no additional Purchase Payments are made and there are no partial withdrawals. Assume the Contract Value on the date the Triple Protection Death Benefit is determined is equal to $175,000:

-    Earnings Basis is equal to 150% of $100,000 or $150,000.

-    Earnings is equal to $175,000 minus $150,000 or $25,000.

NOTE THAT FOR PURPOSES OF TRIPLE PROTECTION DEATH BENEFIT, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).

The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000 or $12,500.

Return of Purchase Payments Death Benefit Factor

The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.

Annual Step Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.

Graded Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1) is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER*
----------------------------   -------------------
              0                        100%
              1                        110%
              2                        120%
              3                        130%
              4                        140%
              5                        150%

* If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

THE TRIPLE PROTECTION DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

Withdrawal Reductions

If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Determination and Distribution of Triple Protection Death Benefit

We determine the death benefit paid under Triple Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in good order.

If the Beneficiary is the deceased Owner's spouse, and the Triple Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving spouse:

- The Triple Protection Death Benefit paid upon the first Owner's death ("first Triple Protection Death Benefit") is not treated as a Purchase Payment to the Contract.

- In determining the "Enhanced Earnings Death Benefit" Factor, on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the "Enhanced Earnings Death Benefit" Factor.

- In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.

Investment Options

At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

Termination of Triple Protection Death Benefit Rider

The Owner may not terminate the Triple Protection Death Benefit Rider. However, Triple Protection Death Benefit will terminate automatically upon the earliest of:

-    the date the Contract terminates;

-    the Maturity Date; or

- the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and Triple Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

Determination of Triple Protection Death Benefit Fee

Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Triple Protection Death Benefit) may have on your plan (see Appendix B, "Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Vantage Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE

Definitions

Guaranteed Withdrawal Balance means:

- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;

- The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;

-    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.

Guaranteed Withdrawal Amount means:

- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;

- The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;

-    The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Principal Plus for Life, the "Lifetime Income Amount". We may reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".

Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Principal Plus and Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Covered Person means:

- The person whose life we use to determine the duration of the Lifetime Income Amount payments;

- The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

Lifetime Income Amount means:

- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract;

- We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later);

- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview

The Principal Plus and Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". In addition, under the Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

We provide additional information about Principal Plus and Principal Plus for Life in the following sections:

- "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.

- "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

- "Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.

- "Additional Purchase Payments" - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.

- "Investment Options" - describes the special limitations we impose in the Investment Options we make available.

- "Life Expectancy Distributions" - describes our special programs to provide minimum distribution amounts required under certain sections of the Code.

- "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

- "Death Benefits" - describes how these Riders affect the death benefits provided under your Contract.

- "Termination" - describes when Principal Plus and Principal Plus for Life benefits end.

- "Fees for Principal Plus and Principal Plus for Life" - provides further information on the fees we charge for these benefit.

You could elect Principal Plus or Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:

-    the Rider was available for sale in the state where the Contract was sold;

- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and

- you had not yet attained age 81 (Prior to February 13, 2006, we imposed this restriction on Qualified Contracts only).

We reserve the right to accept or refuse to issue either Principal Plus or Principal Plus for Life at our sole discretion. Once you elected Principal Plus or Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Fees for Principal Plus and Principal Plus for Life").

Effect of Withdrawals

We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

-    the Contract Value immediately after the withdrawal; or

- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

Under Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (see "Rider Fee" and "Termination").

Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Rider Fee" and "Termination").

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.

Bonus Qualification and Effect

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. The Bonus Period under Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:

- by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise

- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).

Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount

RECALCULATION OF VALUES. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.

STEP-UP DATES. Step-Up Dates occur only while a Principal Plus or Principal Plus for Life Rider is in effect. Under Principal Plus and for Contracts issued with the Principal Plus for Life Rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-Up Dates. Under this enhanced schedule, Step-Up Dates under Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.

If you purchased a Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Principal Plus for Life Rider will increase Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-Up Dates under the initial schedule.

STEP-UPS UNDER PRINCIPAL PLUS. Under Principal Plus, you may elect to increase ("Step-Up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will need to elect a Step-Up within 30 days of the respective Step-Up Date, if you choose to make that Step-Up effective.

Each time a Step-Up goes into effect, the Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see "Fees for Principal Plus and Principal Plus for Life").

If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

STEP-UPS UNDER PRINCIPAL PLUS FOR LIFE. We will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Fees for Principal Plus and Principal Plus for Life"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Fees for Principal Plus and Principal Plus for Life").

If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).

Additional Purchase Payments

EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We will also recalculate the Lifetime Income Amount under Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date. We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).

PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:

- under Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000;

- under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA"; but

- under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.

We do not require you to obtain our prior approval for other Purchase Payments under Principal Plus, unless the Contract Value would exceed $1,000,000 following that Purchase Payment. You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options

While Principal Plus or Principal Plus for Life is in effect under your Contract, under our current rules you must invest 100% of your Contract Value at all times either:

a) among the Lifestyle, Index Allocation and Money Market Fund Investment Options available under your Contract (see "Available Lifestyle, Index Allocation And Money Market Fund Investment Options" below); or

b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract Value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

AVAILABLE LIFESTYLE, INDEX ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. You may allocate your Contract Value to any one, or any combination, of the available Lifestyle, Index Allocation or Money Market Fund Investment Options and you may also use our DCA Program from the Money Market or the DCA Fixed Investment Option in connection with your selected Investment Options.

These Investment Options invest in the following Funds:

-    Lifestyle Growth

-    Lifestyle Balanced

-    Lifestyle Moderate

-    Lifestyle Conservative

-    Index Allocation

-    Money Market

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

AVAILABLE MODEL ALLOCATIONS. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA Program from the DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.

The Model Allocations are:

                                             MODEL ALLOCATION
MODEL ALLOCATION NAME                           PERCENTAGE                    FUND NAME
---------------------                        ----------------                 ---------
Fundamental Holdings of America                     25%         American Growth-Income
                                                    25%         American Growth
                                                    15%         American International American Bond
                                                    35%

Value Strategy                                      30%         Equity-Income
(not available after February 13, 2006)(1)          30%         Core Equity
                                                    20%         Active Bond
                                                    20%         Strategic Bond

Growth Blend                                        40%         Blue Chip Growth
(not available after February 13, 2006)(1)          20%         Active Bond Fund
                                                    20%         American Growth-Income
                                                    20%         Strategic Bond

Global Balanced                                     30%         Fundamental Value
                                                    20%         Global Bond
                                                    25%         Global Allocation
                                                    25%         American International

Blue Chip Balanced                                  30%         American Growth
                                                    30%         American Growth-Income
                                                    40%         Investment Quality Bond

Core Holdings of America                            25%         American Growth-Income
(not available after August 1, 2005)(1)             25%         American Growth
                                                    15%         American International
                                                    35%         Active Bond Fund

CoreSolution                                        34%         Strategic Income
(not available after April 30, 2005)(1)             33%         U.S.Global Leaders Growth
                                                    33%         Classic Value

Value Blend                                         40%         Equity-Income
(not available after April 30, 2005)(1)             20%         American Growth
                                                    20%         Active Bond
                                                    20%         Strategic Bond

Global                                              30%         Global Bond
(not available after April 30, 2005)(1)             20%         U.S. Large Cap
                                                    20%         Blue Chip Growth
                                                    30%         International Value

(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the Lifestyle Portfolios, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.

UNDER PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.

Life Expectancy Distributions

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

- pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.

The Company's Life Expectancy Amount for each year is equal to the greater of:

- the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or

- the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's Life Expectancy.

The Life Expectancy Amount calculation provided under Principal Plus is based on the Company's understanding and interpretation of the requirement under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor prior to electing Principal Plus.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income

Amount (with respect to Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Principal Plus for
Life) the Lifetime Income Amount.

NO LOANS UNDER 403(B) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Principal Plus for Life.

Settlement Phase

IN GENERAL. We automatically make settlement payments during the "settlement phase" under Principal Plus and Principal Plus for Life. Under Principal Plus, the "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the Guaranteed Withdrawal Amount, but the withdrawal reduces the Contract Value to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Principal Plus for Life, the "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the Guaranteed Withdrawal Amount, but the withdrawal reduces the Contract Value to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:

- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals"),

- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value,

- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount,

- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Principal Plus and Principal Plus for Life will end if the Beneficiary takes the death benefit provided as a lump sum our current administrative procedures.

If the Beneficiary elects not to take the death benefit as a lump sum our current administrative procedures, the following will apply:

IF THE BENEFICIARY IS:           THEN PRINCIPAL PLUS:

1. The Deceased Owner's Spouse   Continues if the Guaranteed Withdrawal Balance
                                 is greater than zero.

                                 Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-Up the Guaranteed Withdrawal Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal
                                 Balance.

                                 Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life
                                 Expectancy Distributions. In such cases, the Guaranteed Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

                                 Continues to impose the Principal Plus fee.

                                 Continues to be eligible for any remaining
                                 Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible
                                 Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date.

IF THE BENEFICIARY IS:           THEN PRINCIPAL PLUS:

2. Not the Deceased Owner's      Continues in the same manner as above, except
Spouse                           that Principal Plus does not continue to be
                                 eligible for any remaining Bonuses and
                                 Step-Ups, other than the initial Step-Up of the
                                 Guaranteed Withdrawal Balance to equal the
                                 death benefit, if greater than the Guaranteed
                                 Withdrawal Balance prior to the death benefit.

IF THE BENEFICIARY IS:           THEN PRINCIPAL PLUS FOR LIFE:

1. The deceased Owner's spouse   Does not continue with respect to the Lifetime
and the deceased Owner is        Income Amount, but continues with respect to
Covered the Person               the Guaranteed Withdrawal Amount if the death
                                 benefit or the Guaranteed Withdrawal Balance is
                                 greater than zero. We will automatically
                                 Step-Up the Guaranteed Withdrawal Balance to
                                 equal the initial death benefit we determine,
                                 if greater than the Guaranteed Withdrawal
                                 Balance prior to the death benefit.

                                 Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                                 Continues to impose the Principal Plus for Life fee.

                                 Continues to be eligible for any remaining
                                 Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit
                                 Step-Up, if any, and any future Step-Ups if we increase the rate of the Principal Plus for Life fee at that time.

2. Not the deceased Owner's      Continues in the same manner as 1, except that
spouse and the deceased Owner    Principal Plus for Life does not continue to be
is the Covered Person            eligible for any remaining Bonuses and
                                 Step-Ups, other than the initial Step-Up of the
                                 Guaranteed Withdrawal Balance to equal the
                                 death benefit, if greater than the Guaranteed
                                 Withdrawal Balance prior to the death benefit.
                                 We will permit the Beneficiary to opt out of
                                 the initial death benefit Step-Up, if any, if
                                 we increase the rate of the Principal Plus for
                                 Life fee at that time.

3. The deceased Owner's spouse   Continues in the same manner as 1, except that
and the deceased Owner is not    Principal Plus for Life continues with respect
the Covered Person               to the Lifetime Income Amount for the
                                 Beneficiary. If the Lifetime Income Amount has
                                 not been determined prior to the payment of any
                                 portion of the death benefit, we will determine
                                 the initial Lifetime Income Amount on an
                                 anniversary of the date we determine the death
                                 benefit after the Covered Person has reached
                                 age 65.

4. Not the deceased Owner's      Continues in the same manner as 1, except that
spouse and the deceased Owner    Principal Plus for Life continues with respect
is not the Covered Person        to the Lifetime Income Amount for the
                                 Beneficiary. If the Lifetime Income Amount has
                                 not been determined prior to the payment of any
                                 portion of the death benefit, we will determine
                                 the initial Lifetime Income Amount on an
                                 anniversary of the date we determine the death
                                 benefit after the Covered Person has reached
                                 age 65.

                                 In this case, Principal Plus for Life does not continue to be eligible for any remaining
                                 Bonuses and Step-Ups, other than the initial
                                 Step-Up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit
                                 Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. (Under the Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase). If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate either the Principal Plus or the Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:

- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

- under Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero the date an Annuity Option under the Contract begins; or

- under Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

-    the Maturity Date under a Contract issued with Principal Plus; or

-    the date an Annuity Option begins under Principal Plus for Life; or

-    termination of the Contract.

Fees for Principal Plus and Principal Plus for Life

We charge an additional annual fee on each Contract Anniversary for Principal Plus and Principal Plus for Life. The Principal Plus fee is equal to 0.30% and the Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.

WE RESERVE THE RIGHT TO INCREASE THE FEES FOR PRINCIPAL PLUS AND/OR PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus or Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A PRINCIPAL PLUS OR PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

EXAMPLES

The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus and Principal Plus for Life optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

Principal Plus - Examples

EXAMPLE 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-Ups.

                                                                                   GUARANTEED WITHDRAWAL
                                        GUARANTEED                                       BALANCE ON
CONTRACT YEAR   PURCHASE PAYMENTS   WITHDRAWAL AMOUNT   WITHDRAWAL TAKEN   BONUS    CONTRACT ANNIVERSARY
-------------   -----------------   -----------------   ----------------   -----   ---------------------
   At issue          100,000                                                             100,000(A)
          1                0             5,000(A)           5,000           0             95,000
          2                0             5,000              5,000(B)        0(B)          90,000(C)
          3                0             5,000              5,000           0             85,000
          4                0             5,000              5,000           0             80,000
          5                0             5,000              5,000           0             75,000
         10                0             5,000              5,000           0             50,000
         20                0             5,000              5,000           0                  0(D)

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no bonus in any year that a withdrawal is taken.

(C) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).

(D) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the Rider will terminate.

EXAMPLE 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-Ups.

                                    GUARANTEED WITHDRAWAL                                GUARANTEED WITHDRAWAL
                                    AMOUNT AFTER PURCHASE                                 BENEFIT ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS          PAYMENT          WITHDRAWAL TAKEN   BONUS          ANNIVERSARY
-------------   -----------------   ---------------------   ----------------   -----     ---------------------
   At issue         100,000                                                                    100,000
          1               0                5,000                    0          5,000(A)        105,000(A)
          2          10,000(B)             5,750(B)                 0          5,500           120,500
          3               0                6,025                6,025(C)           0(D)        114,475(C)
          4               0                6,025                    0          5,500           119,975
          5               0                6,025                    0          5,500           125,475

(A) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 - $5,250).

(B) In this example, there is an additional purchase payment at the beginning of the second Contract Year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) =$5,750).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the Owner elects to Step-Up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).



                                                                  HYPOTHETICAL CONTRACT
                           GUARANTEED WITHDRAWAL                   CONTRACT  VALUE ON              GUARANTEED WITHDRAWAL
                PURCHASE   AMOUNT AFTER PURCHASE   WITHDRAWAL           CONTRACT                         BALANCE ON
CONTRACT YEAR   PAYMENTS          PAYMENT             TAKEN     ANNIVERSARY PRIOR TO FEE   BONUS    CONTRACT ANNIVERSARY
-------------   --------   ---------------------   ----------   ------------------------   -----   ---------------------
   At issue      100,000                                                                                 100,000
          1            0          5,000              5,000             102,000               0            95,000
          2            0          5,000              5,000             103,828               0            90,000
          3            0          5,000              5,000             105,781(A)            0           105,781(A)
          4            0          5,289(B)           5,289              94,946               0           100,492
          5            0          5,289             10,000(C)           79,898(C)            0            79,898(C)

(A) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).

(C) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

Principal Plus for Life- Examples

EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                                                              GUARANTEED
                                                                                             WITHDRAWAL
                                                                                             BALANCE ON
                PURCHASE   GUARANTEED WITHDRAWAL   LIFETIME INCOME   WITHDRAWAL                CONTRACT
CONTRACT YEAR   PAYMENTS           AMOUNT              AMOUNT           TAKEN      BONUS     ANNIVERSARY
-------------   --------   ---------------------   ---------------   ----------   ------     -----------
  At issue      $100,000             N/A                 N/A           $    0     $    0     $100,000(A)
      1                0          $5,000(A)              N/A                0      5,000(B)   105,000(C)
      2                0           5250C                 N/A                0      5,000      110,000
      3                0           5,500                 N/A                0      5,000      115,000
      4                0           5,750                 N/A                0      5,000      120,000
      5                0           6,000                 N/A                0      5,000      125,000
      6                0           6,250                 N/A                0      5,000      130,000
      7                0           6,500                 N/A                0      5,000      135,000
      8                0           6,750                 N/A                0      5,000      140,000
      9                0           7,000                 N/A                0      5,000      145,000
     10                0           7,250                 N/A                0      5,000      150,000
     11                0           7,500              $7,500(D)         7,500          0      142,500
     12                0           7,500               7,500            7,500          0      135,000
     13                0           7,500               7,500            7,500          0      127,500
     14                0           7,500               7,500            7,500          0      120,000
     15                0           7,500               7,500            7,500          0      112,500
     20                0           7,500               7,500            7,500          0       75,000
     25                0           7,500               7,500            7,500          0       37,500
     30                0           7,500               7,500            7,500          0            0
     31+               0               0               7,500            7,500          0            0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, there is no withdrawal during the second Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).

(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

                             GUARANTEED WITHDRAWAL    LIFETIME INCOME                           GUARANTEED WITHDRAWAL
                PURCHASE         AMOUNT AFTER          AMOUNT AFTER     WITHDRAWAL                    BALANCE ON
CONTRACT YEAR   PAYMENTS        PURCHASE PAYMENT     PURCHASE PAYMENT      TAKEN     BONUS       CONTRACT ANNIVERSARY
-------------   --------     ---------------------   ----------------   ----------   ------     ---------------------
   At issue     $100,000               --                    N/A         $    0      $    0          $100,000
       1               0           $5,000                 $5,000              0       5,000           105,000
       2          10,000(A)         5,750(A)               5,750              0       5,500(B)        120,500
       3               0            6,025                  6,025          6,025(C)       0D           114,475(C)
       4               0            6,025                  6,025              0       5,500           119,975
       5               0            6,025                  6,025              0       5,500           125,475

(A) In this example, there is an additional purchase payment at the beginning of the second Contract Year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).

(B) In this example, there is no withdrawal during the second Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                                                                        GUARANTEED
                                                                                               HYPOTHETICAL CONTRACT    WITHDRAWAL
                           GUARANTEED WITHDRAWAL                                                 VALUE ON CONTRACT      BALANCE ON
                PURCHASE   AMOUNT AFTER PURCHASE   LIFETIME INCOME AMOUNT                        ANNIVERSARY PRIOR       CONTRACT
CONTRACT YEAR   PAYMENTS          PAYMENT          AFTER PURCHASE PAYMENT   WITHDRAWAL TAKEN       TO RIDER FEE        ANNIVERSARY
-------------   --------   ---------------------   ----------------------   ----------------   ---------------------   -----------
   At issue     $100,000         $   --                   $   --               $    --              $    --            $100,000
      1                0          5,000                       --                 5,000               102,000             95,000
      2                0          5,000                       --                 5,000               103,828             90,000(A)
      3                0          5,000                    4,500(A)              5,000               105,781(B)         105,781(B)
      4                0          5,289(C)                 5,289(C)              5,289                94,946            100,492
      5                0          5,289                    5,289                10,000(C)             79,898             79,898
      6                0          3,995(D)                 3,995(D)

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefit

This Appendix provides a general description of the optional guaranteed minimum income benefit Rider that may have been available at the time you purchased a Vantage Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDER APPLICABLE TO YOUR CONTRACT. You should also carefully review the "Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

The optional guaranteed retirement income benefit guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the guaranteed retirement income benefit Rider. If the guaranteed retirement income benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by guaranteed retirement income benefit, we will pay the monthly annuity benefit payments available under the Contract. The guaranteed retirement income benefit Rider was available only at Contract issue. The Rider is irrevocable and may only be terminated as described below.

AVAILABILITY OF GUARANTEED RETIREMENT INCOME PROGRAM II. Guaranteed Retirement Income Program II was available for Contracts issued on or after January 29, 2001 to December 30, 2002 (beginning and end dates may vary by state).

EXERCISE OF GUARANTEED RETIREMENT INCOME PROGRAM. Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

     - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and

     - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

INCOME BASE. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE

The Growth Factor Income Base is equal to (a) less (b), where:

(a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME PROGRAM II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

GUARANTEED RETIREMENT INCOME PROGRAM II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").

     Life Annuity with a 10-Year Period Certain.

     Joint and Survivor Life Annuity with a 20-Year Period Certain - (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

GUARANTEED RETIREMENT INCOME PROGRAM FEE. The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

                                          ANNUAL FEE
                                          ----------
GUARANTEED RETIREMENT INCOME PROGRAM II      0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

TERMINATION OF GUARANTEED RETIREMENT INCOME PROGRAM. Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

-    the termination of the Contract for any reason; or

-    the exercise of the Guaranteed Retirement Income Program benefit.

QUALIFIED PLANS. The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.

Hence, you should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME PROGRAMS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAMS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

            Appendix F: Examples of Payment Enhancement Calculations

The Payment Enhancement is determined based on the cumulative amount of your payments. The Payment Enhancements, as a percentage of payments, are shown in the table below.

  CUMULATIVE PAYMENTS    PAYMENT ENHANCEMENT*
----------------------   --------------------
  $10,000 to $499,999            3.0%
$500,000 to $2,499,999           4.0%
 $2,500,000 and above            5.0%

Payment Enhancements are payable as a percentage of the payment being made. The two examples below demonstrate how the Payment Enhancement is calculated:

EXAMPLE 1. Assume an initial payment of $400,000 and a subsequent payment of $200,000. Payment Enhancements would be determined as follows**:

- A Payment Enhancement of $12,000 (3% x $400,000) would be allocated among the Investment Options in proportion to the allocation of the $400,000 initial payment.

- A Payment Enhancement of $8,000 (4% x $200,000) would be allocated among the Investment Options in proportion to the allocation of the $200,000 subsequent payment.

EXAMPLE 2. Assume an initial payment of $200,000 and a subsequent payment of $400,000. Payment Enhancements would be determined as follows**:

- A Payment Enhancement of $6,000 (3% x $200,000) would be allocated among the Investment Options in proportion to the allocation of the $200,000 initial payment.

- A Payment Enhancement of $16,000 (4% x $400,000) would be allocated among the Investment Options in proportion to the allocation of the $400,000 subsequent payment.

* Promotional Payment Enhancement rates that are currently in effect for new Contracts are higher (see "Description Of The Contract - Payment Enhancements").

** Unless we receive a Letter of Intent from you representing that additional Purchase Payments will be received within 13 months of the issue date of the Contract. If we receive a Letter of Intent, the Payment Enhancement will be determined using the percentage associated with the total amount of Purchase Payments indicated in the Letter of Intent (see "Payment Enhancements").

                 Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows Accumulation Units reflecting the daily charges for:

-    Vantage Contracts with no optional benefit Riders;

-    Vantage Contracts with the Annual Step Death Benefit optional benefit
     Rider;

- Vantage Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;

- Vantage Contracts with the Annual Step Death Benefit optional benefit Rider and the Guaranteed Earnings Multiplier optional benefit Rider.

Please note that Guaranteed Retirement Income Program II, Principal Plus, Principal Plus for Life and Triple Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

               Accumulation Unit Values- Vantage Variable Annuity

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
500 INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year $13.926756 $12.859412 $10.222295 $12.500000         --         --         --         --         --       --
  Value at End of Year  14.277653  13.926756  12.859412  10.222295         --         --         --         --         --       --
          No. of Units    694,681    740,284    616,291    411,632         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.908408  12.848905  10.219044  12.500000         --         --         --         --         --       --
  Value at End of Year  14.251751  13.908408  12.848905  10.219044         --         --         --         --         --       --
          No. of Units    601,264    766,823    630,294    668,650         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.853451  12.817386  10.209272  12.500000         --         --         --         --         --       --
  Value at End of Year  14.174210  13.853451  12.817386  10.209272         --         --         --         --         --       --
          No. of Units    107,999    130,106     62,241      4,654         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.835215  12.806932  10.206033  12.500000         --         --         --         --         --       --
  Value at End of Year  14.148502  13.835215  12.806932  10.206033         --         --         --         --         --       --
          No. of Units    127,114    169,743    146,674    129,388         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.078200  14.905604  12.500000         --         --         --         --         --         --       --
  Value at End of Year  16.417697  16.078200  14.905604         --         --         --         --         --         --       --
          No. of Units      4,602      4,402        580         --         --         --         --         --         --       --

500 INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits

Value at Start of Year  10.075717   9.281273   7.363756   9.653637  11.189592  12.500000         --         --         --       --
  Value at End of Year  10.346510  10.075717   9.281273   7.363756   9.653637  11.189592         --         --         --       --
          No. of Units  3,030,689  3,719,701  4,066,725  3,415,567  3,091,176  1,351,791         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  10.891210  10.037495   7.967712  10.450629  12.500000         --         --         --         --       --
  Value at End of Year  11.178350  10.891210  10.037495   7.967712  10.450629         --         --         --         --       --
          No. of Units  1,425,102  1,782,811  1,867,019  1,937,018    709,497         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  10.287669   9.495529   7.548807   9.916084  11.516966  12.500000         --         --         --       --
  Value at End of Year  10.543123  10.287669   9.495529   7.548807   9.916084  11.516966         --         --         --       --
          No. of Units    228,511    292,495    350,601    437,656    491,831    141,045         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  10.806052   9.978994   7.937110  10.431377  12.500000         --         --         --         --       --
  Value at End of Year  11.068839  10.806052   9.978994   7.937110  10.431377         --         --         --         --       --
          No. of Units    637,425    694,611    722,266    645,400    514,816         --         --         --         --       --

ACTIVE BOND TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.554757         --         --         --         --         --         --         --         --       --
          No. of Units  4,077,336         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.550538         --         --         --         --         --         --         --         --       --
          No. of Units    320,832         --         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.537911         --         --         --         --         --         --         --         --       --
          No. of Units  2,172,988         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.533697         --         --         --         --         --         --         --         --       --
          No. of Units     47,915         --         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year $12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.521083         --         --         --         --         --         --         --         --       --
          No. of Units    197,934         --         --         --         --         --         --         --         --       --

ACTIVE BOND TRUST - SERIES I SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.567676         --         --         --         --         --         --         --         --       --
          No. of Units  1,726,598         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.563464         --         --         --         --         --         --         --         --       --
          No. of Units    567,347         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.550821         --         --         --         --         --         --         --         --       --
          No. of Units    193,331         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.546601         --         --         --         --         --         --         --         --       --
          No. of Units    320,822         --         --         --         --         --         --         --         --       --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES
II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year         --  12.576189   9.562387  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.522326  12.576189   9.562387         --         --         --         --         --       --
          No. of Units         --    275,441    264,794    198,982         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year         --  12.565898   9.559332  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.504490  12.565898   9.559332         --         --         --         --         --       --
          No. of Units         --    275,196    311,375    258,493         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year         --  12.535104   9.550203  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.451149  12.535104   9.550203         --         --         --         --         --       --
          No. of Units         --     29,897     15,062      3,529         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year         --  12.524851   9.547160  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.433415  12.524851   9.547160         --         --         --         --         --       --
          No. of Units         --     77,883     90,519    184,125         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  15.707903  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  16.822036  15.707903         --         --         --         --         --         --       --
          No. of Units         --      3,763      5,209         --         --         --         --         --         --       --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES
I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year         --  11.223852   8.514850  11.525066  15.815609  15.594503  11.910371  11.595531  12.500000       --
  Value at End of Year         --  12.074266  11.223852   8.514850  11.525066  15.815609  15.594503  11.910371  11.595531       --
          No. of Units         --  2,851,331  3,726,585  4,191,450  5,299,655  6,158,356  1,500,020    318,767     66,641       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year         --   8.776337   6.661388   9.020870  12.500000         --         --         --         --       --
  Value at End of Year         --   9.436575   8.776337   6.661388   9.020870         --         --         --         --       --
          No. of Units         --    825,482    976,747    932,953    524,872         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year         --   7.888253   5.996302   8.132426  11.182499  12.500000         --         --         --       --
  Value at End of Year         --   8.468944   7.888253   5.996302   8.132426  11.182499         --         --         --       --
          No. of Units         --    695,275    762,087    921,850  1,236,461    929,491         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year         --   8.725152   6.635785   9.004226  12.500000         --         --         --         --       --
  Value at End of Year         --   9.362737   8.725152   6.635785   9.004226         --         --         --         --       --
          No. of Units         --    372,809    458,624    501,204    383,969         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year $15.550032 $13.608578 $10.529703 $12.500000         --         --         --         --         --       --
  Value at End of Year  16.672955  15.550032  13.608578  10.529703         --         --         --         --         --       --
          No. of Units     76,393     79,436     66,706     39,486         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.529505  13.597435  10.526345  12.500000         --         --         --         --         --       --
  Value at End of Year  16.642648  15.529505  13.597435  10.526345         --         --         --         --         --       --
          No. of Units     77,751     83,424     68,986     50,763         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.468201  13.564126  10.516293  12.500000         --         --         --         --         --       --
  Value at End of Year  16.552193  15.468201  13.564126  10.516293         --         --         --         --         --       --
          No. of Units      8,258     12,986      3,187      2,118         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  15.447811  13.553036  10.512943  12.500000         --         --         --         --         --       --
  Value at End of Year  16.522127  15.447811  13.553036  10.512943         --         --         --         --         --       --
          No. of Units     24,601     29,952     31,067     21,065         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  15.234341  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  17.338072  15.234341         --         --         --         --         --         --       --
          No. of Units         --         --         --         --         --         --         --         --         --       --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  12.233154  10.680699   8.246174  11.201832  14.469646  20.209678  14.959659  12.257373  12.500000       --
  Value at End of Year  13.139231  12.233154  10.680699   8.246174  11.201832  14.469646  20.209678  14.959659  12.257373       --
          No. of Units  2,388,011  2,992,929  3,740,942  4,509,265  6,084,620  8,064,386  4,080,687    995,527    208,997       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year   9.992305   8.728600   6.742395   9.163627  12.500000         --         --         --         --       --
  Value at End of Year  10.727059   9.992305   8.728600   6.742395   9.163627         --         --         --         --       --
          No. of Units    351,887    445,480    507,114    497,283    278,144         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year   7.623095   6.669038   5.159206   7.022468   9.089389  12.500000         --         --         --       --
  Value at End of Year   8.171404   7.623095   6.669038   5.159206   7.022468   9.089389         --         --         --       --
          No. of Units    357,247    448,664    529,677    612,227    951,066    633,621         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year   9.914144   8.677696   6.716468   9.146718  12.500000         --         --         --         --       --
  Value at End of Year  10.621951   9.914144   8.677696   6.716468   9.146718         --         --         --         --       --
          No. of Units    210,698    253,290    302,034    309,856    328,103         --         --         --         --       --

ALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  13.334269  12.736563  10.027750  12.500000         --         --         --         --         --       --
  Value at End of Year  14.281276  13.334269  12.736563  10.027750         --         --         --         --         --       --
          No. of Units    227,286    232,454    212,240    141,026         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.316695  12.726145  10.024552  12.500000         --         --         --         --         --       --
  Value at End of Year  14.255343  13.316695  12.726145  10.024552         --         --         --         --         --       --
          No. of Units    192,270    205,909    264,322    279,653         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.264097  12.694956  10.014973  12.500000         --         --         --         --         --       --
  Value at End of Year  14.177829  13.264097  12.694956  10.014973         --         --         --         --         --       --
          No. of Units     16,472     20,875     11,164      2,545         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.246589  12.684574  10.011782  12.500000         --         --         --         --         --       --
  Value at End of Year  14.152059  13.246589  12.684574  10.011782         --         --         --         --         --       --
          No. of Units     57,501     63,680     68,487     48,487         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  15.618245  14.978110  12.500000         --         --         --         --         --         --       --
  Value at End of Year  16.660883  15.618245  14.978110         --         --         --         --         --         --       --
          No. of Units      2,078      2,291      3,540         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
ALL CAP GROWTH TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year $14.321899 $13.655434 $10.730980 $14.417921 $19.211930 $21.871173 $15.351927 $12.153015 $12.500000       --
  Value at End of Year  15.370161  14.321899  13.655434  10.730980  14.417921  19.211930  21.871173  15.351927  12.153015       --
          No. of Units  2,647,052  3,496,415  4,204,121  5,232,727  7,107,575  8,283,310  3,396,125  1,055,512    185,064       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year   8.784877   8.380282   6.588842   8.857071  12.500000         --         --         --         --       --
  Value at End of Year   9.423173   8.784877   8.380282   6.588842   8.857071         --         --         --         --       --
          No. of Units    788,410    992,134  1,115,708  1,264,682    524,872         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year   7.653722   7.312204   5.757704   7.751463  10.349704  12.500000         --         --         --       --
  Value at End of Year   8.197559   7.653722   7.312204   5.757704   7.751463  10.349704         --         --         --       --
          No. of Units    733,648    931,986  1,171,903  1,345,602  1,973,351  1,211,311         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year   8.716138   8.331402   6.563514   8.840730  12.500000         --         --         --         --       --
  Value at End of Year   9.330815   8.716138   8.331402   6.563514   8.840730         --         --         --         --       --
          No. of Units    453,187    560,830    630,769    678,676    782,842         --         --         --         --       --

ALL CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits

Value at Start of Year  14.991451  13.149457   9.665656  12.500000         --         --         --         --         --       --
  Value at End of Year  15.561038  14.991451  13.149457   9.665656         --         --         --         --         --       --
          No. of Units    282,281    303,149    175,933     74,509         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.971687  13.138707   9.662574  12.500000         --         --         --         --         --       --
  Value at End of Year  15.532791  14.971687  13.138707   9.662574         --         --         --         --         --       --
          No. of Units    270,902    305,150    291,673    152,503         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.912560  13.106512   9.653351  12.500000         --         --         --         --         --       --
  Value at End of Year  15.448324  14.912560  13.106512   9.653351         --         --         --         --         --       --
          No. of Units     52,442     43,545     22,125      2,841         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.892923  13.095807   9.650272  12.500000         --         --         --         --         --       --
  Value at End of Year  15.420288  14.892923  13.095807   9.650272         --         --         --         --         --       --
          No. of Units     62,423     70,025     56,377     25,657         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  17.279130  15.216943  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.864272  17.279130  15.216943         --         --         --         --         --         --       --
          No. of Units      5,466      6,413      7,324         --         --         --         --         --         --       --

ALL CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits

Value at Start of Year  13.794129  12.082201   8.868637  12.481529  12.500000         --         --         --         --       --
  Value at End of Year  14.358294  13.794129  12.082201   8.868637  12.481529         --         --         --         --       --
          No. of Units    825,575    857,693    814,821    455,621    234,580         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  13.768814  12.066071   8.861220  12.477337  12.500000         --         --         --         --       --
  Value at End of Year  14.324799  13.768814  12.066071   8.861220  12.477337         --         --         --         --       --
          No. of Units    491,176    513,252    505,793    439,949     94,320         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  13.693111  12.017788   8.838989  12.464762  12.500000         --         --         --         --       --
  Value at End of Year  14.224748  13.693111  12.017788   8.838989  12.464762         --         --         --         --       --
          No. of Units    171,768    208,129    149,633     62,686      9,206         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  13.667960  12.001723   8.831587  12.460579  12.500000         --         --         --         --       --
  Value at End of Year  14.191544  13.667960  12.001723   8.831587  12.460579         --         --         --         --       --
          No. of Units    221,343    265,489    280,415    162,792         --         --         --         --         --       --

AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year  16.422306  12.576189  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.248181  16.422306  12.576189         --         --         --         --         --         --       --
          No. of Units  1,057,129     68,731  3,991,380         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year $16.408697 $12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  17.225299  16.408697         --         --         --         --         --         --         --       --
          No. of Units    298,782     51,761         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  16.367906  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  17.156806  16.367906         --         --         --         --         --         --         --       --
          No. of Units    327,186     44,102         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  16.354348  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  17.134032  16.354348         --         --         --         --         --         --         --       --
          No. of Units     88,851     32,118         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.313698  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  17.065911  16.313698         --         --         --         --         --         --         --       --
          No. of Units     16,386     13,420         --         --         --         --         --         --         --       --

AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)
Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.410162         --         --         --         --         --         --         --         --       --
          No. of Units    791,907         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.407593         --         --         --         --         --         --         --         --       --
          No. of Units      4,248         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.399892         --         --         --         --         --         --         --         --       --
          No. of Units    561,066         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.397334         --         --         --         --         --         --         --         --       --
          No. of Units      2,777         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.389637         --         --         --         --         --         --         --         --       --
          No. of Units     44,228         --         --         --         --         --         --         --         --       --

AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year  16.807957  15.254034  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.130193  16.807957  15.254034         --         --         --         --         --         --       --
          No. of Units  5,934,668  4,644,778    418,891         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  16.794033  15.249029  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.104829  16.794033  15.249029         --         --         --         --         --         --       --
          No. of Units  1,538,451  1,272,300    718,849         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  16.752296  15.234022  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.028876  16.752296  15.234022         --         --         --         --         --         --       --
          No. of Units  2,148,990  1,426,218    391,517         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  16.738409  15.229026  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.003644  16.738409  15.229026         --         --         --         --         --         --       --
          No. of Units    606,479    554,304    345,397         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.696807  15.214047  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.928087  16.696807  15.214047         --         --         --         --         --         --       --
          No. of Units    154,299    106,452     21,893         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year $16.623657 $15.372805 $12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.233995  16.623657  15.372805         --         --         --         --         --         --       --
          No. of Units  4,904,505  3,699,484    233,294         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  16.609882  15.367766  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.211123  16.609882  15.367766         --         --         --         --         --         --       --
          No. of Units    744,175    713,661    369,963         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  16.568595  15.352637  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.142690  16.568595  15.352637         --         --         --         --         --         --       --
          No. of Units  2,110,126  1,371,928    258,399         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  16.554857  15.347598  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.119940  16.554857  15.347598         --         --         --         --         --         --       --
          No. of Units    398,432    407,440    262,795         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.513722  15.332500  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.051879  16.513722  15.332500         --         --         --         --         --         --       --
          No. of Units    334,457    266,264     15,335         --         --         --         --         --         --       --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year  19.280394  16.491401  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.946316  19.280394  16.491401         --         --         --         --         --         --       --
          No. of Units  2,717,581  1,774,536     98,509         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  19.264402  16.485991  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.915864  19.264402  16.485991         --         --         --         --         --         --       --
          No. of Units    540,843    331,950    120,265         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  19.216554  16.469766  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.824807  19.216554  16.469766         --         --         --         --         --         --       --
          No. of Units  1,083,099    611,849     67,542         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  19.200632  16.464363  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.794532  19.200632  16.464363         --         --         --         --         --         --       --
          No. of Units    193,737    110,140     77,985         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  19.152927  16.448167  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.703937  19.152927  16.448167         --         --         --         --         --         --       --
          No. of Units     95,016     45,729      2,697         --         --         --         --         --         --       --

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  13.910241  12.981709  10.219054  12.500000         --         --         --         --         --       --
  Value at End of Year  14.431593  13.910241  12.981709  10.219054         --         --         --         --         --       --
          No. of Units  1,204,800  1,158,877    617,589    418,888         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.891917  12.971112  10.215811  12.500000         --         --         --         --         --       --
  Value at End of Year  14.405399  13.891917  12.971112  10.215811         --         --         --         --         --       --
          No. of Units    780,146    920,211    993,353    830,791         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.837048  12.939311  10.206043  12.500000         --         --         --         --         --       --
  Value at End of Year  14.327062  13.837048  12.939311  10.206043         --         --         --         --         --       --
          No. of Units    297,497    213,224     30,882     10,085         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.818798  12.928730  10.202799  12.500000         --         --         --         --         --       --
  Value at End of Year  14.301026  13.818798  12.928730  10.202799         --         --         --         --         --       --
          No. of Units    150,826    168,929    198,881    257,943         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year $15.705218 $14.715763 $12.500000         --         --         --         --         --         --       --
  Value at End of Year  16.228991  15.705218  14.715763         --         --         --         --         --         --       --
          No. of Units     44,726     15,252      6,382         --         --         --         --         --         --       --

BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  15.647425  14.575619  11.460183  15.367363  18.279370  19.091275  16.234822  12.831858  12.500000       --
  Value at End of Year  16.269776  15.647425  14.575619  11.460183  15.367363  18.279370  19.091275  16.234822  12.831858       --
          No. of Units  7,336,995  8,983,863 10,522,877 12,089,341 15,305,956 17,641,989 10,866,171  3,048,540    373,368       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  10.515682   9.800303   7.709411  10.343004  12.500000         --         --         --         --       --
  Value at End of Year  10.928487  10.515682   9.800303   7.709411  10.343004         --         --         --         --       --
          No. of Units  2,085,695  2,353,351  2,561,457  2,612,866  1,380,752         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year   9.807280   9.153842   7.211675   9.689796  11.549188  12.500000         --         --         --       --
  Value at End of Year  10.177034   9.807280   9.153842   7.211675   9.689796  11.549188         --         --         --       --
          No. of Units  1,214,882  1,582,240  1,968,862  2,277,364  2,836,814  1,770,738         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  10.433443   9.743166   7.679789  10.323946  12.500000         --         --         --         --       --
  Value at End of Year  10.821415  10.433443   9.743166   7.679789  10.323946         --         --         --         --       --
          No. of Units    753,696    859,515  1,064,001  1,081,223    979,632         --         --         --         --       --

CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  13.089938  12.171848   9.556431  12.500000         --         --         --         --         --       --
  Value at End of Year  14.654969  13.089938  12.171848   9.556431         --         --         --         --         --       --
          No. of Units    182,168    195,765    211,754    124,844         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.072685  12.161900   9.553391  12.500000         --         --         --         --         --       --
  Value at End of Year  14.628361  13.072685  12.161900   9.553391         --         --         --         --         --       --
          No. of Units    260,127    290,967    349,655    269,814         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.021044  12.132085   9.544262  12.500000         --         --         --         --         --       --
  Value at End of Year  14.548803  13.021044  12.132085   9.544262         --         --         --         --         --       --
          No. of Units     15,268      6,137      3,248      4,124         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.003874  12.122166   9.541218  12.500000         --         --         --         --         --       --
  Value at End of Year  14.522389  13.003874  12.122166   9.541218         --         --         --         --         --       --
          No. of Units    111,830    117,664    139,164     92,222         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  14.861154  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  15.918119  14.861154         --         --         --         --         --         --       --
          No. of Units         --         --         --         --         --         --         --         --         --       --

CAPITAL APPRECIATION TRUST - SERIES I SHARES (units first credited 11-01-2000)
Contracts with no Optional Benefits

Value at Start of Year   8.239708   7.654693   6.004624   8.789532  10.942940  12.500000         --         --         --       --
  Value at End of Year   9.248751   8.239708   7.654693   6.004624   8.789532  10.942940         --         --         --       --
          No. of Units    498,674    649,887    773,035    877,164    410,618      8,809         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year   8.834287   8.211158   6.444359   9.437943  12.500000         --         --         --         --       --
  Value at End of Year   9.911198   8.834287   8.211158   6.444359   9.437943         --         --         --         --       --
          No. of Units    433,884    405,175    431,116    432,315     94,320         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year   8.171240   7.606320   5.978615   8.769024  10.939455  12.500000         --         --         --       --
  Value at End of Year   9.153633   8.171240   7.606320   5.978615   8.769024  10.939455         --         --         --       --
          No. of Units     72,018     71,762     87,775    111,103     75,810         22         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year   8.765161   8.163273   6.419588   9.420540  12.500000         --         --         --         --       --
  Value at End of Year   9.814079   8.765161   8.163273   6.419588   9.420540         --         --         --         --       --
          No. of Units    267,210    304,411    371,086    376,677         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits

Value at Start of Year $13.754542 $12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.792845  13.754542         --         --         --         --         --         --         --       --
          No. of Units    162,522     66,024         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.749985  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.780570  13.749985         --         --         --         --         --         --         --       --
          No. of Units     44,794     39,956         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.736322  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.743839  13.736322         --         --         --         --         --         --         --       --
          No. of Units     29,081     11,947         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.731772  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.731606  13.731772         --         --         --         --         --         --         --       --
          No. of Units     11,696         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  13.718123  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.694984  13.718123         --         --         --         --         --         --         --       --
          No. of Units      4,249      4,310         --         --         --         --         --         --         --       --

CORE BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.471096         --         --         --         --         --         --         --         --       --
          No. of Units     20,230         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.466962         --         --         --         --         --         --         --         --       --
          No. of Units      2,581         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.454569         --         --         --         --         --         --         --         --       --
          No. of Units      5,124         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.450442         --         --         --         --         --         --         --         --       --
          No. of Units        120         --         --         --         --         --         --         --         --       --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits

Value at Start of Year  14.064773  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.648304  14.064773         --         --         --         --         --         --         --       --
          No. of Units    456,258    300,879         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.060106  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.636151  14.060106         --         --         --         --         --         --         --       --
          No. of Units     46,608     24,071         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.046138  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.599758  14.046138         --         --         --         --         --         --         --       --
          No. of Units    202,252     97,703         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.041485  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.587653  14.041485         --         --         --         --         --         --         --       --
          No. of Units     19,277     10,929         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  14.027533  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.551385  14.027533         --         --         --         --         --         --         --       --
          No. of Units        596         --         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II
SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year         -- $13.583014 $13.189736 $12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.862061  13.583014  13.189736         --         --         --         --         --       --
          No. of Units         --  2,476,596    323,297    179,876         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year         --  13.571899  13.185535  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.843773  13.571899  13.185535         --         --         --         --         --       --
          No. of Units         --    304,220    355,060    396,454         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year         --  13.538653  13.172978  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.789102  13.538653  13.172978         --         --         --         --         --       --
          No. of Units         --  1,236,318     61,577     35,449         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year         --  13.527590  13.168794  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.770929  13.527590  13.168794         --         --         --         --         --       --
          No. of Units         --     48,405     58,173     53,428         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  12.537320  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  12.743661  12.537320         --         --         --         --         --         --       --
          No. of Units         --    124,568        359         --         --         --         --         --         --       --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I
SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year         --  17.246124  16.744607  15.803857  14.989755  13.798700  13.914540  12.768031  12.500000       --
  Value at End of Year         --  17.634302  17.246124  16.744607  15.803857  14.989755  13.798700  13.914540  12.768031       --
          No. of Units         --  1,511,253  1,907,734  2,442,822  2,281,380  1,367,339    782,445    162,215     25,278       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year         --  14.230025  13.823125  13.053022  12.500000         --         --         --         --       --
  Value at End of Year         --  14.543014  14.230025  13.823125  13.053022         --         --         --         --       --
          No. of Units         --    517,689    572,419    751,598    292,647         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year         --  15.085667  14.676304  13.879479  13.190998  12.500000         --         --         --       --
  Value at End of Year         --  15.394322  15.085667  14.676304  13.879479  13.190998         --         --         --       --
          No. of Units         --    198,355    235,963    276,074    242,746     99,109         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year         --  14.147123  13.770113  13.029001  12.500000         --         --         --         --       --
  Value at End of Year         --  14.429334  14.147123  13.770113  13.029001         --         --         --         --       --
          No. of Units         --    376,807    448,023    512,954    407,305         --         --         --         --       --

DYNAMIC GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  13.931662  12.860852  10.115972  12.500000         --         --         --         --         --       --
  Value at End of Year  15.365428  13.931662  12.860852  10.115972         --         --         --         --         --       --
          No. of Units    314,775    337,416    353,316     54,045         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.913276  12.850333  10.112748  12.500000         --         --         --         --         --       --
  Value at End of Year  15.337510  13.913276  12.850333  10.112748         --         --         --         --         --       --
          No. of Units    300,631    345,192    380,448     70,944         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.858343  12.818851  10.103094  12.500000         --         --         --         --         --       --
  Value at End of Year  15.254134  13.858343  12.818851  10.103094         --         --         --         --         --       --
          No. of Units     24,704     16,495     11,880      1,349         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.840043  12.808348  10.099872  12.500000         --         --         --         --         --       --
  Value at End of Year  15.226404  13.840043  12.808348  10.099872         --         --         --         --         --       --
          No. of Units     78,301     76,525    100,761     40,527         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.748775  15.523566  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.398977  16.748775  15.523566         --         --         --         --         --         --       --
          No. of Units      6,214      1,677      4,452         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
DYNAMIC GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits

Value at Start of Year $ 4.510187 $ 4.164386 $ 3.277745 $ 4.647016 $ 7.899193 $12.500000         --         --         --       --
  Value at End of Year   4.991605   4.510187   4.164386   3.277745   4.647016   7.899193         --         --         --       --
          No. of Units  3,297,861  3,682,323  4,600,036  3,560,014  4,546,109  3,937,816         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year   6.087418   5.623506   4.428426   6.281540  12.500000         --         --         --         --       --
  Value at End of Year   6.733833   6.087418   5.623506   4.428426   6.281540         --         --         --         --       --
          No. of Units  1,368,166  1,563,174  1,821,405    604,737    393,388         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year   4.968047   4.596353   3.624989   5.149629   8.771239  12.500000         --         --         --       --
  Value at End of Year   5.487385   4.968047   4.596353   3.624989   5.149629   8.771239         --         --         --       --
          No. of Units    647,824    698,341    943,142    685,798    906,381    628,926         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year   6.039770   5.590687   4.411393   6.269929  12.500000         --         --         --         --       --
  Value at End of Year   6.667819   6.039770   5.590687   4.411393   6.269929         --         --         --         --       --
          No. of Units    735,843    783,628    904,887    399,684    363,236         --         --         --         --       --

EMERGING GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year  16.977797  16.169506  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.950976  16.977797  16.169506         --         --         --         --         --         --       --
          No. of Units     54,808     22,622      7,860         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  16.963742  16.164211  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.927174  16.963742  16.164211         --         --         --         --         --         --       --
          No. of Units     41,258      5,719      9,518         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  16.921582  16.148310  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.855908  16.921582  16.148310         --         --         --         --         --         --       --
          No. of Units      8,284      6,021        824         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  16.907549  16.143014  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.832218  16.907549  16.143014         --         --         --         --         --         --       --
          No. of Units     20,835      2,946        468         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  16.127150  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  16.865557  16.127150         --         --         --         --         --         --       --
          No. of Units         --         --         --         --         --         --         --         --         --       --

EMERGING SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.373924  13.115157   9.549569  12.500000         --         --         --         --         --       --
  Value at End of Year  14.840712  14.373924  13.115157   9.549569         --         --         --         --         --       --
          No. of Units    294,119    352,263    323,405    197,066         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.354982  13.104440   9.546522  12.500000         --         --         --         --         --       --
  Value at End of Year  14.813777  14.354982  13.104440   9.546522         --         --         --         --         --       --
          No. of Units    524,085    564,379    659,419    372,100         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.298262  13.072316   9.537399  12.500000         --         --         --         --         --       --
  Value at End of Year  14.733197  14.298262  13.072316   9.537399         --         --         --         --         --       --
          No. of Units    160,513    143,737     47,965      3,015         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.279424  13.061639   9.534360  12.500000         --         --         --         --         --       --
  Value at End of Year  14.706460  14.279424  13.061639   9.534360         --         --         --         --         --       --
          No. of Units     80,103     85,393     96,750     78,438         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  17.641824  16.161563  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.142261  17.641824  16.161563         --         --         --         --         --         --       --
          No. of Units      5,958      2,652      4,706         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
EMERGING SMALL COMPANY TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year $16.977797 $15.244901 $11.080471 $15.895834 $20.764734 $22.035674 $12.896270 $13.088401 $12.500000       --
  Value at End of Year  17.313709  16.977797  15.244901  11.080471  15.895834  20.764734  22.035674  12.896270  13.088401       --
          No. of Units  1,320,350     62,845  2,121,607  2,358,050  2,759,819  3,242,424    918,233    447,688     88,229       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  16.963742   8.706058   6.330985   9.086879  12.500000         --         --         --         --       --
  Value at End of Year   9.877649  16.963742   8.706058   6.330985   9.086879         --         --         --         --       --
          No. of Units    669,119     11,554    899,477    763,595    327,181         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  16.921582   7.978493   5.810609   8.352524  10.932942  12.500000         --         --         --       --
  Value at End of Year   9.025056  16.921582   7.978493   5.810609   8.352524  10.932942         --         --         --       --
          No. of Units    374,610      5,761    579,032    613,744    752,680    514,633         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  16.907549   8.655278   6.306645   9.070108  12.500000         --         --         --         --       --
  Value at End of Year   9.780838  16.907549   8.655278   6.306645   9.070108         --         --         --         --       --
          No. of Units    287,639      2,315    432,182    358,630    262,187         --         --         --         --       --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.516669  12.864713  10.419024  12.500000         --         --         --         --         --       --
  Value at End of Year  14.825708  14.516669  12.864713  10.419024         --         --         --         --         --       --
          No. of Units  1,745,873  1,642,979  1,114,993    766,558         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.497538  12.854188  10.415699  12.500000         --         --         --         --         --       --
  Value at End of Year  14.798785  14.497538  12.854188  10.415699         --         --         --         --         --       --
          No. of Units  1,519,572  1,592,298  1,601,764  1,252,762         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.440278  12.822685  10.405752  12.500000         --         --         --         --         --       --
  Value at End of Year  14.718317  14.440278  12.822685  10.405752         --         --         --         --         --       --
          No. of Units    431,365    266,760     80,834     16,980         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.421261  12.812220  10.402456  12.500000         --         --         --         --         --       --
  Value at End of Year  14.691602  14.421261  12.812220  10.402456         --         --         --         --         --       --
          No. of Units    313,751    334,690    370,557    371,473         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.846085  14.989021  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.136229  16.846085  14.989021         --         --         --         --         --         --       --
          No. of Units     13,824     19,120      7,873         --         --         --         --         --         --       --

EQUITY-INCOME TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  19.209182  16.993147  13.743601  16.096393  16.140990  14.507362  14.249466  13.251413  12.500000       --
  Value at End of Year  19.656383  19.209182  16.993147  13.743601  16.096393  16.140990  14.507362  14.249466  13.251413       --
          No. of Units  5,496,685  6,153,154    668,978  7,402,804  7,841,275  5,986,441  5,176,955  2,050,162    411,415       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  14.840003  13.134588  10.628215  12.453924  12.500000         --         --         --         --       --
  Value at End of Year  15.177933  14.840003  13.134588  10.628215  12.453924         --         --         --         --       --
          No. of Units  1,847,564  2,037,117  2,097,074  2,240,720    985,726         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  16.842700  14.929570  12.098791  14.198434  14.266438  12.500000         --         --         --       --
  Value at End of Year  17.200472  16.842700  14.929570  12.098791  14.198434  14.266438         --         --         --       --
          No. of Units    820,592    891,159    916,643  1,028,855    912,362    301,379         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  14.724025  13.058090  10.587437  12.431003  12.500000         --         --         --         --       --
  Value at End of Year  15.029306  14.724025  13.058090  10.587437  12.431003         --         --         --         --       --
          No. of Units    843,398    918,043  1,105,534  1,217,713    887,859         --         --         --         --       --

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.580230  13.451522  10.241025  12.500000         --         --         --         --         --       --
  Value at End of Year  15.738520  14.580230  13.451522  10.241025         --         --         --         --         --       --
          No. of Units    208,038    206,195    190,654    125,127         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year $14.560995 $13.440506 $10.237755 $12.500000         --         --         --         --         --       --
  Value at End of Year  15.709928  14.560995  13.440506  10.237755         --         --         --         --         --       --
          No. of Units    229,635    257,297    268,552    261,992         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.503495  13.407583  10.227986  12.500000         --         --         --         --         --       --
  Value at End of Year  15.624517  14.503495  13.407583  10.227986         --         --         --         --         --       --
          No. of Units     30,059     26,277     15,535        836         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.484377  13.396617  10.224728  12.500000         --         --         --         --         --       --
  Value at End of Year  15.596142  14.484377  13.396617  10.224728         --         --         --         --         --       --
          No. of Units     67,996     72,725     88,358    108,033         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.890066  15.645153  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.159314  16.890066  15.645153         --         --         --         --         --         --       --
          No. of Units      3,924        570         53         --         --         --         --         --         --       --

FINANCIAL SERVICES TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits

Value at Start of Year  13.305033  12.242715   9.308121  11.512580  12.500000         --         --         --         --       --
  Value at End of Year  14.381768  13.305033  12.242715   9.308121  11.512580         --         --         --         --       --
          No. of Units    432,972    436,311    527,572    461,221    309,852         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  13.280604  12.226364   9.300332  11.508706  12.500000         --         --         --         --       --
  Value at End of Year  14.348208  13.280604  12.226364   9.300332  11.508706         --         --         --         --       --
          No. of Units    421,104    490,344    563,860    547,213    132,049         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  13.207601  12.177455   9.277011  11.497105  12.500000         --         --         --         --       --
  Value at End of Year  14.248023  13.207601  12.177455   9.277011  11.497105         --         --         --         --       --
          No. of Units     40,775     54,269     58,181     58,967     21,736         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  13.183353  12.161199   9.269250  11.493242  12.500000         --         --         --         --       --
  Value at End of Year  14.214779  13.183353  12.161199   9.269250  11.493242         --         --         --         --       --
          No. of Units    157,218    177,248    188,866    214,440    150,907         --         --         --         --       --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.783043  13.472600  10.559943  12.500000         --         --         --         --         --       --
  Value at End of Year  15.822838  14.783043  13.472600  10.559943         --         --         --         --         --       --
          No. of Units  1,236,685    999,806    788,137    722,275         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.763529  13.461572  10.556582  12.500000         --         --         --         --         --       --
  Value at End of Year  15.794080  14.763529  13.461572  10.556582         --         --         --         --         --       --
          No. of Units  1,168,628  1,284,797  1,226,585    936,320         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.705246  13.428610  10.546509  12.500000         --         --         --         --         --       --
  Value at End of Year  15.708228  14.705246  13.428610  10.546509         --         --         --         --         --       --
          No. of Units    433,555    197,850     31,408     11,638         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.685861  13.417630  10.543153  12.500000         --         --         --         --         --       --
  Value at End of Year  15.679698  14.685861  13.417630  10.543153         --         --         --         --         --       --
          No. of Units    162,093    168,866    175,404    160,672         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.815903  15.386843  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.927073  16.815903  15.386843         --         --         --         --         --         --       --
          No. of Units     44,291      7,849      3,234         --         --         --         --         --         --       --

FUNDAMENTAL VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits

Value at Start of Year  13.477655  12.243910   9.577517  11.608415  12.500000         --         --         --         --       --
  Value at End of Year  14.444439  13.477655  12.243910   9.577517  11.608415         --         --         --         --       --
          No. of Units  1,838,088  2,161,231  1,854,419  2,025,163  1,333,345         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year $13.452933 $12.227577  $9.569509 $11.604513 $12.500000         --         --         --         --       --
  Value at End of Year  14.410762  13.452933  12.227577   9.569509  11.604513         --         --         --         --       --
          No. of Units  1,588,809  1,592,277  1,572,816  1,758,258    436,141         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  13.378959  12.178644   9.545508  11.592814  12.500000         --         --         --         --       --
  Value at End of Year  14.310110  13.378959  12.178644   9.545508  11.592814         --         --         --         --       --
          No. of Units    224,126    253,940    218,293    210,426     83,821         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  13.354405  12.162388   9.537531  11.588922  12.500000         --         --         --         --       --
  Value at End of Year  14.276727  13.354405  12.162388   9.537531  11.588922         --         --         --         --       --
          No. of Units    720,775    792,412    838,041    901,302    536,341         --         --         --         --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.002434  12.638742  10.149550  12.500000         --         --         --         --         --       --
  Value at End of Year  14.605849  14.002434  12.638742  10.149550         --         --         --         --         --       --
          No. of Units    798,432    434,763    117,087     64,984         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.983996  12.628426  10.146318  12.500000         --         --         --         --         --       --
  Value at End of Year  14.579339  13.983996  12.628426  10.146318         --         --         --         --         --       --
          No. of Units    339,307    327,459    292,175    175,570         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.928749  12.597473  10.136635  12.500000         --         --         --         --         --       --
  Value at End of Year  14.500051  13.928749  12.597473  10.136635         --         --         --         --         --       --
          No. of Units    535,067    234,440      9,046        830         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.910378  12.587160  10.133403  12.500000         --         --         --         --         --       --
  Value at End of Year  14.473708  13.910378  12.587160  10.133403         --         --         --         --         --       --
          No. of Units     40,460     43,632     40,196     36,804         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.375187  14.839803  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.012858  16.375187  14.839803         --         --         --         --         --         --       --
          No. of Units     39,685      5,774         --         --         --         --         --         --         --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits

Value at Start of Year  10.670864   9.613957   7.723126  10.214321  11.978173  12.500000         --         --         --       --
  Value at End of Year  11.159108  10.670864   9.613957   7.723126  10.214321  11.978173         --         --         --       --
          No. of Units  1,059,898  1,096,311  1,067,150  1,128,030  1,240,468    681,229         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  10.786548   9.723071   7.814676  10.340578  12.500000         --         --         --         --       --
  Value at End of Year  11.274461  10.786548   9.723071   7.814676  10.340578         --         --         --         --       --
          No. of Units    642,818    673,760    609,549    672,386    345,758         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  10.771542   9.724144   7.827267  10.372818  12.188577  12.500000         --         --         --       --
  Value at End of Year  11.241951  10.771542   9.724144   7.827267  10.372818  12.188577         --         --         --       --
          No. of Units    305,807    264,766    300,572    330,680    438,197    194,588         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  10.702195   9.666382   7.784656  10.321521  12.500000         --         --         --         --       --
  Value at End of Year  11.164004  10.702195   9.666382   7.784656  10.321521         --         --         --         --       --
          No. of Units    347,073    399,855    500,405    629,488    505,461         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  17.584406  16.225841  14.308974  12.500000         --         --         --         --         --       --
  Value at End of Year  16.162566  17.584406  16.225841  14.308974         --         --         --         --         --       --
          No. of Units    689,169    505,945    331,386    221,118         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  17.561257  16.212589  14.304439  12.500000         --         --         --         --         --       --
  Value at End of Year  16.133241  17.561257  16.212589  14.304439         --         --         --         --         --       --
          No. of Units    335,929    333,567    381,932    351,762         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year $17.491941 $16.172895 $14.290823 $12.500000         --         --         --         --         --       --
  Value at End of Year  16.045535  17.491941  16.172895  14.290823         --         --         --         --         --       --
          No. of Units    348,357    163,463     58,633      9,679         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  17.468892  16.159679  14.286287  12.500000         --         --         --         --         --       --
  Value at End of Year  16.016401  17.468892  16.159679  14.286287         --         --         --         --         --       --
          No. of Units     59,191     76,131     81,996     81,715         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  14.485848  13.420383  12.500000         --         --         --         --         --         --       --
  Value at End of Year  13.261520  14.485848  13.420383         --         --         --         --         --         --       --
          No. of Units     59,324     22,399      1,905         --         --         --         --         --         --       --

GLOBAL BOND TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  18.084517  16.660993  14.663597  12.397792  12.526713  12.511533  13.615563  12.850434  12.500000       --
  Value at End of Year  16.642167  18.084517  16.660993  14.663597  12.397792  12.526713  12.511533  13.615563  12.850434       --
          No. of Units  1,027,278  1,111,403  1,189,650  1,326,115    584,519    729,484    554,823    184,399     45,991       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  18.161547  16.740365  14.740820  12.469302  12.500000         --         --         --         --       --
  Value at End of Year  16.704718  18.161547  16.740365  14.740820  12.469302         --         --         --         --       --
          No. of Units    278,322    319,201    368,936    326,107     83,972         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  18.434631  17.017639  15.007467  12.713906  12.871966  12.500000         --         --         --       --
  Value at End of Year  16.930541  18.434631  17.017639  15.007467  12.713906  12.871966         --         --         --       --
          No. of Units    114,977    123,444    189,298    180,849     96,866     49,507         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  18.019638  16.642888  14.684326  12.446362  12.500000         --         --         --         --       --
  Value at End of Year  16.541159  18.019638  16.642888  14.684326  12.446362         --         --         --         --       --
          No. of Units    110,907    117,826    191,875    156,671     59,230         --         --         --         --       --

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.591952  12.939652  10.329245  12.500000         --         --         --         --         --       --
  Value at End of Year  15.876722  14.591952  12.939652  10.329245         --         --         --         --         --       --
          No. of Units    228,738    216,560    162,100    110,632         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.572703  12.929075  10.325957  12.500000         --         --         --         --         --       --
  Value at End of Year  15.847876  14.572703  12.929075  10.325957         --         --         --         --         --       --
          No. of Units    184,253    199,246    189,132    172,759         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.515144  12.897371  10.316092  12.500000         --         --         --         --         --       --
  Value at End of Year  15.761684  14.515144  12.897371  10.316092         --         --         --         --         --       --
          No. of Units     64,911     40,042      7,864        915         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.495997  12.886822  10.312805  12.500000         --         --         --         --         --       --
  Value at End of Year  15.733051  14.495997  12.886822  10.312805         --         --         --         --         --       --
          No. of Units     65,496     59,467     63,978     21,121         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.931332  15.074458  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.348762  16.931332  15.074458         --         --         --         --         --         --       --
          No. of Units        307      2,292      2,375         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  14.669129  12.983199  10.345146  12.988963  15.723185  14.232856  13.944724  12.616506  12.500000       --
  Value at End of Year  15.992624  14.669129  12.983199  10.345146  12.988963  15.723185  14.232856  13.944724  12.616506       --
          No. of Units  1,337,971  1,510,240  1,687,116  2,148,186  2,616,086  2,821,569  2,778,245  1,124,989    195,153       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  11.866384  10.507840   8.376938  10.523033  12.500000         --         --         --         --       --
  Value at End of Year  12.930563  11.866384  10.507840   8.376938  10.523033         --         --         --         --       --
          No. of Units    312,489    336,937    351,922    410,924    213,812         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year $12.544497 $11.125022  $8.882263 $11.174588 $13.554144 $12.500000         --         --         --       --
  Value at End of Year  13.649055  12.544497  11.125022   8.882263  11.174588  13.554144         --         --         --       --
          No. of Units    140,032    147,681    175,525    203,711    245,949    148,782         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  11.773610  10.446602   8.344776  10.503647  12.500000         --         --         --         --       --
  Value at End of Year  12.803909  11.773610  10.446602   8.344776  10.503647         --         --         --         --       --
          No. of Units    268,863    274,068    293,462    348,085    250,397         --         --         --         --       --

GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS TRUST EFF
4-29-05) - SERIES II SHARES (units first credited 8-04-2003)
Contracts with no Optional Benefits

Value at Start of Year         --  13.920860  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  13.953540  13.920860         --         --         --         --         --         --       --
          No. of Units         --        500      6,310         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year         --  13.906689  12.000000         --         --         --         --         --         --       --
  Value at End of Year         --  13.904434  13.906689         --         --         --         --         --         --       --
          No. of Units         --         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  13.898191  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  13.875058  13.898191         --         --         --         --         --         --       --
          No. of Units         --         --         --         --         --         --         --         --         --       --

GROWTH & INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  13.453513  12.824374  10.303460  12.500000         --         --         --         --         --       --
  Value at End of Year  13.490804  13.453513  12.824374  10.303460         --         --         --         --         --       --
          No. of Units    551,041    593,284    531,198    412,348         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.435756  12.813869  10.300169  12.500000         --         --         --         --         --       --
  Value at End of Year  13.466290  13.435756  12.813869  10.300169         --         --         --         --         --       --
          No. of Units    799,610    887,176    966,779    706,280         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.382694  12.782466  10.290331  12.500000         --         --         --         --         --       --
  Value at End of Year  13.393047  13.382694  12.782466  10.290331         --         --         --         --         --       --
          No. of Units     96,663    112,715     76,167     11,199         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.365056  12.772028  10.287061  12.500000         --         --         --         --         --       --
  Value at End of Year  13.368728  13.365056  12.772028  10.287061         --         --         --         --         --       --
          No. of Units    171,494    159,040    169,442    134,049         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  15.559539  14.891503  12.500000         --         --         --         --         --         --       --
  Value at End of Year  15.540552  15.559539  14.891503         --         --         --         --         --         --       --
          No. of Units      8,531     12,883      9,431         --         --         --         --         --         --       --

GROWTH & INCOME TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  14.431559  13.727830  11.013910  14.783474  16.924924  18.506889  15.811724  12.692204  12.500000       --
  Value at End of Year  14.498786  14.431559  13.727830  11.013910  14.783474  16.924924  18.506889  15.811724  12.692204       --
          No. of Units  9,114,968 11,593,741 13,898,443 16,091,327 20,745,942 23,453,262 16,148,312  4,876,965    778,392       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  10.432331   9.928592   7.969731  10.702774  12.500000         --         --         --         --       --
  Value at End of Year  10.475698  10.432331   9.928592   7.969731  10.702774         --         --         --         --       --
          No. of Units  2,248,481  2,527,394  2,779,084  2,940,391  1,503,330         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year   9.861332   9.399287   7.556172  10.162651  11.658205  12.500000         --         --         --       --
  Value at End of Year   9.887534   9.861332   9.399287   7.556172  10.162651  11.658205         --         --         --       --
          No. of Units  1,437,842  1,872,158  2,268,646  2,552,009  3,393,880  1,818,651         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  10.350768   9.870739   7.939127  10.683054  12.500000         --         --         --         --       --
  Value at End of Year  10.373093  10.350768   9.870739   7.939127  10.683054         --         --         --         --       --
          No. of Units    874,345  1,067,295  1,180,191  1,381,938  1,258,235         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year $16.107097 $14.220030 $10.626002 $12.500000         --         --         --         --         --       --
  Value at End of Year  17.830852  16.107097  14.220030  10.626002         --         --         --         --         --       --
          No. of Units    357,276    331,788    300,443    187,281         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  16.085865  14.208412  10.622622  12.500000         --         --         --         --         --       --
  Value at End of Year  17.798466  16.085865  14.208412  10.622622         --         --         --         --         --       --
          No. of Units    424,736    464,666    478,349    357,514         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  16.022313  14.173571  10.612467  12.500000         --         --         --         --         --       --
  Value at End of Year  17.701664  16.022313  14.173571  10.612467         --         --         --         --         --       --
          No. of Units     74,870     56,393     33,516      5,305         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  16.001223  14.162014  10.609094  12.500000         --         --         --         --         --       --
  Value at End of Year  17.669537  16.001223  14.162014  10.609094         --         --         --         --         --       --
          No. of Units    107,200    106,437    108,831     94,382         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.925244  15.002379  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.661963  16.925244  15.002379         --         --         --         --         --         --       --
          No. of Units      3,639      3,114        339         --         --         --         --         --         --       --

HEALTH SCIENCES TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits

Value at Start of Year  14.617362  12.875164   9.599480  13.399749  12.500000         --         --         --         --       --
  Value at End of Year  16.212910  14.617362  12.875164   9.599480  13.399749         --         --         --         --       --
          No. of Units    850,616    892,430    968,366    826,002    629,384         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  14.590517  12.857956   9.591443  13.395250  12.500000         --         --         --         --       --
  Value at End of Year  16.175065  14.590517  12.857956   9.591443  13.395250         --         --         --         --       --
          No. of Units    555,093    654,738    678,955    630,093    148,136         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  14.510292  12.806521   9.567392  13.381761  12.500000         --         --         --         --       --
  Value at End of Year  16.062084  14.510292  12.806521   9.567392  13.381761         --         --         --         --       --
          No. of Units     83,832     88,318     84,739     59,183     27,922         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  14.483651  12.789412   9.559388  13.377271  12.500000         --         --         --         --       --
  Value at End of Year  16.024596  14.483651  12.789412   9.559388  13.377271         --         --         --         --       --
          No. of Units    268,992    284,385    308,717    324,941    201,379         --         --         --         --       --

HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.633635  14.324530  11.713618  12.500000         --         --         --         --         --       --
  Value at End of Year  15.941511  15.633635  14.324530  11.713618         --         --         --         --         --       --
          No. of Units    527,606    644,525    535,198    182,041         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.613037  14.312819  11.709887  12.500000         --         --         --         --         --       --
  Value at End of Year  15.912567  15.613037  14.312819  11.709887         --         --         --         --         --       --
          No. of Units    378,988    468,337    595,107    273,788         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.551396  14.277775  11.698735  12.500000         --         --         --         --         --       --
  Value at End of Year  15.826048  15.551396  14.277775  11.698735         --         --         --         --         --       --
          No. of Units    215,221    181,616    173,522     76,459         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  15.530886  14.266087  11.695011  12.500000         --         --         --         --         --       --
  Value at End of Year  15.797304  15.530886  14.266087  11.695011         --         --         --         --         --       --
          No. of Units    138,742    129,647    126,210     58,163         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  14.920344  13.725905  12.500000         --         --         --         --         --         --       --
  Value at End of Year  15.153607  14.920344  13.725905         --         --         --         --         --         --       --
          No. of Units     16,660     10,684      3,519         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
HIGH YIELD TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year $14.187979 $12.974966 $10.588976 $11.548229 $12.409523 $13.844359 $13.018749 $12.864277 $12.500000       --
  Value at End of Year  14.486910  14.187979  12.974966  10.588976  11.548229  12.409523  13.844359  13.018749  12.864277       --
          No. of Units  1,932,687  2,934,645  3,569,054  2,813,244  2,783,661  2,688,001  2,124,867  1,187,038    205,433       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  13.396712  12.257492  10.008436  10.920556  12.500000         --         --         --         --       --
  Value at End of Year  13.672164  13.396712  12.257492  10.008436  10.920556         --         --         --         --       --
          No. of Units    509,121    636,987    773,893    518,196    193,430         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  13.065633  11.972562   9.790451  10.698741  11.519841  12.500000         --         --         --       --
  Value at End of Year  13.314332  13.065633  11.972562   9.790451  10.698741  11.519841         --         --         --       --
          No. of Units    190,991    270,881    342,878    255,279    213,210     63,437         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  13.292023  12.186112   9.970050  10.900449  12.500000         --         --         --         --       --
  Value at End of Year  13.538284  13.292023  12.186112   9.970050  10.900449         --         --         --         --       --
          No. of Units    228,180    314,899    602,930    270,619    168,652         --         --         --         --       --

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.261910  13.484978  10.844734  12.500000         --         --         --         --         --       --
  Value at End of Year  14.743097  14.261910  13.484978  10.844734         --         --         --         --         --       --
          No. of Units    553,526    611,366    449,663    310,937         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.243132  13.473973  10.841289  12.500000         --         --         --         --         --       --
  Value at End of Year  14.716356  14.243132  13.473973  10.841289         --         --         --         --         --       --
          No. of Units    459,154    555,572    522,347    428,533         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.186875  13.440953  10.830938  12.500000         --         --         --         --         --       --
  Value at End of Year  14.636323  14.186875  13.440953  10.830938         --         --         --         --         --       --
          No. of Units    106,569     93,132     51,598      4,107         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.168176  13.429966  10.827493  12.500000         --         --         --         --         --       --
  Value at End of Year  14.609738  14.168176  13.429966  10.827493         --         --         --         --         --       --
          No. of Units    116,769    150,881     90,496     72,849         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  15.195817  14.425737  12.500000         --         --         --         --         --         --       --
  Value at End of Year  15.645993  15.195817  14.425737         --         --         --         --         --         --       --
          No. of Units     10,481     10,022      6,458         --         --         --         --         --         --       --

INCOME & VALUE TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  17.293562  16.317695  13.102316  15.828793  15.921242  15.408317  14.398732  12.705736  12.500000       --
  Value at End of Year  17.917223  17.293562  16.317695  13.102316  15.828793  15.921242  15.408317  14.398732  12.705736       --
          No. of Units  2,460,957  3,163,259  2,666,500  2,859,787  2,843,644  2,227,061  1,754,764    277,339     59,162       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  13.133348  12.398458   9.960340  12.039038  12.500000         --         --         --         --       --
  Value at End of Year  13.600186  13.133348  12.398458   9.960340  12.039038         --         --         --         --       --
          No. of Units    748,450    864,139    729,718    792,866  1,503,330         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  13.696136  12.949206  10.418378  12.611582  12.710793  12.500000         --         --         --       --
  Value at End of Year  14.161791  13.696136  12.949206  10.418378  12.611582  12.710793         --         --         --       --
          No. of Units    292,974    440,583    465,470    484,314    440,801    175,347         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  13.030695  12.326232   9.922116  12.016868  12.500000         --         --         --         --       --
  Value at End of Year  13.467013  13.030695  12.326232   9.922116  12.016868         --         --         --         --       --
          No. of Units    369,581    419,638    368,485    365,287    264,002         --         --         --         --       --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits

Value at Start of Year  14.631075  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  16.768111  14.631075         --         --         --         --         --         --         --       --
          No. of Units    130,660    110,700         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year $14.626224 $12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  16.754211  14.626224         --         --         --         --         --         --         --       --
          No. of Units    109,677    115,162         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.611687  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  16.712550  14.611687         --         --         --         --         --         --         --       --
          No. of Units     34,461     21,105         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.606843  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  16.698681  14.606843         --         --         --         --         --         --         --       --
          No. of Units     41,620     37,437         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  14.592329  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  16.657167  14.592329         --         --         --         --         --         --         --       --
          No. of Units      5,069      3,940         --         --         --         --         --         --         --       --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits

Value at Start of Year  14.654378  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  16.826738  14.654378         --         --         --         --         --         --         --       --
          No. of Units    277,267    234,512         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  14.649519  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  16.812786  14.649519         --         --         --         --         --         --         --       --
          No. of Units    195,397    221,867         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  14.634965  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  16.770985  14.634965         --         --         --         --         --         --         --       --
          No. of Units     24,929     22,558         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  14.630119  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  16.757078  14.630119         --         --         --         --         --         --         --       --
          No. of Units     62,099     52,287         --         --         --         --         --         --         --       --

INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.351670         --         --         --         --         --         --         --         --       --
          No. of Units    113,101         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.346601         --         --         --         --         --         --         --         --       --
          No. of Units     22,608         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.331369         --         --         --         --         --         --         --         --       --
          No. of Units     16,220         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.326290         --         --         --         --         --         --         --         --       --
          No. of Units     39,642         --         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  17.910728  15.050495   9.878693  12.500000         --         --         --         --         --       --
  Value at End of Year  19.377439  17.910728  15.050495   9.878693         --         --         --         --         --       --
          No. of Units    166,799    170,357     87,054     53,743         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  17.887126  15.038195   9.875544  12.500000         --         --         --         --         --       --
  Value at End of Year  19.342259  17.887126  15.038195   9.875544         --         --         --         --         --       --
          No. of Units    131,077    129,202    110,596     65,894         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year $17.816506 $15.001355  $9.866121 $12.500000         --         --         --         --         --       --
  Value at End of Year  19.237114  17.816506  15.001355   9.866121         --         --         --         --         --       --
          No. of Units     82,013     56,009     17,077        497         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  17.793017  14.989089   9.862977  12.500000         --         --         --         --         --       --
  Value at End of Year  19.202174  17.793017  14.989089   9.862977         --         --         --         --         --       --
          No. of Units     57,475     57,199     57,493     17,903         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  21.319236  17.986631  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.973265  21.319236  17.986631         --         --         --         --         --         --       --
          No. of Units     13,574      7,114        629         --         --         --         --         --         --       --

INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  16.755333  14.056721   9.213754  11.237365  16.566096  23.749328  13.042850  11.841960  12.500000       --
  Value at End of Year  18.165313  16.755333  14.056721   9.213754  11.237365  16.566096  23.749328  13.042850  11.841960       --
          No. of Units  1,019,832  1,202,122  1,272,217  1,448,847  1,890,753  2,517,221    744,863    306,705     71,206       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  12.942439  10.863371   7.124165   8.693187  12.500000         --         --         --         --       --
  Value at End of Year  14.024570  12.942439  10.863371   7.124165   8.693187         --         --         --         --       --
          No. of Units    158,856    154,062    140,047    103,836     71,845         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  10.063969   8.460002   5.556362   6.790288  10.030446  12.500000         --         --         --       --
  Value at End of Year  10.889133  10.063969   8.460002   5.556362   6.790288  10.030446         --         --         --       --
          No. of Units    169,477    211,777    221,197    240,692    336,043    220,745         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  12.841222  10.800031   7.096787   8.677144  12.500000         --         --         --         --       --
  Value at End of Year  13.887184  12.841222  10.800031   7.096787   8.677144         --         --         --         --       --
          No. of Units     76,909     90,663     87,045     96,616    129,049         --         --         --         --       --

INTERNATIONAL STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.106539  12.420452   9.684206  12.500000         --         --         --         --         --       --
  Value at End of Year  16.071601  14.106539  12.420452   9.684206         --         --         --         --         --       --
          No. of Units    148,278    174,243    145,022    116,451         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.087926  12.410284   9.681116  12.500000         --         --         --         --         --       --
  Value at End of Year  16.042404  14.087926  12.410284   9.681116         --         --         --         --         --       --
          No. of Units    241,585    257,371    271,775    245,219         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.032279  12.379856   9.671864  12.500000         --         --         --         --         --       --
  Value at End of Year  15.955163  14.032279  12.379856   9.671864         --         --         --         --         --       --
          No. of Units     19,364      9,947      5,510      3,919         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.013790  12.369741   9.668789  12.500000         --         --         --         --         --       --
  Value at End of Year  15.926197  14.013790  12.369741   9.668789         --         --         --         --         --       --
          No. of Units     65,489     47,703     48,549     45,003         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  18.435878  16.297528  12.500000         --         --         --         --         --         --       --
  Value at End of Year  20.920451  18.435878  16.297528         --         --         --         --         --         --       --
          No. of Units        416        361        379         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
INTERNATIONAL STOCK TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  11.712557  10.291310   8.023041  10.405088  13.470191  16.397239  12.838403  11.346605  12.500000       --
  Value at End of Year  13.371564  11.712557  10.291310   8.023041  10.405088  13.470191  16.397239  12.838403  11.346605       --
          No. of Units  1,237,783  1,469,396  1,712,555  2,021,990  2,311,974  2,449,906  1,046,739    357,482     78,203       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  10.870422   9.556168   7.453649   9.671494  12.500000         --         --         --         --       --
  Value at End of Year  12.403968  10.870422   9.556168   7.453649   9.671494         --         --         --         --       --
          No. of Units    360,323    334,920    356,031    331,142    152,953         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year $ 9.663241 $ 8.507707 $ 6.645829 $ 8.636273 $11.202883 $12.500000         --         --         --       --
  Value at End of Year  11.010008   9.663241   8.507707   6.645829   8.636273  11.202883         --         --         --       --
          No. of Units    123,837    154,748    170,278    206,795    255,903    131,842         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  10.785403   9.500436   7.425008   9.653655  12.500000         --         --         --         --       --
  Value at End of Year  12.282437  10.785403   9.500436   7.425008   9.653655         --         --         --         --       --
          No. of Units    168,622    192,069    217,150    257,700    213,339         --         --         --         --       --

INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  16.636993  13.921688   9.783417  12.500000         --         --         --         --         --       --
  Value at End of Year  18.070607  16.636993  13.921688   9.783417         --         --         --         --         --       --
          No. of Units    916,366    833,752    625,371    529,848         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  16.615070  13.910309   9.780303  12.500000         --         --         --         --         --       --
  Value at End of Year  18.037802  16.615070  13.910309   9.780303         --         --         --         --         --       --
          No. of Units    792,671    694,947    642,023    533,862         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  16.549456  13.876213   9.770965  12.500000         --         --         --         --         --       --
  Value at End of Year  17.939725  16.549456  13.876213   9.770965         --         --         --         --         --       --
          No. of Units    186,031     90,653     26,197      9,713         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  16.527670  13.864886   9.767854  12.500000         --         --         --         --         --       --
  Value at End of Year  17.907172  16.527670  13.864886   9.767854         --         --         --         --         --       --
          No. of Units    168,420    132,370    116,135     99,265         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  20.584902  17.294424  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.269720  20.584902  17.294424         --         --         --         --         --         --       --
          No. of Units     23,280     10,941      5,069         --         --         --         --         --         --       --

INTERNATIONAL VALUE TRUST - SERIES I SHARES (units first credited 5-01-1999)
Contracts with no Optional Benefits

Value at Start of Year  14.482400  12.101830   8.484548  10.487935  11.832776  12.847324  12.500000         --         --       --
  Value at End of Year  15.763435  14.482400  12.101830   8.484548  10.487935  11.832776  12.847324         --         --       --
          No. of Units  3,779,918  2,358,201  2,344,487  2,265,923  1,904,561  1,730,754    644,472         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  15.340055  12.824929   8.995998  11.125714  12.500000         --         --         --         --       --
  Value at End of Year  16.688632  15.340055  12.824929   8.995998  11.125714         --         --         --         --       --
          No. of Units    816,473    586,596    502,295    503,476    173,584         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  14.410076  12.065552   8.476026  10.498425  11.868508  12.500000         --         --         --       --
  Value at End of Year  15.653467  14.410076  12.065552   8.476026  10.498425  11.868508         --         --         --       --
          No. of Units    492,659    330,995    298,676    277,119    191,600    119,058         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  15.220122  12.750185   8.961446  11.105217  12.500000         --         --         --         --       --
  Value at End of Year  16.525161  15.220122  12.750185   8.961446  11.105217         --         --         --         --       --
          No. of Units    473,292    379,816    349,122    353,494    223,671         --         --         --         --       --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.514565  14.086938  13.341290  12.500000         --         --         --         --         --       --
  Value at End of Year  14.581393  14.514565  14.086938  13.341290         --         --         --         --         --       --
          No. of Units    437,529    319,935    334,870    200,438         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.495417  14.075410  13.337047  12.500000         --         --         --         --         --       --
  Value at End of Year  14.554897  14.495417  14.075410  13.337047         --         --         --         --         --       --
          No. of Units    300,516    344,143    477,424    432,480         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.438164  14.040925  13.324346  12.500000         --         --         --         --         --       --
  Value at End of Year  14.475739  14.438164  14.040925  13.324346         --         --         --         --         --       --
          No. of Units    159,444     66,125     37,853      4,969         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year $14.419146 $14.029455 $13.320113 $12.500000         --         --         --         --         --       --
  Value at End of Year  14.449475  14.419146  14.029455  13.320113         --         --         --         --         --       --
          No. of Units     60,080     69,891    135,469    134,683         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  13.059855  12.726029  12.500000         --         --         --         --         --         --       --
  Value at End of Year  13.067750  13.059855  12.726029         --         --         --         --         --         --       --
          No. of Units      6,653      6,999      3,773         --         --         --         --         --         --       --

INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  17.989775  17.432843  16.497349  15.240703  14.422789  13.388502  13.845626  12.932971  12.500000       --
  Value at End of Year  18.114647  17.989775  17.432843  16.497349  15.240703  14.422789  13.388502  13.845626  12.932971       --
          No. of Units  1,829,113  2,219,766  2,701,949  3,656,084  3,589,400  2,573,833  2,117,952    795,133     75,628       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  15.436734  14.966330  14.170286  13.097442  12.500000         --         --         --         --       --
  Value at End of Year  15.536130  15.436734  14.966330  14.170286  13.097442         --         --         --         --       --
          No. of Units    536,084    621,562    701,856    922,382    256,376         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  16.153504  15.684843  14.872861  13.767444  13.054821  12.500000         --         --         --       --
  Value at End of Year  16.233223  16.153504  15.684843  14.872861  13.767444  13.054821         --         --         --       --
          No. of Units    219,086    288,643    383,496    556,840    382,829     92,766         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  15.316097  14.879188  14.115980  13.073356  12.500000         --         --         --         --       --
  Value at End of Year  15.384013  15.316097  14.879188  14.115980  13.073356         --         --         --         --       --
          No. of Units    283,281    332,729    453,180    625,558    480,844         --         --         --         --       --

LARGE CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  13.003457  12.459436  10.103824  12.500000         --         --         --         --         --       --
  Value at End of Year  12.800895  13.003457  12.459436  10.103824         --         --         --         --         --       --
          No. of Units    528,213    555,743    525,535    408,713         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.986307  12.449252  10.100613  12.500000         --         --         --         --         --       --
  Value at End of Year  12.777630  12.986307  12.449252  10.100613         --         --         --         --         --       --
          No. of Units    711,619    785,395    873,186    677,092         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.935008  12.418740  10.090965  12.500000         --         --         --         --         --       --
  Value at End of Year  12.708135  12.935008  12.418740  10.090965         --         --         --         --         --       --
          No. of Units    123,910     97,380     37,435      3,838         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.917963  12.408589  10.087755  12.500000         --         --         --         --         --       --
  Value at End of Year  12.685050  12.917963  12.408589  10.087755         --         --         --         --         --       --
          No. of Units    202,616    225,355    223,541    188,632         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  15.239625  14.660737  12.500000         --         --         --         --         --         --       --
  Value at End of Year  14.942499  15.239625  14.660737         --         --         --         --         --         --       --
          No. of Units      4,695      6,460      5,269         --         --         --         --         --         --       --

LARGE CAP GROWTH TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  12.213711  11.683391   9.467861  12.461213  15.400808  18.238886  14.785253  12.605559  12.500000       --
  Value at End of Year  12.055732  12.213711  11.683391   9.467861  12.461213  15.400808  18.238886  14.785253  12.605559       --
          No. of Units  3,141,109  4,000,802  4,690,539  5,621,065  6,562,505  6,809,886  2,373,175    191,997     19,304       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year   9.713776   9.296665   7.537509   9.925531  12.500000         --         --         --         --       --
  Value at End of Year   9.583354   9.713776   9.296665   7.537509   9.925531         --         --         --         --       --
          No. of Units  1,035,819  1,234,766  1,393,576  1,560,881    656,051         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year   8.594678   8.238003   6.689181   8.821694  10.924721  12.500000         --         --         --       --
  Value at End of Year   8.466611   8.594678   8.238003   6.689181   8.821694  10.924721         --         --         --       --
          No. of Units  1,022,004  1,126,832  1,228,796  1,282,709  1,321,074    751,651         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year $ 9.637803 $ 9.242469 $ 7.508544 $ 9.907230 $12.500000         --         --         --         --       --
  Value at End of Year   9.489465   9.637803   9.242469   7.508544   9.907230         --         --         --         --       --
          No. of Units    571,098    664,101    737,120    833,740    579,502         --         --         --         --       --

LARGE CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  13.780661         --         --         --         --         --         --         --         --       --
          No. of Units      9,486         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  13.776099         --         --         --         --         --         --         --         --       --
          No. of Units      3,665         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  13.762408         --         --         --         --         --         --         --         --       --
          No. of Units     15,530         --         --         --         --         --         --         --         --       --

LARGE CAP VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year  18.875654  15.774603  12.500000         --         --         --         --         --         --       --
  Value at End of Year  21.422921  18.875654  15.774603         --         --         --         --         --         --       --
          No. of Units    588,718    300,576     10,095         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  18.860014  15.769426  12.500000         --         --         --         --         --         --       --
  Value at End of Year  21.394511  18.860014  15.769426         --         --         --         --         --         --       --
          No. of Units    220,433    108,288      1,275         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  18.813146  15.753916  12.500000         --         --         --         --         --         --       --
  Value at End of Year  21.309471  18.813146  15.753916         --         --         --         --         --         --       --
          No. of Units    113,630     44,665      6,876         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  18.797558  15.748752  12.500000         --         --         --         --         --         --       --
  Value at End of Year  21.281217  18.797558  15.748752         --         --         --         --         --         --       --
          No. of Units     68,538     27,769      3,035         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  18.750852  15.733252  12.500000         --         --         --         --         --         --       --
  Value at End of Year  21.196621  18.750852  15.733252         --         --         --         --         --         --       --
          No. of Units     10,614      2,676         --         --         --         --         --         --         --       --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.201986  13.303764  10.014935  12.500000         --         --         --         --         --       --
  Value at End of Year  16.536348  15.201986  13.303764  10.014935         --         --         --         --         --       --
          No. of Units  1,148,674  1,022,079    652,925    469,497         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.181940  13.292884  10.011744  12.500000         --         --         --         --         --       --
  Value at End of Year  16.506305  15.181940  13.292884  10.011744         --         --         --         --         --       --
          No. of Units    780,719    793,965    715,711    550,629         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.121981  13.260309  10.002183  12.500000         --         --         --         --         --       --
  Value at End of Year  16.416565  15.121981  13.260309  10.002183         --         --         --         --         --       --
          No. of Units    269,469    111,190    227,621    215,430         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  15.102039  13.249464   9.998998  12.500000         --         --         --         --         --       --
  Value at End of Year  16.386754  15.102039  13.249464   9.998998         --         --         --         --         --       --
          No. of Units    168,242    222,010    188,117     86,049         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  18.146230  15.944168  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.660485  18.146230  15.944168         --         --         --         --         --         --       --
          No. of Units     46,136     38,360     12,707         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year $13.359069 $11.690968 $ 8.800835 $11.272948 $13.263783 $14.195565 $12.579492 $12.184094 $12.500000       --
  Value at End of Year  14.553381  13.359069  11.690968   8.800835  11.272948  13.263783  14.195565  12.579492  12.184094       --
          No. of Units  2,008,348  2,022,246  1,994,366  1,906,306  2,043,539  1,664,008    832,852    369,032     54,685       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  12.263158  10.737289   8.086960  10.363738  12.500000         --         --         --         --       --
  Value at End of Year  13.352843  12.263158  10.737289   8.086960  10.363738         --         --         --         --       --
          No. of Units    884,969    868,794    816,086    739,243    274,284         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  11.862395  10.402017   7.846184  10.070301  11.872645  12.500000         --         --         --       --
  Value at End of Year  12.897174  11.862395  10.402017   7.846184  10.070301  11.872645         --         --         --       --
          No. of Units    231,333    249,076    249,962    243,058    266,838    179,283         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  12.167277  10.674703   8.055893  10.344632  12.500000         --         --         --         --       --
  Value at End of Year  13.222062  12.167277  10.674703   8.055893  10.344632         --         --         --         --       --
          No. of Units    479,990    488,945    448,711    319,249    191,040         --         --         --         --       --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.462674  13.847840  11.344216  12.500000         --         --         --         --         --       --
  Value at End of Year  16.261645  15.462674  13.847840  11.344216         --         --         --         --         --       --
          No. of Units 24,211,507 12,415,096  3,242,220  2,169,689         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.442298  13.836523  11.340607  12.500000         --         --         --         --         --       --
  Value at End of Year  16.232118  15.442298  13.836523  11.340607         --         --         --         --         --       --
          No. of Units  4,307,494  4,134,409  3,642,130  3,197,418         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.381311  13.802621  11.329788  12.500000         --         --         --         --         --       --
  Value at End of Year  16.143848  15.381311  13.802621  11.329788         --         --         --         --         --       --
          No. of Units  9,885,418  4,522,346    714,035    348,694         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  15.361043  13.791340  11.326188  12.500000         --         --         --         --         --       --
  Value at End of Year  16.114542  15.361043  13.791340  11.326188         --         --         --         --         --       --
          No. of Units    796,374    690,174    601,338    412,922         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.155343  14.526297  12.500000         --         --         --         --         --         --       --
  Value at End of Year  16.922481  16.155343  14.526297         --         --         --         --         --         --       --
          No. of Units    834,772    426,091    186,079         --         --         --         --         --         --       --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  16.547812  14.808901  12.131533  13.682573  14.594658  14.456141  13.059244  12.545543  12.500000       --
  Value at End of Year  17.415600  16.547812  14.808901  12.131533  13.682573  14.594658  14.456141  13.059244  12.545543       --
          No. of Units 11,728,355 11,283,081 10,989,760 10,276,309  9,273,003  7,621,122  5,729,760  3,939,118    819,161       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  13.905101  12.450134  10.204305  11.514709  12.500000         --         --         --         --       --
  Value at End of Year  14.627009  13.905101  12.450134  10.204305  11.514709         --         --         --         --       --
          No. of Units  4,291,067  4,079,233  3,810,840  3,450,452  1,187,221         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  13.896892  12.461505  10.228949  11.559863  12.355297  12.500000         --         --         --       --
  Value at End of Year  14.596536  13.896892  12.461505  10.228949  11.559863  12.355297         --         --         --       --
          No. of Units  1,667,395  1,574,560  1,251,961  1,160,624  1,118,988    512,761         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  13.796388  12.377588  10.165146  11.493504  12.500000         --         --         --         --       --
  Value at End of Year  14.483759  13.796388  12.377588  10.165146  11.493504         --         --         --         --       --
          No. of Units  2,664,999  2,601,612  2,528,331  2,066,405  1,321,349         --         --         --         --       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.647741  13.710475  12.482816  12.500000         --         --         --         --         --       --
  Value at End of Year  14.827729  14.647741  13.710475  12.482816         --         --         --         --         --       --
          No. of Units  2,477,002  1,848,666    846,094    483,478         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year $14.628436 $13.699260 $12.478846 $12.500000         --         --         --         --         --       --
  Value at End of Year  14.800809  14.628436  13.699260  12.478846         --         --         --         --         --       --
          No. of Units    514,476    582,742    752,018    549,769         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.570649  13.665685  12.466950  12.500000         --         --         --         --         --       --
  Value at End of Year  14.720320  14.570649  13.665685  12.466950         --         --         --         --         --       --
          No. of Units  1,182,877    802,698    252,968     72,309         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.551458  13.654527  12.462996  12.500000         --         --         --         --         --       --
  Value at End of Year  14.693588  14.551458  13.654527  12.462996         --         --         --         --         --       --
          No. of Units    123,769    137,000    138,259    144,977         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  14.114727  13.264653  12.500000         --         --         --         --         --         --       --
  Value at End of Year  14.231278  14.114727  13.264653         --         --         --         --         --         --       --
          No. of Units    138,672     79,838     29,887         --         --         --         --         --         --       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  18.121609  16.950102  15.431874  15.407658  15.160940  14.296546  13.933826  12.839861  12.500000       --
  Value at End of Year  18.358096  18.121609  16.950102  15.431874  15.407658  15.160940  14.296546  13.933826  12.839861       --
          No. of Units  2,238,385  2,319,819  2,330,163  2,420,641  2,000,113  1,562,853  1,593,353    839,362     47,679       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  14.805955  13.855737  12.620988  12.607483  12.500000         --         --         --         --       --
  Value at End of Year  14.991697  14.805955  13.855737  12.620988  12.607483         --         --         --         --       --
          No. of Units    620,220    619,173    686,486    744,882     10,676         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  15.311609  14.350511  13.091280  13.096907  12.913124  12.500000         --         --         --       --
  Value at End of Year  15.480522  15.311609  14.350511  13.091280  13.096907  12.913124         --         --         --       --
          No. of Units    347,751    322,026    255,474    230,048    161,087     11,403         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  14.690259  13.775052  12.572600  12.584297  12.500000         --         --         --         --       --
  Value at End of Year  14.844916  14.690259  13.775052  12.572600  12.584297         --         --         --         --       --
          No. of Units    588,687    660,713    438,023    530,281    158,202         --         --         --         --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.353990  13.607605  10.676694  12.500000         --         --         --         --         --       --
  Value at End of Year  16.405116  15.353990  13.607605  10.676694         --         --         --         --         --       --
          No. of Units 24,747,793 11,814,241  2,783,038  1,647,423         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.333760  13.596489  10.673290  12.500000         --         --         --         --         --       --
  Value at End of Year  16.375343  15.333760  13.596489  10.673290         --         --         --         --         --       --
          No. of Units  4,127,677  4,183,582  3,896,703  2,819,307         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.273191  13.563170  10.663111  12.500000         --         --         --         --         --       --
  Value at End of Year  16.286288  15.273191  13.563170  10.663111         --         --         --         --         --       --
          No. of Units 12,065,922  5,041,971    755,261    336,348         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  15.253084  13.552095  10.659720  12.500000         --         --         --         --         --       --
  Value at End of Year  16.256748  15.253084  13.552095  10.659720         --         --         --         --         --       --
          No. of Units    523,420    529,437    455,404    365,982         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  17.066334  15.185956  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.162135  17.066334  15.185956         --         --         --         --         --         --       --
          No. of Units    800,504    327,994     57,928         --         --         --         --         --         --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  15.204107  13.476229  10.564695  12.750370  14.237879  14.903883  12.985550  12.418021  12.500000       --
  Value at End of Year  16.267768  15.204107  13.476229  10.564695  12.750370  14.237879  14.903883  12.985550  12.418021       --
          No. of Units 10,057,591  9,394,355  8,842,207  8,238,473  8,372,801  6,749,479  4,346,395  2,996,409    722,945       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year $13.023667 $11.549376  $9.058659 $10.938240 $12.500000         --         --         --         --       --
  Value at End of Year  13.927854  13.023667  11.549376   9.058659  10.938240         --         --         --         --       --
          No. of Units  3,977,260  3,731,526  3,573,334  3,214,133  1,161,666         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  12.807137  11.374440   8.934824  10.804923  12.089786  12.500000         --         --         --       --
  Value at End of Year  13.675831  12.807137  11.374440   8.934824  10.804923  12.089786         --         --         --       --
          No. of Units  1,240,823  1,182,459  1,164,115  1,217,395  1,145,908     74,231         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  12.921837  11.482066   9.023879  10.918093  12.500000         --         --         --         --       --
  Value at End of Year  13.791429  12.921837  11.482066   9.023879  10.918093         --         --         --         --       --
          No. of Units  1,909,770  1,819,576  1,592,863  1,278,861    857,298         --         --         --         --       --

LIFESTYLE MODERATE TRUST (FORMERLY, LIFESTYLE MODERATE 460) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.093076  13.805228  11.899608  12.500000         --         --         --         --         --       --
  Value at End of Year  15.455954  15.093076  13.805228  11.899608         --         --         --         --         --       --
          No. of Units  7,038,621  3,928,697  1,474,624    859,403         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.073168  13.793941  11.895826  12.500000         --         --         --         --         --       --
  Value at End of Year  15.427866  15.073168  13.793941  11.895826         --         --         --         --         --       --
          No. of Units  1,729,888  1,770,566  1,853,067  1,433,656         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.013674  13.760160  11.884486  12.500000         --         --         --         --         --       --
  Value at End of Year  15.344003  15.013674  13.760160  11.884486         --         --         --         --         --       --
          No. of Units  2,578,618  1,348,141    333,204     48,506         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.993879  13.748912  11.880709  12.500000         --         --         --         --         --       --
  Value at End of Year  15.316148  14.993879  13.748912  11.880709         --         --         --         --         --       --
          No. of Units    372,398    350,659    320,355    199,315         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  15.129688  13.894326  12.500000         --         --         --         --         --         --       --
  Value at End of Year  15.431764  15.129688  13.894326         --         --         --         --         --         --       --
          No. of Units    344,729    120,806     85,327         --         --         --         --         --         --       --

LIFESTYLE MODERATE TRUST (FORMERLY, LIFESTYLE MODERATE 460) - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  17.450995  15.961953  13.758615  14.561752  14.954083  14.566774  13.711730  12.686656  12.500000       --
  Value at End of Year  17.896804  17.450995  15.961953  13.758615  14.561752  14.954083  14.566774  13.711730  12.686656       --
          No. of Units  3,753,053  3,706,376  3,812,308  3,497,438  3,127,339  2,599,476  2,395,187  1,295,672    107,584       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  14.393694  13.172115  11.359546  12.028658  12.500000         --         --         --         --       --
  Value at End of Year  14.754041  14.393694  13.172115  11.359546  12.028658         --         --         --         --       --
          No. of Units  1,390,985  1,458,020  1,643,974  1,527,338    408,832         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  14.562713  13.346846  11.527502  12.224839  12.579492  12.500000         --         --         --       --
  Value at End of Year  14.904988  14.562713  13.346846  11.527502  12.224839  12.579492         --         --         --       --
          No. of Units    441,885    480,181    507,496    485,371    306,328    137,563         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  14.281197  13.095398  11.315989  12.006535  12.500000         --         --         --         --       --
  Value at End of Year  14.609563  14.281197  13.095398  11.315989  12.006535         --         --         --         --       --
          No. of Units    664,107    661,405    549,537    606,820    284,407         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
MERCURY BASIC VALUE V.I. FUND (FORMERLY, MERRILL LYNCH BASIC VALUE V.I. FUND) - CLASS II SHARES (units first credited 7-20-1998)
Contracts with no Optional Benefits

Value at Start of Year  18.800364  17.212543  13.138553  16.252289  15.864568  14.325771  12.027400  12.500000         --       --
  Value at End of Year  19.026995  18.800364  17.212543  13.138553  16.252289  15.864568  14.325771  12.027400         --       --
          No. of Units    301,470    394,202    465,530    554,649    712,421    713,263    407,865     29,849         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  14.082946  12.900003  12.021809  12.620595  12.500000         --         --         --         --       --
  Value at End of Year  14.245616  14.082946  12.900003  12.021809  12.620595         --         --         --         --       --
          No. of Units    145,876    156,004    175,040    209,140         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year $15.974669 $14.654843 $11.208596 $13.892756 $13.588646 $12.500000         --         --         --       --
  Value at End of Year  16.135029  15.974669  14.654843  11.208596  13.892756  13.588646         --         --         --       --
          No. of Units     82,047    113,069    134,896    168,395    142,919    126,531         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  13.972858  12.824848   9.813837  12.170082  12.500000         --         --         --         --       --
  Value at End of Year  14.106094  13.972858  12.824848   9.813837  12.170082         --         --         --         --       --
          No. of Units     54,962     60,772     63,712     73,643     57,968         --         --         --         --       --

MERCURY GLOBAL ALLOCATION V.I. FUND (FORMERLY, MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND) - CLASS II SHARES (units first credited
Contracts with no Optional Benefits

Value at Start of Year  16.386473  14.573174  13.501002         --         --         --         --         --         --       --
  Value at End of Year  17.805986  16.386473  14.573174         --         --         --         --         --         --       --
          No. of Units     11,647     12,453     12,631         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  16.779304  14.930000  13.832329         --         --         --         --         --         --       --
  Value at End of Year  18.223761  16.779304  14.930000         --         --         --         --         --         --       --
          No. of Units        862        870        878         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  14.243246  12.692515  11.761272         --         --         --         --         --         --       --
  Value at End of Year  15.446269  14.243246  12.692515         --         --         --         --         --         --       --
          No. of Units      5,233      5,319      6,080         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year         --  14.842993  13.754721         --         --         --         --         --         --       --
  Value at End of Year         --  16.648104  14.842993         --         --         --         --         --         --       --
          No. of Units         --         --      1,919         --         --         --         --         --         --       --

MERCURY VALUE OPPORTUNITIES V.I. FUND (FORMERLY, MERRILL LYNCH VALUE OPPORTUNITIES V.I. FUND) - CLASS II SHARES (units first credi
Contracts with no Optional Benefits

Value at Start of Year  23.897877  21.143283  15.055788  20.082156  15.730490  13.943374  10.568700  12.500000         --       --
  Value at End of Year  25.940653  23.897877  21.143283  15.055788  20.082156  15.730490  13.943374  10.568700         --       --
          No. of Units    112,117    127,136    150,351    208,180    318,521    225,025    133,116     28,230         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  17.541995  15.527800  14.578300  12.660223  12.500000         --         --         --         --       --
  Value at End of Year  19.031980  17.541995  15.527800  14.578300  12.660223         --         --         --         --       --
          No. of Units     83,514     87,288     99,997    134,961         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  18.999469  16.843218  12.017753  16.062025  12.606854  12.500000         --         --         --       --
  Value at End of Year  20.582460  18.999469  16.843218  12.017753  16.062025  12.606854         --         --         --       --
          No. of Units     12,463     27,656     31,084    123,674     18,359     17,412         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  17.404857  15.437327  11.020135  14.736065  12.500000         --         --         --         --       --
  Value at End of Year  18.845594  17.404857  15.437327  11.020135  14.736065         --         --         --         --       --
          No. of Units     43,629     56,721     59,290     66,231     55,506         --         --         --         --       --

MID CAP CORE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year  17.019053  15.145084  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.745050  17.019053  15.145084         --         --         --         --         --         --       --
          No. of Units    201,165    259,908     38,056         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  17.004947  15.140117  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.721510  17.004947  15.140117         --         --         --         --         --         --       --
          No. of Units    101,565    101,634     57,484         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  16.962682  15.125220  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.651047  16.962682  15.125220         --         --         --         --         --         --       --
          No. of Units     64,652     54,409     27,272         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  16.948623  15.120250  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.627628  16.948623  15.120250         --         --         --         --         --         --       --
          No. of Units     35,398     34,517      9,013         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year $16.906484 $15.105363 $12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.557524  16.906484  15.105363         --         --         --         --         --         --       --
          No. of Units      1,790        737      1,297         --         --         --         --         --         --       --

MID CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.064068  13.229759  10.003045  12.500000         --         --         --         --         --       --
  Value at End of Year  16.582133  15.064068  13.229759  10.003045         --         --         --         --         --       --
          No. of Units    296,910    255,414    235,468    165,624         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.044224  13.218955   9.999868  12.500000         --         --         --         --         --       --
  Value at End of Year  16.552044  15.044224  13.218955   9.999868         --         --         --         --         --       --
          No. of Units    267,510    304,422    334,960    233,395         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.984785  13.186545   9.990307  12.500000         --         --         --         --         --       --
  Value at End of Year  16.462022  14.984785  13.186545   9.990307         --         --         --         --         --       --
          No. of Units     76,107     62,541     18,879      2,557         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.965054  13.175782   9.987129  12.500000         --         --         --         --         --       --
  Value at End of Year  16.432152  14.965054  13.175782   9.987129         --         --         --         --         --       --
          No. of Units     67,344     74,432     73,642     54,597         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  18.032040  15.899955  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.770230  18.032040  15.899955         --         --         --         --         --         --       --
          No. of Units      3,677      3,843        851         --         --         --         --         --         --       --

MID CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits

Value at Start of Year  16.189826  14.196474  10.714408  12.826946  13.258777  12.500000         --         --         --       --
  Value at End of Year  17.857786  16.189826  14.196474  10.714408  12.826946  13.258777         --         --         --       --
          No. of Units    799,590    838,598    964,865    870,042    577,732    266,762         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  15.002165  13.161635   9.938342  11.903823  12.500000         --         --         --         --       --
  Value at End of Year  16.539532  15.002165  13.161635   9.938342  11.903823         --         --         --         --       --
          No. of Units    324,803    395,899    390,732    391,354    108,248         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  16.017501  14.073554  10.642876  12.766859  13.223282  12.500000         --         --         --       --
  Value at End of Year  17.632535  16.017501  14.073554  10.642876  12.766859  13.223282         --         --         --       --
          No. of Units     55,402     61,309     63,927     80,490     68,602     41,116         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  14.884878  13.084939   9.900179  11.881892  12.500000         --         --         --         --       --
  Value at End of Year  16.377549  14.884878  13.084939   9.900179  11.881892         --         --         --         --       --
          No. of Units    181,210    218,778    239,650    153,144     80,113         --         --         --         --       --

MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  16.523886  14.132733  10.110257  12.500000         --         --         --         --         --       --
  Value at End of Year  18.617492  16.523886  14.132733  10.110257         --         --         --         --         --       --
          No. of Units    652,533    458,499    354,941    224,592         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  16.502089  14.121173  10.107030  12.500000         --         --         --         --         --       --
  Value at End of Year  18.583665  16.502089  14.121173  10.107030         --         --         --         --         --       --
          No. of Units    685,304    489,637    519,230    384,725         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  16.436929  14.086575  10.097385  12.500000         --         --         --         --         --       --
  Value at End of Year  18.482630  16.436929  14.086575  10.097385         --         --         --         --         --       --
          No. of Units     97,800     65,417     29,443      7,166         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  16.415260  14.075065  10.094167  12.500000         --         --         --         --         --       --
  Value at End of Year  18.449076  16.415260  14.075065  10.094167         --         --         --         --         --       --
          No. of Units    230,780    186,746    224,007    135,298         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year $18.257144 $15.677910 $12.500000         --         --         --         --         --         --       --
  Value at End of Year  20.488505  18.257144  15.677910         --         --         --         --         --         --       --
          No. of Units     17,141     14,764      7,759         --         --         --         --         --         --       --

MID CAP STOCK TRUST - SERIES I SHARES (units first credited 5-01-1999)
Contracts with no Optional Benefits

Value at Start of Year  12.940640  11.041092   7.878591  10.333419  11.792364  12.471106  12.500000         --         --       --
  Value at End of Year  14.598760  12.940640  11.041092   7.878591  10.333419  11.792364  12.471106         --         --       --
          No. of Units  4,484,566  2,612,376  2,690,557  2,362,287  2,559,840  2,050,855    751,642         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  13.312347  11.363928   8.113009  10.646203  12.500000         --         --         --         --       --
  Value at End of Year  15.010610  13.312347  11.363928   8.113009  10.646203         --         --         --         --       --
          No. of Units  1,210,093    826,759    872,214    779,962    326,705         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  13.289711  11.361678   8.123564  10.676087  12.208008  12.500000         --         --         --       --
  Value at End of Year  14.962688  13.289711  11.361678   8.123564  10.676087  12.208008         --         --         --       --
          No. of Units    725,070    436,586    475,551    374,904    333,413    194,878         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  13.208213  11.297670   8.081830  10.626573  12.500000         --         --         --         --       --
  Value at End of Year  14.863531  13.208213  11.297670   8.081830  10.626573         --         --         --         --       --
          No. of Units    675,722    547,386    512,114    483,340    377,123         --         --         --         --       --

MID CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  16.340740  13.361109  10.843968  12.500000         --         --         --         --         --       --
  Value at End of Year  17.338920  16.340740  13.361109  10.843968         --         --         --         --         --       --
          No. of Units  1,061,806  1,186,943    879,340    652,614         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  16.319200  13.350191  10.840516  12.500000         --         --         --         --         --       --
  Value at End of Year  17.307431  16.319200  13.350191  10.840516         --         --         --         --         --       --
          No. of Units  1,235,664  1,336,355  1,317,879  1,117,522         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  16.254740  13.317463  10.830161  12.500000         --         --         --         --         --       --
  Value at End of Year  17.213309  16.254740  13.317463  10.830161         --         --         --         --         --       --
          No. of Units    189,039    143,824     60,666     15,689         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  16.233322  13.306582  10.826713  12.500000         --         --         --         --         --       --
  Value at End of Year  17.182066  16.233322  13.306582  10.826713         --         --         --         --         --       --
          No. of Units    251,646    286,842    298,145    282,390         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  19.012002  15.607730  12.500000         --         --         --         --         --         --       --
  Value at End of Year  20.093067  19.012002  15.607730         --         --         --         --         --         --       --
          No. of Units     34,166     23,325      5,150         --         --         --         --         --         --       --

MID CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits

Value at Start of Year  17.341729  14.151692  11.465270  12.953850  12.500000         --         --         --         --       --
  Value at End of Year  18.442238  17.341729  14.151692  11.465270  12.953850         --         --         --         --       --
          No. of Units  2,061,918  2,307,909  2,059,784  2,138,732    816,530         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  17.309895  14.132792  11.455678  12.949506  12.500000         --         --         --         --       --
  Value at End of Year  18.399218  17.309895  14.132792  11.455678  12.949506         --         --         --         --       --
          No. of Units  1,349,254  1,394,777  1,448,687  1,466,937    315,019         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  17.214766  14.076273  11.426974  12.936460  12.500000         --         --         --         --       --
  Value at End of Year  18.270755  17.214766  14.076273  11.426974  12.936460         --         --         --         --       --
          No. of Units    214,991    244,086    286,641    298,953     65,785         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  17.183136  14.057453  11.417401  12.932106  12.500000         --         --         --         --       --
  Value at End of Year  18.228097  17.183136  14.057453  11.417401  12.932106         --         --         --         --       --
          No. of Units    595,408    649,123    673,091    772,723    462,766         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
MID VALUE TRUST - SERIES II SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits

Value at Start of Year $12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  13.967841         --         --         --         --         --         --         --         --       --
          No. of Units     70,162         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  13.963215         --         --         --         --         --         --         --         --       --
          No. of Units     11,459         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  13.949349         --         --         --         --         --         --         --         --       --
          No. of Units      7,158         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  13.944734         --         --         --         --         --         --         --         --       --
          No. of Units        896         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  13.930877         --         --         --         --         --         --         --         --       --
          No. of Units        607         --         --         --         --         --         --         --         --       --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  12.190012  12.306299  12.450973  12.500000         --         --         --         --         --       --
  Value at End of Year  12.298010  12.190012  12.306299  12.450973         --         --         --         --         --       --
          No. of Units  2,410,775  2,036,705  1,853,729  2,789,943         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.173947  12.296240  12.447023  12.500000         --         --         --         --         --       --
  Value at End of Year  12.275678  12.173947  12.296240  12.447023         --         --         --         --         --       --
          No. of Units    966,074    984,890  1,519,478  3,435,922         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.125860  12.266109  12.435154  12.500000         --         --         --         --         --       --
  Value at End of Year  12.208916  12.125860  12.266109  12.435154         --         --         --         --         --       --
          No. of Units    937,159  1,060,830    390,915    115,361         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.109865  12.256083  12.431204  12.500000         --         --         --         --         --       --
  Value at End of Year  12.186730  12.109865  12.256083  12.431204         --         --         --         --         --       --
          No. of Units    226,793    423,238    475,247    818,115         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  12.200243  12.366130  12.500000         --         --         --         --         --         --       --
  Value at End of Year  12.259327  12.200243  12.366130         --         --         --         --         --         --       --
          No. of Units     38,417    100,430     80,018         --         --         --         --         --         --       --

MONEY MARKET TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  14.071544  14.177380  14.315606  14.370287  14.090782  13.515626  13.123053  12.682927  12.500000       --
  Value at End of Year  14.224577  14.071544  14.177380  14.315606  14.370287  14.090782  13.515626  13.123053  12.682927       --
          No. of Units  4,224,817  4,787,954  6,794,728 12,668,416 15,483,458 10,380,388  9,877,862  1,949,743    431,879       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  12.420254  12.519949  12.648340  12.703000  12.500000         --         --         --         --       --
  Value at End of Year  12.549067  12.420254  12.519949  12.648340  12.703000         --         --         --         --       --
          No. of Units  1,192,150  1,474,515  2,274,555  4,297,764  2,207,733         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  12.606110  12.726413  12.876223  12.951278  12.724933  12.500000         --         --         --       --
  Value at End of Year  12.717811  12.606110  12.726413  12.876223  12.951278  12.724933         --         --         --       --
          No. of Units    451,141    468,046    902,376  2,004,109  2,995,931  1,232,430         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  12.323191  12.447043  12.599861  12.679643  12.500000         --         --         --         --       --
  Value at End of Year  12.426192  12.323191  12.447043  12.599861  12.679643         --         --         --         --       --
          No. of Units    860,182  1,064,056  1,189,893  1,934,403  2,126,685         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year $21.737618 $17.798104 $12.500000         --         --         --         --         --         --       --
  Value at End of Year  31.340000  21.737618  17.798104         --         --         --         --         --         --       --
          No. of Units    891,398    515,521     48,703         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  21.719602  17.792264  12.500000         --         --         --         --         --         --       --
  Value at End of Year  31.298451  21.719602  17.792264         --         --         --         --         --         --       --
          No. of Units    378,873    229,400     71,754         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  21.665649  17.774754  12.500000         --         --         --         --         --         --       --
  Value at End of Year  31.174124  21.665649  17.774754         --         --         --         --         --         --       --
          No. of Units    191,510     72,421     15,496         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  21.647706  17.768924  12.500000         --         --         --         --         --         --       --
  Value at End of Year  31.132812  21.647706  17.768924         --         --         --         --         --         --       --
          No. of Units    214,051    114,209     45,004         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  21.593967  17.751461  12.500000         --         --         --         --         --         --       --
  Value at End of Year  31.009193  21.593967  17.751461         --         --         --         --         --         --       --
          No. of Units     11,822      3,249         --         --         --         --         --         --         --       --

OVERSEAS EQUITY TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.144778         --         --         --         --         --         --         --         --       --
          No. of Units     30,243         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.139769         --         --         --         --         --         --         --         --       --
          No. of Units     10,642         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.124737         --         --         --         --         --         --         --         --       --
          No. of Units      5,442         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.119726         --         --         --         --         --         --         --         --       --
          No. of Units      3,461         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.104725         --         --         --         --         --         --         --         --       --
          No. of Units        218         --         --         --         --         --         --         --         --       --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year         --  13.655977   9.650679  12.500000         --         --         --         --         --       --
  Value at End of Year         --  15.000377  13.655977   9.650679         --         --         --         --         --       --
          No. of Units         --    187,083    164,513     92,274         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year         --  13.644814   9.647607  12.500000         --         --         --         --         --       --
  Value at End of Year         --  14.980617  13.644814   9.647607         --         --         --         --         --       --
          No. of Units         --    158,855    154,681    129,984         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year         --  13.611378   9.638389  12.500000         --         --         --         --         --       --
  Value at End of Year         --  14.921449  13.611378   9.638389         --         --         --         --         --       --
          No. of Units         --     52,465     10,008      3,232         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year         --  13.600241   9.635314  12.500000         --         --         --         --         --       --
  Value at End of Year         --  14.901770  13.600241   9.635314         --         --         --         --         --       --
          No. of Units         --     51,873     37,024     27,022         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         -- $17.911537 $12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  19.596154  17.911537         --         --         --         --         --         --       --
          No. of Units         --      5,679         70         --         --         --         --         --         --       --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year         --  11.716332   8.272807  10.695465  13.768330  17.203799  12.423604  11.688584  12.500000       --
  Value at End of Year         --  12.895637  11.716332   8.272807  10.695465  13.768330  17.203799  12.423604  11.688584       --
          No. of Units         --  2,209,120  2,479,190  3,151,001  3,988,581  4,749,264  1,613,874    463,081     97,919       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year         --  10.608770   7.494505   9.694096  12.500000         --         --         --         --       --
  Value at End of Year         --  11.670752  10.608770   7.494505   9.694096         --         --         --         --       --
          No. of Units         --    399,938    358,302    401,518    237,132         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year         --   9.492621   6.716070   8.700270  11.222510  12.500000         --         --         --       --
  Value at End of Year         --  10.427174   9.492621   6.716070   8.700270  11.222510         --         --         --       --
          No. of Units         --    343,519    393,609    506,282    548,597    341,876         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year         --  10.546908   7.465702   9.676220  12.500000         --         --         --         --       --
  Value at End of Year         --  11.579459  10.546908   7.465702   9.676220         --         --         --         --       --
          No. of Units         --    209,778    198,961    204,670    168,274         --         --         --         --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.781873  13.723612   9.918704  12.500000         --         --         --         --         --       --
  Value at End of Year  19.490423  15.781873  13.723612   9.918704         --         --         --         --         --       --
          No. of Units    354,056    200,985    184,678    117,626         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.761085  13.712408   9.915550  12.500000         --         --         --         --         --       --
  Value at End of Year  19.455050  15.761085  13.712408   9.915550         --         --         --         --         --       --
          No. of Units    107,739     85,032     94,203     36,228         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.698845  13.678796   9.906070  12.500000         --         --         --         --         --       --
  Value at End of Year  19.349286  15.698845  13.678796   9.906070         --         --         --         --         --       --
          No. of Units     29,037     12,170      5,683        605         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  15.678158  13.667613   9.902913  12.500000         --         --         --         --         --       --
  Value at End of Year  19.314161  15.678158  13.667613   9.902913         --         --         --         --         --       --
          No. of Units     24,271     16,774     12,133      8,249         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  20.920290  18.264938  12.500000         --         --         --         --         --         --       --
  Value at End of Year  25.733555  20.920290  18.264938         --         --         --         --         --         --       --
          No. of Units      7,277      7,141         --         --         --         --         --         --         --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year   9.825937   8.536943   6.161288   7.154529   8.924717  11.984246   7.472906   7.956465  12.500000       --
  Value at End of Year  12.166905   9.825937   8.536943   6.161288   7.154529   8.924717  11.984246   7.472906   7.956465       --
          No. of Units    879,350    755,572    895,769  1,090,443  1,204,917  1,689,416  1,419,030    100,760     24,331       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  13.686609  11.897105   8.590662   9.980535  12.500000         --         --         --         --       --
  Value at End of Year  16.938917  13.686609  11.897105   8.590662   9.980535         --         --         --         --       --
          No. of Units    187,397    137,662    120,162     36,008     19,785         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  11.950609  10.403704   7.523557   8.753934  10.941915  12.500000         --         --         --       --
  Value at End of Year  14.768312  11.950609  10.403704   7.523557   8.753934  10.941915         --         --         --       --
          No. of Units     58,973     49,414     61,911     51,533     95,137     71,623         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  13.579577  11.827751   8.557639   9.962106  12.500000         --         --         --         --       --
  Value at End of Year  16.772996  13.579577  11.827751   8.557639   9.962106         --         --         --         --       --
          No. of Units     68,166     60,976     47,839     37,344      5,233         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
PIMCO VIT ALL ASSET PORTFOLIO - CLASS M SHARES (units first credited 5-01-2004)
Contracts with no Optional Benefits

Value at Start of Year $13.857753 $12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.455791  13.857753         --         --         --         --         --         --         --       --
          No. of Units    573,404     99,831         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.853157  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.443799  13.853157         --         --         --         --         --         --         --       --
          No. of Units    306,174    149,463         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.839396  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.407891  13.839396         --         --         --         --         --         --         --       --
          No. of Units     31,601      8,601         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.834801  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.395917  13.834801         --         --         --         --         --         --         --       --
          No. of Units     95,907     39,079         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  13.821054  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  14.360128  13.821054         --         --         --         --         --         --         --       --
          No. of Units     15,341     10,927         --         --         --         --         --         --         --       --

QUANTITATIVE ALL CAP TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year  17.376605  15.390302  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.540732  17.376605  15.390302         --         --         --         --         --         --       --
          No. of Units     11,254      5,326         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  17.362201  15.385251  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.516131  17.362201  15.385251         --         --         --         --         --         --       --
          No. of Units      9,981      1,208        442         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  17.319052  15.370112  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.442521  17.319052  15.370112         --         --         --         --         --         --       --
          No. of Units      8,940      2,585        312         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  17.304708  15.365072  12.500000         --         --         --         --         --         --       --
  Value at End of Year  18.418066  17.304708  15.365072         --         --         --         --         --         --       --
          No. of Units      4,632      3,683      3,699         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  15.349945  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  17.261683  15.349945         --         --         --         --         --         --       --
          No. of Units         --         --         --         --         --         --         --         --         --       --

QUANTITATIVE MID CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.606134  13.445189   9.871642  12.500000         --         --         --         --         --       --
  Value at End of Year  17.423837  15.606134  13.445189   9.871642         --         --         --         --         --       --
          No. of Units    105,904     70,140     60,881     26,783         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.585567  13.434196   9.868494  12.500000         --         --         --         --         --       --
  Value at End of Year  17.392206  15.585567  13.434196   9.868494         --         --         --         --         --       --
          No. of Units     73,982     76,387     66,574     44,972         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.523988  13.401266   9.859063  12.500000         --         --         --         --         --       --
  Value at End of Year  17.297617  15.523988  13.401266   9.859063         --         --         --         --         --       --
          No. of Units     10,910      7,884      2,093        952         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  15.503527  13.390311   9.855924  12.500000         --         --         --         --         --       --
  Value at End of Year  17.266212  15.503527  13.390311   9.855924         --         --         --         --         --       --
          No. of Units     32,716     29,009     27,944     24,670         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year $18.146146 $15.696317 $12.500000         --         --         --         --         --         --       --
  Value at End of Year  20.179097  18.146146  15.696317         --         --         --         --         --         --       --
          No. of Units      6,921      7,232        617         --         --         --         --         --         --       --

QUANTITATIVE MID CAP TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits

Value at Start of Year  12.204367  10.486278   7.687774  10.094110  12.500000         --         --         --         --       --
  Value at End of Year  13.654344  12.204367  10.486278   7.687774  10.094110         --         --         --         --       --
          No. of Units    201,214    174,255    142,979    143,378     46,230         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  12.181935  10.472257   7.681326  10.090711  12.500000         --         --         --         --       --
  Value at End of Year  13.622454  12.181935  10.472257   7.681326  10.090711         --         --         --         --       --
          No. of Units    101,192    101,809     87,018     87,483     22,605         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  12.114956  10.430346   7.662062  10.080533  12.500000         --         --         --         --       --
  Value at End of Year  13.527317  12.114956  10.430346   7.662062  10.080533         --         --         --         --       --
          No. of Units     10,066     14,110     12,283     16,218     11,024         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  12.092684  10.416388   7.655635  10.077137  12.500000         --         --         --         --       --
  Value at End of Year  13.495726  12.092684  10.416388   7.655635  10.077137         --         --         --         --       --
          No. of Units     54,546     43,554     36,427     37,240     22,952         --         --         --         --       --

QUANTITATIVE VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits

Value at Start of Year  14.510187  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  15.547249  14.510187         --         --         --         --         --         --         --       --
          No. of Units     19,321      3,086         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.505374  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  15.534341  14.505374         --         --         --         --         --         --         --       --
          No. of Units      8,467      3,670         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.490955  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  15.495717  14.490955         --         --         --         --         --         --         --       --
          No. of Units      1,690        391         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.486166  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  15.482881  14.486166         --         --         --         --         --         --         --       --
          No. of Units      3,997         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year         --  14.471769         --         --         --         --         --         --         --       --
          No. of Units         --         --         --         --         --         --         --         --         --       --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  21.000811  16.187204  11.832903  12.500000         --         --         --         --         --       --
  Value at End of Year  23.088749  21.000811  16.187204  11.832903         --         --         --         --         --       --
          No. of Units    549,302    578,054    455,136    366,719         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  20.973135  16.173990  11.829146  12.500000         --         --         --         --         --       --
  Value at End of Year  23.046838  20.973135  16.173990  11.829146         --         --         --         --         --       --
          No. of Units    559,142    666,094    685,854    601,049         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  20.890350  16.134374  11.817865  12.500000         --         --         --         --         --       --
  Value at End of Year  22.921571  20.890350  16.134374  11.817865         --         --         --         --         --       --
          No. of Units    105,556     64,907     32,471      9,067         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  20.862826  16.121197  11.814107  12.500000         --         --         --         --         --       --
  Value at End of Year  22.879965  20.862826  16.121197  11.814107         --         --         --         --         --       --
          No. of Units    123,614    131,725    137,943     95,796         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year $20.277335 $15.692344 $12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.204623  20.277335  15.692344         --         --         --         --         --         --       --
          No. of Units     14,638     12,170        369         --         --         --         --         --         --       --

REAL ESTATE SECURITIES TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  22.858833  17.583209  12.833632  12.705913  12.511528  10.107930  11.158599  13.563334  12.500000       --
  Value at End of Year  25.175494  22.858833  17.583209  12.833632  12.705913  12.511528  10.107930  11.158599  13.563334       --
          No. of Units  1,269,966  1,562,068  1,561,227  1,659,102  1,226,429    883,570    441,160    255,678     59,873       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  23.060028  17.746854  12.959550  12.837004  12.500000         --         --         --         --       --
  Value at End of Year  25.384424  23.060028  17.746854  12.959550  12.837004         --         --         --         --       --
          No. of Units    442,812    509,780    524,591    517,187    138,224         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  24.627525  18.981707  13.882066  13.771429  13.588062  12.500000         --         --         --       --
  Value at End of Year  27.069419  24.627525  18.981707  13.882066  13.771429  13.588062         --         --         --       --
          No. of Units     93,995    123,548    128,045    149,447     83,505     42,484         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  22.879886  17.643542  12.909860  12.813379  12.500000         --         --         --         --       --
  Value at End of Year  25.135959  22.879886  17.643542  12.909860  12.813379         --         --         --         --       --
          No. of Units    214,481    241,831    236,910    246,382    142,337         --         --         --         --       --

REAL RETURN BOND TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year  13.881629  12.967119  12.500000         --         --         --         --         --         --       --
  Value at End of Year  13.834658  13.881629  12.967119         --         --         --         --         --         --       --
          No. of Units  1,244,408  1,181,933    121,548         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.870123  12.962852  12.500000         --         --         --         --         --         --       --
  Value at End of Year  13.816296  13.870123  12.962852         --         --         --         --         --         --       --
          No. of Units    461,409    346,624    179,066         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.835619  12.950068  12.500000         --         --         --         --         --         --       --
  Value at End of Year  13.761317  13.835619  12.950068         --         --         --         --         --         --       --
          No. of Units    213,847    134,973    108,576         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.824129  12.945812  12.500000         --         --         --         --         --         --       --
  Value at End of Year  13.743041  13.824129  12.945812         --         --         --         --         --         --       --
          No. of Units    170,137    180,956     64,263         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  13.789747  12.933040  12.500000         --         --         --         --         --         --       --
  Value at End of Year  13.688363  13.789747  12.933040         --         --         --         --         --         --       --
          No. of Units     18,103      6,847        356         --         --         --         --         --         --       --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  13.674291  13.779908   9.301177  12.500000         --         --         --         --         --       --
  Value at End of Year  13.710251  13.674291  13.779908   9.301177         --         --         --         --         --       --
          No. of Units    445,073    507,193    473,288    189,623         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.656245  13.768623   9.298205  12.500000         --         --         --         --         --       --
  Value at End of Year  13.685341  13.656245  13.768623   9.298205         --         --         --         --         --       --
          No. of Units    409,983    428,746    484,926    307,013         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.602330  13.734908   9.289319  12.500000         --         --         --         --         --       --
  Value at End of Year  13.610927  13.602330  13.734908   9.289319         --         --         --         --         --       --
          No. of Units    116,322     98,293         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.584361  13.723652   9.286347  12.500000         --         --         --         --         --       --
  Value at End of Year  13.586174  13.584361  13.723652   9.286347         --         --         --         --         --       --
          No. of Units     64,206     71,298    183,452     56,474         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year $15.992651 $16.180953 $12.500000         --         --         --         --         --         --       --
  Value at End of Year  15.970873  15.992651  16.180953         --         --         --         --         --         --       --
          No. of Units      6,478      5,736      1,586         --         --         --         --         --         --       --

SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year   9.807096   9.874338   6.667934  11.432929  19.767418  30.445751  15.499402  10.983380  12.500000       --
  Value at End of Year   9.857711   9.807096   9.874338   6.667934  11.432929  19.767418  30.445751  15.499402  10.983380       --
          No. of Units  4,895,642  6,180,727  7,659,680  8,121,805 12,915,806  6,241,520    867,806    156,836         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year   5.478584   5.518916   3.728675   6.396444  12.500000         --         --         --         --       --
  Value at End of Year   5.504111   5.478584   5.518916   3.728675   6.396444         --         --         --         --       --
          No. of Units  2,054,828  2,321,926  2,661,351  2,091,969  1,008,913         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year   4.359175   4.397877   2.975729   5.112469   8.857329  12.500000         --         --         --       --
  Value at End of Year   4.372950   4.359175   4.397877   2.975729   5.112469   8.857329         --         --         --       --
          No. of Units  1,415,285  1,730,557  2,163,600  2,090,960  2,649,764  1,488,393         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year   5.435712   5.486717   3.714314   6.384603  12.500000         --         --         --         --       --
  Value at End of Year   5.450157   5.435712   5.486717   3.714314   6.384603         --         --         --         --       --
          No. of Units    868,716  1,008,081  1,191,337    883,959    856,271         --         --         --         --       --

SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.811284         --         --         --         --         --         --         --         --       --
          No. of Units    178,315         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.806048         --         --         --         --         --         --         --         --       --
          No. of Units     87,889         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.790370         --         --         --         --         --         --         --         --       --
          No. of Units     29,006         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.785150         --         --         --         --         --         --         --         --       --
          No. of Units     17,629         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  15.769487         --         --         --         --         --         --         --         --       --
          No. of Units        203         --         --         --         --         --         --         --         --       --

SMALL CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.672027  13.589423   9.496475  12.500000         --         --         --         --         --       --
  Value at End of Year  16.002957  15.672027  13.589423   9.496475         --         --         --         --         --       --
          No. of Units    213,113    225,578    203,813    140,285         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.651377  13.578325   9.493452  12.500000         --         --         --         --         --       --
  Value at End of Year  15.973913  15.651377  13.578325   9.493452         --         --         --         --         --       --
          No. of Units    202,440    230,394    262,645    156,714         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.589586  13.545063   9.484387  12.500000         --         --         --         --         --       --
  Value at End of Year  15.887075  15.589586  13.545063   9.484387         --         --         --         --         --       --
          No. of Units     52,338     40,070     19,354      1,736         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  15.569039  13.533992   9.481357  12.500000         --         --         --         --         --       --
  Value at End of Year  15.858228  15.569039  13.533992   9.481357         --         --         --         --         --       --
          No. of Units     54,176     58,515     62,765     53,984         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year $19.201669 $16.716921 $12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.529123  19.201669  16.716921         --         --         --         --         --         --       --
          No. of Units     53,430     54,348        525         --         --         --         --         --         --       --

SMALL CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits

Value at Start of Year  14.842265  12.848363   8.950555  11.576533  11.584805  12.500000         --         --         --       --
  Value at End of Year  15.183272  14.842265  12.848363   8.950555  11.576533  11.584805         --         --         --       --
          No. of Units    548,884    649,635    893,479    658,426    396,856    145,548         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  15.248124  13.206315   9.204503  11.910953  12.500000         --         --         --         --       --
  Value at End of Year  15.590677  15.248124  13.206315   9.204503  11.910953         --         --         --         --       --
          No. of Units    294,876    335,760    382,648    273,924     73,115         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  15.179394  13.166570   9.190549  11.910780  11.943325  12.500000         --         --         --       --
  Value at End of Year  15.497224  15.179394  13.166570   9.190549  11.910780  11.943325         --         --         --       --
          No. of Units     39,232     51,414     71,553     49,817     44,654     19,286         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  15.128916  13.129361   9.169150  11.889003  12.500000         --         --         --         --       --
  Value at End of Year  15.437994  15.128916  13.129361   9.169150  11.889003         --         --         --         --       --
          No. of Units    136,232    193,311    180,887    104,052     45,674         --         --         --         --       --

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year  21.377714  17.303217  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.651428  21.377714  17.303217         --         --         --         --         --         --       --
          No. of Units    234,997    275,279     11,805         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  21.359998  17.297546  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.621373  21.359998  17.297546         --         --         --         --         --         --       --
          No. of Units    227,814     92,249     22,588         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  21.306957  17.280544  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.531494  21.306957  17.280544         --         --         --         --         --         --       --
          No. of Units     47,527     17,063      6,233         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  21.289280  17.274877  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.501594  21.289280  17.274877         --         --         --         --         --         --       --
          No. of Units     61,873     37,869     10,711         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  21.236400  17.257884  12.500000         --         --         --         --         --         --       --
  Value at End of Year  22.412166  21.236400  17.257884         --         --         --         --         --         --       --
          No. of Units      4,469         --         --         --         --         --         --         --         --       --

SMALL CAP OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  22.680947         --         --         --         --         --         --         --         --       --
          No. of Units    934,783         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  22.650853         --         --         --         --         --         --         --         --       --
          No. of Units    236,435         --         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  22.560857         --         --         --         --         --         --         --         --       --
          No. of Units    111,554         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  22.530912         --         --         --         --         --         --         --         --       --
          No. of Units    104,719         --         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
SMALL CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits

Value at Start of Year $12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  14.153977         --         --         --         --         --         --         --         --       --
          No. of Units      4,960         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  14.149291         --         --         --         --         --         --         --         --       --
          No. of Units      1,569         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  14.135241         --         --         --         --         --         --         --         --       --
          No. of Units      2,297         --         --         --         --         --         --         --         --       --

SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  14.243703         --         --         --         --         --         --         --         --       --
          No. of Units    486,060         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  14.238985         --         --         --         --         --         --         --         --       --
          No. of Units    114,439         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  14.224850         --         --         --         --         --         --         --         --       --
          No. of Units     92,550         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  14.220135         --         --         --         --         --         --         --         --       --
          No. of Units     53,895         --         --         --         --         --         --         --         --       --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF
5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year         --  12.483295   9.079542  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.154800  12.483295   9.079542         --         --         --         --         --       --
          No. of Units         --    275,151    420,049    164,331         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year         --  12.473104   9.076656  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.137468  12.473104   9.076656         --         --         --         --         --       --
          No. of Units         --    412,933    448,569    326,223         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year         --  12.442530   9.067980  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.085579  12.442530   9.067980         --         --         --         --         --       --
          No. of Units         --     59,623     41,412     13,290         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year         --  12.432398   9.065104  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.068374  12.432398   9.065104         --         --         --         --         --       --
          No. of Units         --     87,599     99,300     84,913         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  16.217293  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  17.021248  16.217293         --         --         --         --         --         --       --
          No. of Units         --      4,920      4,777         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF
5-1-2005) - SERIES I SHARES (units first credited 5-01-1999)
Contracts with no Optional Benefits

Value at Start of Year         --  12.190618   8.861975  12.090352  12.570556  15.906411  12.500000         --         --       --
  Value at End of Year         --  12.865952  12.190618   8.861975  12.090352  12.570556  15.906411         --         --       --
          No. of Units         --  1,611,883  2,001,802  2,033,424  2,118,010  1,799,229    729,934         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year         --  10.759987   7.825877  10.682160  12.500000         --         --         --         --       --
  Value at End of Year         --  11.350381  10.759987   7.825877  10.682160         --         --         --         --       --
          No. of Units         --    433,832    535,755    576,958    213,244         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year         -- $ 9.283714 $ 6.762279 $ 9.244249 $ 9.630818 $12.500000         --         --         --       --
  Value at End of Year         --   9.778392   9.283714   6.762279   9.244249   9.630818         --         --         --       --
          No. of Units         --    287,599    346,740    324,288    321,390    181,602         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year         --  10.697265   7.795805  10.662451  12.500000         --         --         --         --       --
  Value at End of Year         --  11.261605  10.697265   7.795805  10.662451         --         --         --         --       --
          No. of Units         --    220,101    256,266    261,399    188,907         --         --         --         --       --

SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.054580  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  15.711835  15.054580         --         --         --         --         --         --         --       --
          No. of Units    310,303     53,890         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.049596  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  15.698807  15.049596         --         --         --         --         --         --         --       --
          No. of Units     58,642     13,558         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.034643  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  15.659783  15.034643         --         --         --         --         --         --         --       --
          No. of Units     85,966      2,228         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  15.029665  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  15.646804  15.029665         --         --         --         --         --         --         --       --
          No. of Units     27,446     15,497         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  15.014727  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  15.607897  15.014727         --         --         --         --         --         --         --       --
          No. of Units        143         --         --         --         --         --         --         --         --       --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  16.534394  13.441223  10.220525  12.500000         --         --         --         --         --       --
  Value at End of Year  17.385141  16.534394  13.441223  10.220525         --         --         --         --         --       --
          No. of Units    723,156    965,084    740,786    501,816         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  16.512601  13.430230  10.217263  12.500000         --         --         --         --         --       --
  Value at End of Year  17.353586  16.512601  13.430230  10.217263         --         --         --         --         --       --
          No. of Units    839,193  1,016,319    995,108    835,489         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  16.447403  13.397323  10.207514  12.500000         --         --         --         --         --       --
  Value at End of Year  17.259237  16.447403  13.397323  10.207514         --         --         --         --         --       --
          No. of Units    133,055    101,306     44,866     18,730         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  16.425738  13.386377  10.204261  12.500000         --         --         --         --         --       --
  Value at End of Year  17.227917  16.425738  13.386377  10.204261         --         --         --         --         --       --
          No. of Units    280,177    371,228    399,707    356,262         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  18.722545  15.281139  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.607567  18.722545  15.281139         --         --         --         --         --         --       --
          No. of Units      6,915      8,270      3,325         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
SMALL COMPANY VALUE TRUST - SERIES I SHARES (units first credited 10-01-1997)
Contracts with no Optional Benefits

Value at Start of Year  19.505557  15.824384  12.023458  12.980850  12.375754  11.864553  11.157770  11.893914  12.500000       --
  Value at End of Year  20.557424  19.505557  15.824384  12.023458  12.980850  12.375754  11.864553  11.157770  11.893914       --
          No. of Units  2,023,664  2,639,039  2,841,688  3,001,997  1,949,757  1,032,905    896,371    660,345     44,767       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  19.404678  15.750438  11.973240  12.933102  12.500000         --         --         --         --       --
  Value at End of Year  20.440914  19.404678  15.750438  11.973240  12.933102         --         --         --         --       --
          No. of Units    893,763    992,161  1,017,671  1,032,392    219,437         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year $20.883351 $16.976139 $12.924339 $13.981425 $13.356548 $12.500000         --         --         --       --
  Value at End of Year  21.965690  20.883351  16.976139  12.924339  13.981425  13.356548         --         --         --       --
          No. of Units    189,656    252,567    286,747    289,324    181,134     39,250         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  19.253025  15.658689  11.927287  12.909289  12.500000         --         --         --         --       --
  Value at End of Year  20.240780  19.253025  15.658689  11.927287  12.909289         --         --         --         --       --
          No. of Units    391,554    492,320    530,819    601,173    382,034         --         --         --         --       --

SPECIAL VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

Value at Start of Year  18.470938  15.640087  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.151537  18.470938  15.640087         --         --         --         --         --         --       --
          No. of Units     55,031     49,421      2,128         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  18.455633  15.634958  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.126131  18.455633  15.634958         --         --         --         --         --         --       --
          No. of Units     18,360     22,862      5,337         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  18.409773  15.619575  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.050101  18.409773  15.619575         --         --         --         --         --         --       --
          No. of Units     17,400     19,542      7,603         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  18.394498  15.614447  12.500000         --         --         --         --         --         --       --
  Value at End of Year  19.024825  18.394498  15.614447         --         --         --         --         --         --       --
          No. of Units      5,047      3,061         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  15.599082  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  18.348793  15.599082         --         --         --         --         --         --       --

STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  15.184102  14.495147  13.036506  12.500000         --         --         --         --         --       --
  Value at End of Year  15.316028  15.184102  14.495147  13.036506         --         --         --         --         --       --
          No. of Units    844,231    659,837    257,912    189,217         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  15.164110  14.483320  13.032376  12.500000         --         --         --         --         --       --
  Value at End of Year  15.288219  15.164110  14.483320  13.032376         --         --         --         --         --       --
          No. of Units    244,013    231,824    275,935    178,027         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  15.104238  14.447843  13.019956  12.500000         --         --         --         --         --       --
  Value at End of Year  15.205102  15.104238  14.447843  13.019956         --         --         --         --         --       --
          No. of Units    278,355    204,907     36,764      5,488         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  15.084325  14.436028  13.015815  12.500000         --         --         --         --         --       --
  Value at End of Year  15.177483  15.084325  14.436028  13.015815         --         --         --         --         --       --
          No. of Units     57,498     58,203     54,050     43,647         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  13.511272  12.950043  12.500000         --         --         --         --         --         --       --
  Value at End of Year  13.574402  13.511272  12.950043         --         --         --         --         --         --       --
          No. of Units     27,262      4,999      1,306         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
STRATEGIC BOND TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  17.826353  16.974222  15.240557  14.205813  13.581019  12.844300  12.761400  12.793187  12.500000       --
  Value at End of Year  18.026394  17.826353  16.974222  15.240557  14.205813  13.581019  12.844300  12.761400  12.793187       --
          No. of Units  1,514,785  1,761,666  2,166,898  2,057,356  2,143,847  2,239,399  1,957,762  1,279,416    201,747       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  16.277674  15.507338  13.930464  12.991163  12.500000         --         --         --         --       --
  Value at End of Year  16.452126  16.277674  15.507338  13.930464  12.991163         --         --         --         --       --
          No. of Units    293,526    318,420    356,971    320,385    138,625         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year $16.804828 $16.033629 $14.424843 $13.472399 $12.905776 $12.500000         --         --         --       --
  Value at End of Year  16.959541  16.804828  16.033629  14.424843  13.472399  12.905776         --         --         --       --
          No. of Units    202,883    210,773    244,228    243,831    236,206    101,745         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  16.150485  15.417049  13.877061  12.967269  12.500000         --         --         --         --       --
  Value at End of Year  16.291045  16.150485  15.417049  13.877061  12.967269         --         --         --         --       --
          No. of Units    183,409    254,938    307,491    335,839    246,561         --         --         --         --       --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF
5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year         --  12.934227  10.375343  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.533853  12.934227  10.375343         --         --         --         --         --       --
          No. of Units         --    167,951    159,105    136,438         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year         --  12.923652  10.372037  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.516016  12.923652  10.372037         --         --         --         --         --       --
          No. of Units         --    330,105    331,308    245,932         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year         --  12.891982  10.362137  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.462604  12.891982  10.362137         --         --         --         --         --       --
          No. of Units         --     24,095     12,936      1,548         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year         --  12.881440  10.358833  12.500000         --         --         --         --         --       --
  Value at End of Year         --  13.444864  12.881440  10.358833         --         --         --         --         --       --
          No. of Units         --     71,364     75,746     79,919         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year         --  14.525660  12.500000         --         --         --         --         --         --       --
  Value at End of Year         --  15.138225  14.525660         --         --         --         --         --         --       --
          No. of Units         --      1,384        106         --         --         --         --         --         --       --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF
5-1-2005) - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits

Value at Start of Year         --   9.651549   7.726717  10.905675  12.500000         --         --         --         --       --
  Value at End of Year         --  10.126139   9.651549   7.726717  10.905675         --         --         --         --       --
          No. of Units         --    565,164    668,512    720,801    534,088         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year         --   9.638669   7.720252  10.901999  12.500000         --         --         --         --       --
  Value at End of Year         --  10.107563   9.638669   7.720252  10.901999         --         --         --         --       --
          No. of Units         --    534,850    648,508    701,158    189,564         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year         --   9.600076   7.700872  10.891002  12.500000         --         --         --         --       --
  Value at End of Year         --  10.051965   9.600076   7.700872  10.891002         --         --         --         --       --
          No. of Units         --     70,279     72,172     94,696    132,227         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year         --   9.587257   7.694426  10.887341  12.500000         --         --         --         --       --
  Value at End of Year         --  10.033502   9.587257   7.694426  10.887341         --         --         --         --       --
          No. of Units         --    286,842    372,827    438,976    323,912         --         --         --         --       --

STRATEGIC INCOME TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits

Value at Start of Year  13.469443  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  13.527429  13.469443         --         --         --         --         --         --         --       --
          No. of Units    184,924     78,227         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.464984  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  13.516210  13.464984         --         --         --         --         --         --         --       --
          No. of Units     45,839      9,295         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.451607  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  13.482599  13.451607         --         --         --         --         --         --         --       --
          No. of Units     45,843     23,579         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year $13.447136 $12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  13.471388  13.447136         --         --         --         --         --         --         --       --
          No. of Units     15,704      9,941         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  13.433789  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  13.437908  13.433789         --         --         --         --         --         --         --       --
          No. of Units      5,543      5,467         --         --         --         --         --         --         --       --

STRATEGIC OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  11.230043  10.148823   8.205378  12.500000         --         --         --         --         --       --
  Value at End of Year  12.113844  11.230043  10.148823   8.205378         --         --         --         --         --       --
          No. of Units    166,366    196,044    192,739    153,799         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  11.215236  10.140521   8.202760  12.500000         --         --         --         --         --       --
  Value at End of Year  12.091863  11.215236  10.140521   8.202760         --         --         --         --         --       --
          No. of Units    234,971    299,182    330,897    290,101         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  11.170935  10.115663   8.194922  12.500000         --         --         --         --         --       --
  Value at End of Year  12.026098  11.170935  10.115663   8.194922         --         --         --         --         --       --
          No. of Units    103,554     77,264     28,150      7,359         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  11.156204  10.107389   8.192312  12.500000         --         --         --         --         --       --
  Value at End of Year  12.004247  11.156204  10.107389   8.192312         --         --         --         --         --       --
          No. of Units     34,627     35,850     35,541     52,254         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.008128  14.525009  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.199269  16.008128  14.525009         --         --         --         --         --         --       --
          No. of Units      1,241      1,374      1,546         --         --         --         --         --         --       --

STRATEGIC OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  10.744372   9.716008   7.841378  13.006127  15.588834  16.909177  13.443090  12.479231  12.500000       --
  Value at End of Year  11.608419  10.744372   9.716008   7.841378  13.006127  15.588834  16.909177  13.443090  12.479231       --
          No. of Units  2,723,995  3,539,555  4,243,253  5,215,403  6,742,759  6,981,029  4,471,998  1,557,309    339,520       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year   8.153802  7.377080   5.956702   9.885051  12.500000         --         --         --         --       --
  Value at End of Year   8.805127  8.153802   7.377080   5.956702   9.885051         --         --         --         --       --
          No. of Units    761,662   932,362  1,050,795  1,079,664    663,275         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year   8.185893   7.417269   5.998128   9.968780  11.972462  12.500000         --         --         --       --
  Value at End of Year   8.826573   8.185893   7.417269   5.998128   9.968780  11.972462         --         --         --       --
          No. of Units    452,293    581,059    692,600    805,591  1,174,329    590,254         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year   8.090001   7.334049   5.933797   9.866815  12.500000         --         --         --         --       --
  Value at End of Year   8.718828   8.090001   7.334049   5.933797   9.866815         --         --         --         --       --
          No. of Units    329,594    390,187    489,369    543,433    529,537         --         --         --         --       --

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.423522  12.436820   9.815931  12.500000         --         --         --         --         --       --
  Value at End of Year  14.127090  14.423522  12.436820   9.815931         --         --         --         --         --       --
          No. of Units    150,128    196,663    172,789    104,874         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.404476  12.426623   9.812793  12.500000         --         --         --         --         --       --
  Value at End of Year  14.101409  14.404476  12.426623   9.812793         --         --         --         --         --       --
          No. of Units    133,042    140,016    146,850    109,210         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.347577  12.396163   9.803416  12.500000         --         --         --         --         --       --
  Value at End of Year  14.024712  14.347577  12.396163   9.803416         --         --         --         --         --       --
          No. of Units     37,963     39,861     21,048      7,904         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year $14.328683 $12.386038  $9.800298 $12.500000         --         --         --         --         --       --
  Value at End of Year  13.999264  14.328683  12.386038   9.800298         --         --         --         --         --       --
          No. of Units     14,188     17,114     18,469     14,077         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  17.278918  14.958761  12.500000         --         --         --         --         --         --       --
  Value at End of Year  16.856435  17.278918  14.958761         --         --         --         --         --         --       --
          No. of Units        264        306        375         --         --         --         --         --         --       --

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits

Value at Start of Year  11.180204   9.624477   7.590316  10.588948  12.500000         --         --         --         --       --
  Value at End of Year  10.976190  11.180204   9.624477   7.590316  10.588948         --         --         --         --       --
          No. of Units    382,402    470,707    458,416    644,919    515,545         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  11.159685   9.611628   7.583955  10.585386  12.500000         --         --         --         --       --
  Value at End of Year  10.950581  11.159685   9.611628   7.583955  10.585386         --         --         --         --       --
          No. of Units    279,223    291,964    336,131    372,071    147,183         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  11.098309   9.573143   7.564926  10.574706  12.500000         --         --         --         --       --
  Value at End of Year  10.874078  11.098309   9.573143   7.564926  10.574706         --         --         --         --       --
          No. of Units     44,082     77,698     53,966     43,517     31,626         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  11.077918   9.560347   7.558594  10.571147  12.500000         --         --         --         --       --
  Value at End of Year  10.848689  11.077918   9.560347   7.558594  10.571147         --         --         --         --       --
          No. of Units    130,728    156,044    174,419    201,442    170,803         --         --         --         --       --

TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.190100  13.764147  13.329613  12.500000         --         --         --         --         --       --
  Value at End of Year  14.286631  14.190100  13.764147  13.329613         --         --         --         --         --       --
          No. of Units  2,119,976  2,254,339  2,344,730  1,898,403         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.171394  13.752895  13.325384  12.500000         --         --         --         --         --       --
  Value at End of Year  14.260686  14.171394  13.752895  13.325384         --         --         --         --         --       --
          No. of Units  1,784,474  1,922,999  2,280,201  2,184,222         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.115409  13.719187  13.312683  12.500000         --         --         --         --         --       --
  Value at End of Year  14.183124  14.115409  13.719187  13.312683         --         --         --         --         --       --
          No. of Units    296,922    536,727    434,630    348,765         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.096824  13.707993  13.308465  12.500000         --         --         --         --         --       --
  Value at End of Year  14.157384  14.096824  13.707993  13.308465         --         --         --         --         --       --
          No. of Units    386,665    424,699    494,474    468,633         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  12.862293  12.526343  12.500000         --         --         --         --         --         --       --
  Value at End of Year  12.898240  12.862293  12.526343         --         --         --         --         --         --       --
          No. of Units     17,662     15,550     10,893         --         --         --         --         --         --       --

TOTAL RETURN TRUST - SERIES I SHARES (units first credited 5-01-1999)
Contracts with no Optional Benefits

Value at Start of Year  16.423718  15.893215  15.370379  14.254028  13.370675  12.243486  12.500000         --         --       --
  Value at End of Year  16.572134  16.423718  15.893215  15.370379  14.254028  13.370675  12.243486         --         --       --
          No. of Units  4,711,934  5,230,315  6,563,376  8,198,918  6,407,508  3,738,958  1,482,395         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  15.332850  14.845027  14.363858  13.327266  12.500000         --         --         --         --       --
  Value at End of Year  15.463689  15.332850  14.845027  14.363858  13.327266         --         --         --         --       --
          No. of Units  1,819,224  2,055,384  2,616,636  3,195,364    903,897         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  16.109056  15.620011  15.136415  14.065149  13.220054  12.500000         --         --         --       --
  Value at End of Year  16.222243  16.109056  15.620011  15.136415  14.065149  13.220054         --         --         --       --
          No. of Units    552,518    677,451    840,185  1,128,986    856,157    314,470         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year $15.213021 $14.758578 $14.308804 $13.302764 $12.500000         --         --         --         --       --
  Value at End of Year  15.312266  15.213021  14.758578  14.308804  13.302764         --         --         --         --       --
          No. of Units    948,517  1,265,401  1,468,573  1,828,207  1,198,006         --         --         --         --       --

TOTAL STOCK MARKET INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.404161  13.109497  10.216781  12.500000         --         --         --         --         --       --
  Value at End of Year  14.951136  14.404161  13.109497  10.216781         --         --         --         --         --       --
          No. of Units    161,736    216,863    189,116     57,793         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.385171  13.098782  10.213536  12.500000         --         --         --         --         --       --
  Value at End of Year  14.923964  14.385171  13.098782  10.213536         --         --         --         --         --       --
          No. of Units    110,871    121,315    134,256     67,407         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.328371  13.066689  10.203777  12.500000         --         --         --         --         --       --
  Value at End of Year  14.842824  14.328371  13.066689  10.203777         --         --         --         --         --       --
          No. of Units     50,311     36,461      5,318        700         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.309471  13.056010  10.200532  12.500000         --         --         --         --         --       --
  Value at End of Year  14.815866  14.309471  13.056010  10.200532         --         --         --         --         --       --
          No. of Units     29,376     23,836     29,760     28,393         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.618356  15.185445  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.180753  16.618356  15.185445         --         --         --         --         --         --       --
          No. of Units      3,808      3,774        379         --         --         --         --         --         --       --

TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Contracts with no Optional Benefits

Value at Start of Year  10.639480   9.670681   7.523933   9.708403  11.131148  12.500000         --         --         --       --
  Value at End of Year  11.072652  10.639480   9.670681   7.523933   9.708403  11.131148         --         --         --       --
          No. of Units    902,809    933,496  1,020,868    850,268    768,745    570,701         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  11.516334  10.472938   8.152164  10.524299  12.500000         --         --         --         --       --
  Value at End of Year  11.979243  11.516334  10.472938   8.152164  10.524299         --         --         --         --       --
          No. of Units    156,527    201,753    308,208    185,218     95,948         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  10.863288   9.893926   7.713002   9.972325  11.456807  12.500000         --         --         --       --
  Value at End of Year  11.283059  10.863288   9.893926   7.713002   9.972325  11.456807         --         --         --       --
          No. of Units     64,021    100,300    110,063     75,419     74,927     29,032         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  11.426269  10.411883   8.120842  10.504899  12.500000         --         --         --         --       --
  Value at End of Year  11.861872  11.426269  10.411883   8.120842  10.504899         --         --         --         --       --
          No. of Units    121,387    151,850    185,157    165,647     59,445         --         --         --         --       --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits

Value at Start of Year  13.075463  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  12.985825  13.075463         --         --         --         --         --         --         --       --
          No. of Units    210,275     40,809         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.071138  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  12.975049  13.071138         --         --         --         --         --         --         --       --
          No. of Units    285,680        287         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.058147  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  12.942789  13.058147         --         --         --         --         --         --         --       --
          No. of Units     39,122     16,256         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.053810  12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  12.932048  13.053810         --         --         --         --         --         --         --       --
          No. of Units     58,857      3,419         --         --         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year $13.040841 $12.500000         --         --         --         --         --         --         --       --
  Value at End of Year  12.899893  13.040841         --         --         --         --         --         --         --       --
          No. of Units      6,543      4,534         --         --         --         --         --         --         --       --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.972403         --         --         --         --         --         --         --         --       --
          No. of Units    386,239         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.961637         --         --         --         --         --         --         --         --       --
          No. of Units    360,752         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.929410         --         --         --         --         --         --         --         --       --
          No. of Units     37,050         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.918679         --         --         --         --         --         --         --         --       --
          No. of Units    171,799         --         --         --         --         --         --         --         --       --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  13.265780  13.119753  13.115897  12.500000         --         --         --         --         --       --
  Value at End of Year  13.252212  13.265780  13.119753  13.115897         --         --         --         --         --       --
          No. of Units  1,360,290  1,720,836  1,594,705  1,388,586         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  13.248289  13.109028  13.111730  12.500000         --         --         --         --         --       --
  Value at End of Year  13.228138  13.248289  13.109028  13.111730         --         --         --         --         --       --
          No. of Units    655,975    887,680  1,178,998  1,823,818         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  13.195972  13.076906  13.099241  12.500000         --         --         --         --         --       --
  Value at End of Year  13.156206  13.195972  13.076906  13.099241         --         --         --         --         --       --
          No. of Units     74,149     74,867     82,366    116,017         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  13.178556  13.066208  13.095078  12.500000         --         --         --         --         --       --
  Value at End of Year  13.132298  13.178556  13.066208  13.095078         --         --         --         --         --       --
          No. of Units    132,850    248,019    424,130    503,856         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  12.481722  12.393948  12.500000         --         --         --         --         --         --       --
  Value at End of Year  12.419317  12.481722  12.393948         --         --         --         --         --         --       --
          No. of Units     10,443     11,403      2,770         --         --         --         --         --         --       --

U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  16.646646  16.433065  16.405395  15.428294  14.641155  13.411398  13.651980  12.898929  12.500000       --
  Value at End of Year  16.650117  16.646646  16.433065  16.405395  15.428294  14.641155  13.411398  13.651980  12.898929       --
          No. of Units  2,193,230  2,972,866  3,633,103  5,655,001  3,925,938  2,104,301  1,669,225    558,901     49,384       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  14.119763  13.945604  13.929083  13.106028  12.500000         --         --         --         --       --
  Value at End of Year  14.115667  14.119763  13.945604  13.929083  13.106028         --         --         --         --       --
          No. of Units    855,485  1,040,261  1,296,094  1,797,354    311,783         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  14.885619  14.724137  14.728774  13.879256  13.197644  12.500000         --         --         --       --
  Value at End of Year  14.859046  14.885619  14.724137  14.728774  13.879256  13.197644         --         --         --       --
          No. of Units    237,617    284,887    455,937    748,051    394,635     71,598         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  14.009436  13.864412  13.875709  13.081938  12.500000         --         --         --         --       --
  Value at End of Year  13.977451  14.009436  13.864412  13.875709  13.081938         --         --         --         --       --
          No. of Units    313,995    421,620    893,046  1,241,175    573,571         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
U.S. HIGH YIELD BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits

Value at Start of Year $12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.867118         --         --         --         --         --         --         --         --       --
          No. of Units      4,834         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.862850         --         --         --         --         --         --         --         --       --
          No. of Units     29,600         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.850074         --         --         --         --         --         --         --         --       --
          No. of Units      3,096         --         --         --         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
  Value at End of Year  12.845809         --         --         --         --         --         --         --         --       --
          No. of Units        594         --         --         --         --         --         --         --         --       --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.331439  13.340177   9.912272  12.500000         --         --         --         --         --       --
  Value at End of Year  14.919872  14.331439  13.340177   9.912272         --         --         --         --         --       --
          No. of Units    832,991    930,750    744,065    611,671         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.312562  13.329286   9.909127  12.500000         --         --         --         --         --       --
  Value at End of Year  14.892794  14.312562  13.329286   9.909127         --         --         --         --         --       --
          No. of Units    866,461    885,959    935,324    638,340         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.256031  13.296623   9.899663  12.500000         --         --         --         --         --       --
  Value at End of Year  14.811805  14.256031  13.296623   9.899663         --         --         --         --         --       --
          No. of Units    128,668    114,004     40,698     14,742         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.237247  13.285758   9.896515  12.500000         --         --         --         --         --       --
  Value at End of Year  14.784920  14.237247  13.285758   9.896515         --         --         --         --         --       --
          No. of Units    154,702    169,329    141,303    192,924         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  16.397272  15.324454  12.500000         --         --         --         --         --         --       --
  Value at End of Year  17.002584  16.397272  15.324454         --         --         --         --         --         --       --
          No. of Units      9,714     13,240      2,638         --         --         --         --         --         --       --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES (units first credited 5-01-1999)
Contracts with no Optional Benefits

Value at Start of Year  13.213437  12.268144   9.090472  12.340662  12.862059  12.708630  12.500000         --         --       --
  Value at End of Year  13.767580  13.213437  12.268144   9.090472  12.340662  12.862059  12.708630         --         --       --
          No. of Units  5,077,302  6,277,196  5,308,573  6,231,732  6,796,334  6,201,105  3,259,258         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  12.306729  11.432026   8.475151  11.511103  12.500000         --         --         --         --       --
  Value at End of Year  12.816453  12.306729  11.432026   8.475151  11.511103         --         --         --         --       --
          No. of Units  1,325,566  1,433,715  1,223,127  1,306,256    543,393         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  12.705323  11.820052   8.775940  11.937561  12.467016  12.500000         --         --         --       --
  Value at End of Year  13.211775  12.705323  11.820052   8.775940  11.937561  12.467016         --         --         --       --
          No. of Units    629,766    784,268    706,408    763,615    851,029    417,203         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  12.210486  11.365395   8.442592  11.489880  12.500000         --         --         --         --       --
  Value at End of Year  12.690890  12.210486  11.365395   8.442592  11.489880         --         --         --         --       --
          No. of Units    684,361    849,578    886,939    970,148    839,168         --         --         --         --       --

UTILITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  18.293864  14.377295  10.876103  12.500000         --         --         --         --         --       --
  Value at End of Year  20.996033  18.293864  14.377295  10.876103         --         --         --         --         --       --
          No. of Units    276,422    205,928    124,556     89,246         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year $18.269759 $14.365541 $10.872646 $12.500000         --         --         --         --         --       --
  Value at End of Year  20.957916  18.269759  14.365541  10.872646         --         --         --         --         --       --
          No. of Units    198,667    172,641    172,784    120,363         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  18.197615  14.330345  10.862270  12.500000         --         --         --         --         --       --
  Value at End of Year  20.843976  18.197615  14.330345  10.862270         --         --         --         --         --       --
          No. of Units     47,774     20,967     12,183      2,077         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  18.173660  14.318639  10.858817  12.500000         --         --         --         --         --       --
  Value at End of Year  20.806168  18.173660  14.318639  10.858817         --         --         --         --         --       --
          No. of Units     66,085     40,364     34,793     49,696         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  19.047878  15.030005  12.500000         --         --         --         --         --         --       --
  Value at End of Year  21.774451  19.047878  15.030005         --         --         --         --         --         --       --
          No. of Units      9,416      7,542        298         --         --         --         --         --         --       --

UTILITIES TRUST - SERIES I SHARES (units first credited 4-30-2001)
Contracts with no Optional Benefits

Value at Start of Year  11.753409   9.223482   6.963153   9.250000  12.500000         --         --         --         --       --
  Value at End of Year  13.519923  11.753409   9.223482   6.963153   9.250000         --         --         --         --       --
          No. of Units    673,118    602,858    438,317    323,742    244,505         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year  11.731812   9.211153   6.957324   9.246883  12.500000         --         --         --         --       --
  Value at End of Year  13.488355  11.731812   9.211153   6.957324   9.246883         --         --         --         --       --
          No. of Units    380,225    352,997    309,136    253,695     75,795         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  11.667328   9.174298   6.939875   9.237560  12.500000         --         --         --         --       --
  Value at End of Year  13.394183  11.667328   9.174298   6.939875   9.237560         --         --         --         --       --
          No. of Units    104,401     75,469     71,484     51,860     28,561         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  11.645930   9.162056   6.934069   9.234447  12.500000         --         --         --         --       --
  Value at End of Year  13.362951  11.645930   9.162056   6.934069   9.234447         --         --         --         --       --
          No. of Units    158,378    154,895    162,297    158,320    138,460         --         --         --         --       --

VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

Value at Start of Year  14.693262  12.972509   9.505656  12.500000         --         --         --         --         --       --
  Value at End of Year  16.255092  14.693262  12.972509   9.505656         --         --         --         --         --       --
          No. of Units    274,214    333,067    196,588    134,449         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)

Value at Start of Year  14.673914  12.961913   9.502632  12.500000         --         --         --         --         --       --
  Value at End of Year  16.225596  14.673914  12.961913   9.502632         --         --         --         --         --       --
          No. of Units    366,147    468,418    416,769    424,623         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)

Value at Start of Year  14.615931  12.930141   9.493546  12.500000         --         --         --         --         --       --
  Value at End of Year  16.137336  14.615931  12.930141   9.493546         --         --         --         --         --       --
          No. of Units     31,701     54,054     17,188      3,602         --         --         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)

Value at Start of Year  14.596666  12.919571   9.490525  12.500000         --         --         --         --         --       --
  Value at End of Year  16.108033  14.596666  12.919571   9.490525         --         --         --         --         --       --
          No. of Units     44,838     48,518     67,228     29,501         --         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)

Value at Start of Year  18.447390  16.352424  12.500000         --         --         --         --         --         --       --
  Value at End of Year  20.327054  18.447390  16.352424         --         --         --         --         --         --       --
          No. of Units      2,937      1,178        621         --         --         --         --         --         --       --

VALUE TRUST - SERIES I SHARES (units first credited 8-04-1997)
Contracts with no Optional Benefits

Value at Start of Year  16.940045  14.938242  10.933568  14.384678  14.127502  11.517818  12.033566  12.435876  12.500000       --
  Value at End of Year  18.774999  16.940045  14.938242  10.933568  14.384678  14.127502  11.517818  12.033566  12.435876       --
          No. of Units  1,866,381  2,569,239  2,675,854  3,536,006  4,020,292  2,384,540  1,929,431  1,262,761    298,713       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)

Value at Start of Year $14.418902 $12.721391 $ 9.315660 $12.262228 $12.500000         --         --         --         --       --
  Value at End of Year  15.972794  14.418902  12.721391   9.315660  12.262228         --         --         --         --       --
          No. of Units    806,639    820,056    830,260    915,180    524,403         --         --         --         --       --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)

Value at Start of Year  18.500073  16.346669  11.988345  15.804033  15.552753  12.500000         --         --         --       --
  Value at End of Year  20.463158  18.500073  16.346669  11.988345  15.804033  15.552753         --         --         --       --
          No. of Units    156,360    269,565    283,567    391,865    495,674    124,861         --         --         --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

Value at Start of Year  14.306136  12.647240   9.279886  12.239648  12.500000         --         --         --         --       --
  Value at End of Year  15.816308  14.306136  12.647240   9.279886  12.239648         --         --         --         --       --
          No. of Units    271,244    337,831    337,417    381,068    365,986         --         --         --         --       --